UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21825

AARP FUNDS

(Exact name of registrant as specified in charter)

650 F. STREET NW

WASHINGTON, DC 20004

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
RICHARD M. HISEY AARP FINANCIAL INCORPORATED 2 HIGHWOOD DRIVE, SUITE 202 TEWKBURY, MA 01876	MARC R. DUFFY AARP FUNDS 650 F. STREET NW WASHINGTON, DC 20004

Registrant’s telephone number, including area code: (202) 434-3650

Date of fiscal year end: June 30

Date of reporting period: March 31, 2010

Item 1.	Schedule of Investments.

AARP Conservative Fund

AARP Moderate Fund

AARP Aggressive Fund

AARP Money Market Fund

AARP Income Fund

U.S. Stock Market Portfolio

International Stock Market Portfolio

U.S. Bond Market Portfolio

AARP Conservative Fund

Portfolio of investments

March 31, 2010 (unaudited)

Mutual funds: 100.1%

	Shares	Value
U.S. Bond Market Portfolio[1] – 70.1%	1,814,954	$18,766,621

U.S. Stock Market Portfolio[1] – 22.5%	643,771	6,032,133

International Stock Market Portfolio[1] – 7.5%	211,877	2,010,714

Total investments: 100.1% (Identified cost $24,694,895)[2]		26,809,468

Other assets and liabilities, net: (0.1)%		(37,896)

Total net assets: 100.0%		$26,771,572

[1]	Affiliated issuer.
[2]

At March 31, 2010, the cost of investments for federal tax purposes was $24,694,895. The net unrealized appreciation of investments for federal tax purposes was $2,114,573. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,114,573 and net unrealized depreciation from investments for those securities having an excess of cost over value of $0.

INVESTMENT VALUATION

The Fund is a “fund of funds” which invests substantially all of its assets in the underlying series (the “Underlying Portfolios”) of AARP Portfolios, a separately registered investment company.

For information on the Fund’s or Portfolios’ policies regarding valuation of investments and other significant accounting policies, please refer to the most recent semi-annual or annual financial statements.

The Fund adopted Fair Value Measurements effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy for measuring fair value and enhancing disclosure. The AARP Conservative Fund is a Registered Investment Company (“RIC”) as well as a fund of funds, which invests all of its investable assets in other RICs, (AARP U.S. Stock Market Portfolio, U.S. Bond Market Portfolio and International Stock Market Portfolio). In regards to investments in other RICs, they are widely considered to be treated as Level 1 securities due to the availability of a daily valued and quoted price for those underlying portfolios. However, in the case of the underlying U.S. Stock Market Portfolio, U.S. Bond Market Portfolio and International Stock Market Portfolio, certain securities held by the underlying portfolios fall into Level 2 or Level 3 of the pricing hierarchy due to specific valuation circumstances, particularly matrix pricing of bond holdings or certain foreign securities that could be fair valued at any particular point in time. In the Portfolio of Investments for the U.S. Stock Market Portfolio, U.S. Bond Market Portfolio and International Stock Market Portfolio, the Level 2 and 3 securities held as of March 31, 2010 will be separately identified. The three tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of March 31, 2010, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.

Affiliated companies

The fund invests substantially all of its assets in the Portfolios, which are considered affiliated companies. As defined by the Investment Act of 1940, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or of a company which is under common ownership or control.

Affiliate	Purchase Cost*	Sales Proceeds*	Investment Income	Value 6/30/09	Value 3/31/10
U.S. Bond Market Portfolio	$6,452,531	$1,207,110	$503,095	$13,225,726	$18,766,621

U.S. Stock Market Portfolio	1,742,505	1,265,906	64,482	4,244,540	6,032,133

International Stock Market Portfolio	743,846	503,473	19,192	1,411,278	2,010,714

TOTAL	$8,938,882	$2,976,489	$586,769	$18,881,544	$26,809,468

*	These numbers reflect the purchase and sales volume of each respective Portfolio during the nine months ended March 31, 2010.

Amounts reflected on the accompanying financial statements include the following amounts related to affiliated companies:

Investment in securities, at cost	$24,694,895
Income distributions from underlying AARP Portfolios	$586,769
Realized gain (loss) on sales of underlying AARP Portfolios	$(177,232)
Capital gain distributions from underlying AARP Portfolios	$14,720

1

Subsequent Event

Effective June 1, 2010 there will be an amendment to each of (i) the Sub-Administration agreement dated December 30, 2005 between AARP Financial Incorporated (“AFI”) and State Street Bank and Trust Company (“State Street”) with respect to AARP Funds and (ii) the Sub-Administration Agreement dated December 30, 2005 between AFI and State Street with respect to AARP Portfolios (together, the “Agreements”). The monthly fee payable under the Agreements is changing from an asset based fee to a per fund fee. The total monthly fee for the 5 AARP Funds and 3 AARP Portfolios will be $25,000 per month. The fee will be prorated for partial months and any fund terminations. Shareholders of the AARP Funds and AARP Portfolios will not bear this increase in expenses as it will be borne solely by AFI.

2

AARP Moderate Fund

Portfolio of investments

March 31, 2010 (unaudited)

Mutual funds: 100.1%

	Shares	Value
U.S. Bond Market Portfolio[1] – 45.1%	2,281,784	$23,593,649

U.S. Stock Market Portfolio[1] – 40.0%	2,238,220	20,972,121

International Stock Market Portfolio[1] – 15.0%	828,718	7,864,538

Total investments: 100.1% (Identified cost $48,279,973)[2]		52,430,308

Other assets and liabilities, net: (0.1)%		(46,271)

Total net assets: 100.0%		$52,384,037

[1]	Affiliated issuer.
[2]

At March 31, 2010, the cost of investments for federal tax purposes was $48,279,973. The net unrealized appreciation of investments for federal tax purposes was $4,150,335. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,150,335 and net unrealized depreciation from investments for those securities having an excess of cost over value of $0.

INVESTMENT VALUATION

The Fund is a “fund of funds” which invests substantially all of its assets in the underlying series (the “Underlying Portfolios”) of AARP Portfolios, a separately registered investment company.

For information on the Fund’s or Portfolios’ policies regarding valuation of investments and other significant accounting policies, please refer to the most recent semi-annual or annual financial statements.

The Fund adopted Fair Value Measurements effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy for measuring fair value and enhancing disclosure. The AARP Moderate Fund is a Registered Investment Company (“RIC”) as well as a fund of funds, which invests all of its investable assets in other RICs, (AARP U.S. Stock Market Portfolio, U.S. Bond Market Portfolio and International Stock Market Portfolio). In regards to investments in other RICs, they are widely considered to be treated as Level 1 securities due to the availability of a daily valued and quoted price for those underlying portfolios. However, in the case of the underlying U.S. Stock Market Portfolio, U.S. Bond Market Portfolio and International Stock Market Portfolio, certain securities held by the underlying portfolios fall into Level 2 or Level 3 of the pricing hierarchy due to specific valuation circumstances, particularly matrix pricing of bond holdings or certain foreign securities that could be fair valued at any particular point in time. In the Portfolio of Investments for the U.S. Stock Market Portfolio, U.S. Bond Market Portfolio and International Stock Market Portfolio, the Level 2 and 3 securities held as of March 31, 2010 will be separately identified. The three tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of March 31, 2010, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.

Affiliated companies

The fund invests substantially all of its assets in the Portfolios, which are considered affiliated companies. As defined by the Investment Act of 1940, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or of a company which is under common ownership or control.

Affiliate	Purchase Cost*	Sales Proceeds*	Investment Income	Value 6/30/09	Value 3/31/10
U.S. Bond Market Portfolio	$2,057,717	$1,085,850	$658,861	$17,582,800	$23,593,649

U.S. Stock Market Portfolio	1,223,998	1,287,441	229,591	15,603,327	20,972,121

International Stock Market Portfolio	858,251	610,761	79,058	5,844,330	7,864,538

TOTAL	$4,139,966	$2,984,052	$967,510	$39,030,457	$52,430,308

*	These numbers reflect the purchase and sales volume of each respective Portfolio during the nine months ended March 31, 2010.

Amounts reflected on the accompanying financial statements include the following amounts related to affiliated companies:

Investment in securities, at cost	$48,279,973
Income distributions from underlying AARP Portfolios	$967,510
Realized gain (loss) on sales of underlying AARP Portfolios	$(1,256,573)
Capital gain distributions from underlying AARP Portfolios	$19,623

1

Subsequent Event

Effective June 1, 2010 there will be an amendment to each of (i) the Sub-Administration agreement dated December 30, 2005 between AARP Financial Incorporated (“AFI”) and State Street Bank and Trust Company (“State Street”) with respect to AARP Funds and (ii) the Sub-Administration Agreement dated December 30, 2005 between AFI and State Street with respect to AARP Portfolios (together, the “Agreements”). The monthly fee payable under the Agreements is changing from an asset based fee to a per fund fee. The total monthly fee for the 5 AARP Funds and 3 AARP Portfolios will be $25,000 per month. The fee will be prorated for partial months and any fund terminations. Shareholders of the AARP Funds and AARP Portfolios will not bear this increase in expenses as it will be borne solely by AFI.

2

AARP Aggressive Fund

Portfolio of investments

March 31, 2010 (unaudited)

Mutual funds: 100.1%

	Shares	Value
U.S. Stock Market Portfolio[1] – 60.1%	2,077,842	$19,469,383

U.S. Bond Market Portfolio[1] – 20.0%	627,683	6,490,240

International Stock Market Portfolio[1] – 20.0%	683,856	6,489,790

Total investments: 100.1% (Identified cost $30,653,963)		32,449,413

Other assets and liabilities, net: (0.1)%		(39,949)

Total net assets: 100.0%		$32,409,464

[1]	Affiliated issuer.
[2]

At March 31, 2010, the cost of investments for federal tax purposes was $30,653,963. The net unrealized depreciation of investments for federal tax purposes was $1,795,450. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,795,450 and net unrealized depreciation from investments for those securities having an excess of cost over value of $0.

INVESTMENT VALUATION

The Fund is a “fund of funds” which invests substantially all of its assets in the underlying series (the “Underlying Portfolios”) of AARP Portfolios, a separately registered investment company.

For information on the Fund’s or Portfolios’ policies regarding valuation of investments and other significant accounting policies, please refer to the most recent semi-annual or annual financial statements.

The Fund adopted Fair Value Measurements effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy for measuring fair value and enhancing disclosure. The AARP Aggressive Fund is a Registered Investment Company (“RIC”) as well as a fund of funds, which invests all of its investable assets in other RICs, (AARP U.S. Stock Market Portfolio, U.S. Bond Market Portfolio and International Stock Market Portfolio). In regards to investments in other RICs, they are widely considered to be treated as Level 1 securities due to the availability of a daily valued and quoted price for those underlying portfolios. However, in the case of the underlying U.S. Stock Market Portfolio, U.S. Bond Market Portfolio and International Stock Market Portfolio, certain securities held by the underlying portfolios fall into Level 2 or Level 3 of the pricing hierarchy due to specific valuation circumstances, particularly matrix pricing of bond holdings or certain foreign securities that could be fair valued at any particular point in time. In the Portfolio of Investments for the U.S. Stock Market Portfolio, U.S. Bond Market Portfolio and International Stock Market Portfolio, the Level 2 and 3 securities held as of March 31, 2010 will be separately identified. The three tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of March 31, 2010, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.

Affiliated companies

The fund invests substantially all of its assets in the Portfolios, which are considered affiliated companies. As defined by the Investment Act of 1940, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or of a company which is under common ownership or control.

Affiliate	Purchase Cost*	Sales Proceeds*	Investment Income	Value 6/30/09	Value 3/31/10
U.S. Bond Market Portfolio	$2,469,884	$767,099	$174,044	$4,683,019	$6,490,240

U.S. Stock Market Portfolio	3,348,236	2,056,815	206,323	13,990,809	19,469,383

International Stock Market Portfolio	1,635,684	950,456	62,242	4,657,894	6,489,790

TOTAL	$7,453,804	$3,774,370	$442,609	$23,331,722	$32,449,413

*	These numbers reflect the purchase and sales volume of each respective Portfolio during the nine months ended March 31, 2010.

Amounts reflected on the accompanying financial statements include the following amounts related to affiliated companies:

Investment in securities, at cost	$30,653,963
Income distributions from underlying AARP Portfolios	$442,609
Realized gain (loss) on sales of underlying AARP Portfolios	$(973,847)
Capital gain distributions from underlying AARP Portfolios	$5,148

See Notes to Financial Statements

1

Subsequent Event

Effective June 1, 2010 there will be an amendment to each of (i) the Sub-Administration agreement dated December 30, 2005 between AARP Financial Incorporated (“AFI”) and State Street Bank and Trust Company (“State Street”) with respect to AARP Funds and (ii) the Sub-Administration Agreement dated December 30, 2005 between AFI and State Street with respect to AARP Portfolios (together, the “Agreements”). The monthly fee payable under the Agreements is changing from an asset based fee to a per fund fee. The total monthly fee for the 5 AARP Funds and 3 AARP Portfolios will be $25,000 per month. The fee will be prorated for partial months and any fund terminations. Shareholders of the AARP Funds and AARP Portfolios will not bear this increase in expenses as it will be borne solely by AFI.

See Notes to Financial Statements.

2

AARP Money Market Fund

Portfolio of investments

March 31, 2010 (unaudited)

Mutual funds: 100.3%

Value
Investment in State Street Money Market Portfolio1 – 100.3%	$33,146,224

Total investments: 100.3% (Identified cost $33,146,224)	33,146,224

Other assets and liabilities, net: (0.3)%	(90,122)

Total net assets: 100.0%	$33,056,102

[1]	The investment portfolio of the State Street Money Market Portfolio is included below.

AARP Money Market Fund invests only in State Street Money Market Portfolio. At March 31, 2010, AARP Money Market Fund owned 0.19% of the State Street Money Market Portfolio.

The Fund adopted Fair Value Measurements effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy for measuring fair value and enhancing disclosure. The AARP Money Market Fund is a Registered Investment Company (“RIC”) as well as a feeder into the State Street Money Market Master Portfolio. The AARP Money Market invests all of its investable assets by purchasing shares directly into the State Street Money Market Portfolio, which is also a RIC. In regards to investments in other RICs, they are widely considered to be treated as Level 1 securities due to the availability of a daily valued and quoted price for those underlying portfolios. However, in the case of the State Street Money Market Portfolio, certain securities held by the underlying portfolios fall into Level 2 or Level 3 of the pricing hierarchy due to specific valuation circumstances, particularly amortized cost valuation method used for evaluating short term money market instruments. The Level 2 and 3 securities held as of March 31, 2010 will be separately identified in the Portfolio of Investments for the State Street Money Market Master Portfolio. The three tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of March 31, 2010, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.

AARP Money Market Fund (continued)

Portfolio of Investments

March 31, 2007 (unaudited)

Subsequent Event

Effective June 1, 2010 there will be an amendment to each of (i) the Sub-Administration agreement dated December 30, 2005 between AARP Financial Incorporated (“AFI”) and State Street Bank and Trust Company (“State Street”) with respect to AARP Funds and (ii) the Sub-Administration Agreement dated December 30, 2005 between AFI and State Street with respect to AARP Portfolios (together, the “Agreements”). The monthly fee payable under the Agreements is changing from an asset based fee to a per fund fee. The total monthly fee for the 5 AARP Funds and 3 AARP Portfolios will be $25,000 per month. The fee will be prorated for partial months and any fund terminations. Shareholders of the AARP Funds and AARP Portfolios will not bear this increase in expenses as it will be borne solely by AFI.

STATE STREET MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Maturity Date	Principal Amount	Amortized Cost
COMMERCIAL PAPER — 21.6%
Asset Backed Commercial Paper Credit Arbitrage — 4.7%
Aspen Funding Corp. (a)	0.243%	06/17/2010	$250,000,000	$249,871,667
Solitaire Funding LLC (a)	0.240%	04/06/2010	30,000,000	29,999,000
Solitaire Funding LLC (a)	0.240%	04/09/2010	160,000,000	159,991,467
Solitaire Funding LLC (a)	0.240%	05/25/2010	321,000,000	320,884,440
Solitaire Funding LLC (a)	0.260%	06/10/2010	73,000,000	72,963,094

				833,709,668

Asset Backed Commercial Paper Hybrid — 0.4%
Cancara Asset Securitization LLC (a)	0.250%	06/16/2010	75,000,000	74,960,417

Asset Backed Commercial Paper Receivables and Securities — 1.6%
Straight-A Funding (Series 1) (a)	0.190%	05/14/2010	201,032,000	200,986,377
Straight-A Funding (Series 1) (a)	0.190%	05/20/2010	90,587,000	90,563,573

				291,549,950

Bank Domestic — 3.4%
JPMorgan Chase & Co.	0.160%	04/05/2010	300,000,000	299,994,667
JPMorgan Chase & Co.	0.210%	07/06/2010	100,000,000	99,944,000
JPMorgan Chase Funding, Inc. (a)	0.290%	04/06/2010	200,000,000	199,991,944

				599,930,611

Bank Foreign — 7.4%
Australia & New Zealand Banking Group Ltd. (a)(b)	0.296%	04/23/2010	45,000,000	45,000,000
Australia & New Zealand Banking Group Ltd. (a)	0.195%	06/02/2010	125,000,000	124,958,021
Australia & New Zealand Banking Group Ltd. (a)	0.198%	06/18/2010	125,000,000	124,946,510
Banco Bilbao Vizcaya Argentaria/London (a)	0.280%	06/24/2010	250,000,000	249,836,666
BPCE (a)	0.284%	06/14/2010	150,000,000	149,913,667
Commonwealth Bank of Australia (a)	0.180%	05/10/2010	125,000,000	124,975,625
Commonwealth Bank of Australia (a)	0.243%	06/23/2010	50,000,000	49,972,333
DnB NOR Bank ASA (a)	0.190%	05/25/2010	75,000,000	74,978,625
Svenska Handelsbanken, Inc.	0.200%	06/01/2010	170,000,000	169,942,389
Westpac Banking Corp. (a)	0.300%	04/06/2010	200,000,000	199,991,667

				1,314,515,503

Finance Non-Captive Diversified — 4.1%
General Electric Capital Corp.	0.290%	07/19/2010	39,000,000	38,965,756
General Electric Capital Corp.	0.250%	07/22/2010	100,000,000	99,922,222
General Electric Capital Corp.	0.274%	07/28/2010	120,000,000	119,893,800
General Electric Capital Corp.	0.280%	08/05/2010	225,000,000	224,779,500
General Electric Co.	0.051%	04/01/2010	250,000,000	250,000,000

				733,561,278

TOTAL COMMERCIAL PAPER				3,848,227,427

EURO CERTIFICATES OF DEPOSIT — 6.9%
Bank Foreign — 6.9%
ING Bank NV	0.450%	04/12/2010	150,000,000	150,000,000
ING Bank NV	0.420%	04/19/2010	100,000,000	100,000,000
ING Bank NV	0.380%	04/27/2010	150,000,000	150,000,000
ING Bank NV	0.380%	05/18/2010	175,000,000	175,000,000
ING Bank NV	0.350%	06/07/2010	200,000,000	200,000,000
National Australia Bank Ltd.	0.200%	04/19/2010	300,000,000	300,000,375

STATE STREET MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS—(continued)

March 31, 2010 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Maturity Date	Principal Amount	Amortized Cost
EURO CERTIFICATES OF DEPOSIT — (continued)
Bank Foreign — (continued)
National Australia Bank Ltd.	0.245%	06/21/2010	$150,000,000	$150,000,843

TOTAL EURO CERTIFICATES OF DEPOSIT				1,225,001,218

YANKEE CERTIFICATES OF DEPOSIT — 54.5%
Bank Foreign — 54.5%
Banco Bilbao Vizcaya Argentaria SA	0.245%	06/02/2010	100,000,000	100,000,861
Bank of Montreal/Chicago	0.220%	04/05/2010	80,000,000	80,000,000
Bank of Montreal/Chicago	0.190%	04/22/2010	60,000,000	60,000,000
Bank of Montreal/Chicago	0.200%	05/11/2010	100,000,000	100,000,000
Bank of Montreal/Chicago	0.200%	05/11/2010	25,000,000	25,000,000
Bank of Montreal/Chicago	0.200%	05/19/2010	115,000,000	115,000,000
Bank of Montreal/Chicago	0.210%	06/11/2010	25,000,000	25,000,000
Bank of Nova Scotia	0.180%	04/05/2010	300,000,000	300,000,000
Bank of Nova Scotia	0.230%	06/24/2010	350,000,000	350,000,000
Bank of Nova Scotia/Houston (b)	0.250%	05/16/2010	38,000,000	38,000,000
Barclays Bank PLC NY (b)	0.648%	04/05/2010	100,000,000	100,000,000
Barclays Bank PLC NY (b)	0.360%	04/20/2010	450,000,000	450,000,000
Barclays Bank PLC NY	0.300%	07/16/2010	300,000,000	300,000,000
BNP Paribas NY	0.220%	04/07/2010	150,000,000	150,000,000
BNP Paribas NY	0.240%	06/07/2010	100,000,000	100,000,000
BNP Paribas NY	0.270%	08/02/2010	200,000,000	200,000,000
Canadian Imperial Bank of Commerce NY	0.180%	04/05/2010	600,000,000	600,000,000
Credit Agricole Corporate and Investment Bank NY (b)	0.328%	04/05/2010	200,000,000	200,000,000
Credit Agricole Corporate and Investment Bank NY	0.250%	06/24/2010	300,000,000	300,000,000
DnB NOR Bank ASA NY (b)	0.318%	04/06/2010	90,000,000	90,000,000
DnB NOR Bank ASA NY	0.230%	05/06/2010	400,000,000	400,000,000
DnB NOR Bank ASA NY	0.190%	05/24/2010	75,000,000	75,000,000
DnB NOR Bank ASA NY	0.230%	06/03/2010	100,000,000	100,000,000
Lloyds TSB Bank PLC NY	0.570%	04/01/2010	300,000,000	300,000,000
Lloyds TSB Bank PLC NY	0.240%	05/28/2010	400,000,000	400,000,000
National Australia Bank Ltd.	0.220%	07/02/2010	300,000,000	300,000,000
Natixis NY	0.300%	06/09/2010	115,000,000	115,000,000
Natixis NY	0.300%	06/10/2010	45,000,000	45,000,000
Nordea Bank Finland PLC NY	0.220%	06/30/2010	400,000,000	400,000,000
Rabobank Nederland NV NY	0.210%	06/24/2010	400,000,000	400,000,000
Rabobank Nederland NV NY	0.250%	07/19/2010	200,000,000	200,000,000
Royal Bank of Canada NY	0.200%	06/15/2010	100,000,000	100,000,000
Royal Bank of Canada NY	0.240%	06/30/2010	500,000,000	500,000,000
Royal Bank of Canada NY	0.220%	07/15/2010	100,000,000	100,000,000
Royal Bank of Scotland PLC/Greenwich CT (b)	0.660%	04/01/2010	100,000,000	100,000,000
Royal Bank of Scotland PLC/Greenwich CT	0.200%	04/27/2010	300,000,000	300,000,000
Royal Bank of Scotland PLC/Greenwich CT	0.250%	05/24/2010	75,000,000	75,000,000
Royal Bank of Scotland PLC/Greenwich CT	0.250%	05/27/2010	200,000,000	200,000,000
Societe Generale NY	0.230%	04/05/2010	150,000,000	150,000,000
Societe Generale NY (b)	0.328%	04/06/2010	250,000,000	250,000,000
Societe Generale NY	0.330%	04/08/2010	125,000,000	125,000,000
Societe Generale NY (b)	0.330%	04/14/2010	54,000,000	54,000,000
Societe Generale NY	0.250%	07/12/2010	200,000,000	200,000,000
Svenska Handelsbanken NY	0.200%	04/05/2010	300,000,000	300,000,000
Svenska Handelsbanken NY	0.190%	04/20/2010	75,000,000	75,000,000
Svenska Handelsbanken NY	0.190%	05/03/2010	100,000,000	100,000,000
Toronto-Dominion Bank NY (b)	0.228%	04/06/2010	24,000,000	24,000,000
Toronto-Dominion Bank NY (b)	0.228%	04/06/2010	50,000,000	50,000,000

STATE STREET MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS—(continued)

March 31, 2010 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Maturity Date	Principal Amount	Amortized Cost
YANKEE CERTIFICATES OF DEPOSIT — (continued)
Bank Foreign — (continued)
Toronto-Dominion Bank NY (b)	0.229%	04/09/2010	$30,000,000	$30,000,000
Toronto-Dominion Bank NY (b)	0.230%	04/12/2010	44,000,000	44,000,000
Toronto-Dominion Bank NY	0.270%	08/18/2010	35,000,000	35,000,000
UBS AG/Stamford Branch	0.250%	06/16/2010	71,000,000	71,000,000
UniCredito Italiano SpA NY	0.230%	04/12/2010	100,000,000	100,000,000
UniCredito Italiano SpA NY	0.240%	04/26/2010	300,000,000	300,000,000

TOTAL YANKEE CERTIFICATES OF DEPOSIT				9,701,000,861

BANK NOTES — 8.4%
Bank Domestic — 5.7%
Bank of America NA/Charlotte NC (b)	0.284%	04/06/2010	258,000,000	258,000,000
Bank of America NA/Charlotte NC	0.499%	04/22/2010	44,000,000	44,000,000
Bank of America NA/Charlotte NC (b)	0.347%	04/27/2010	171,000,000	171,000,000
Bank of America NA/Charlotte NC	0.250%	06/28/2010	175,000,000	175,000,000
Bank of America NA/Charlotte NC	0.300%	07/22/2010	170,000,000	170,000,000
Chase Manhattan Bank USA NA	0.160%	04/07/2010	200,000,000	200,000,000

				1,018,000,000

Bank Foreign — 2.7%
Commonwealth Bank of Australia (b)(c)	0.249%	04/27/2010	31,000,000	31,000,000
Nordea Bank AB (b)(c)	0.280%	05/18/2010	174,000,000	174,000,000
Rabobank Nederland (b)(c)	0.250%	05/17/2010	107,000,000	107,000,000
Svenska Handelsbanken (b)(c)	0.281%	04/15/2010	123,000,000	123,000,000
Svenska Handelsbanken (b)(c)	0.280%	05/10/2010	40,000,000	40,000,000

				475,000,000

TOTAL BANK NOTES				1,493,000,000

MEDIUM TERM NOTES — 0.3%
Bank Foreign — 0.2%
Westpac Banking Corp. (b)	0.249%	04/28/2010	35,000,000	35,000,000

Consumer Non-Cyclical — 0.1%
Procter & Gamble International Funding SCA (b)	0.259%	05/07/2010	20,000,000	20,000,000

TOTAL MEDIUM TERM NOTES				55,000,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.0%
Sovereign — 1.0%
Federal Home Loan Mortgage Corp. (b)	0.049%	04/12/2010	80,000,000	80,000,000
Federal National Mortgage Association (b)	0.141%	04/13/2010	100,000,000	100,000,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				180,000,000

				Market Value
REPURCHASE AGREEMENTS — 7.0%
Agreement with Bank of America and The Bank of New York, Inc. (Tri-Party), dated 03/31/10 (collateralized by Federal National Mortgage Association 0.000% - 1.000% due 06/25/10 - 01/06/25 and a Federal Home Loan Mortgage Corporation 2.375% due 01/28/13 valued at $118,091,223); proceeds $115,775,032	0.010%	04/01/2010	115,775,000	115,775,000

STATE STREET MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS—(continued)

March 31, 2010 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Maturity Date	Principal Amount	Market Value
REPURCHASE AGREEMENTS — (continued)
Agreement with Bank of America and The Bank of New York, Inc. (Tri-Party), dated 03/31/10 (collateralized by Federal National Mortgage Association 0.799% - 6.000% due 03/01/25 - 09/25/37 and a Federal Home Loan Mortgage Corporation 5.500% due 10/01/39 valued at $219,300,001); proceeds $215,000,119	0.020%	04/01/2010	$215,000,000	$215,000,000
Agreement with Barclays Capital and The Bank of New York, Inc. (Tri-Party), dated 03/31/10 (collateralized by a U.S. Treasury Note 1.500% due 12/31/13 valued at $204,000,073); proceeds $200,000,056	0.010%	04/01/2010	200,000,000	200,000,000
Agreement with Citigroup and The Bank of New York, Inc. (Tri-Party), dated 03/31/10 (collateralized by Federal National Mortgage Association 4.500% - 5.000% due 12/25/38 - 01/25/40 valued at $204,000,000); proceeds $200,000,111	0.020%	04/01/2010	200,000,000	200,000,000
Agreement with Citigroup and The Bank of New York, Inc. (Tri-Party), dated 03/31/10 (collateralized by U.S. Treasury Note 5.125% due 06/30/11 and a U.S. Treasury Bond 4.375% due 02/15/38 valued at $269,280,002); proceeds $264,000,037	0.005%	04/01/2010	264,000,000	264,000,000
Agreement with Deutsche Bank and The Bank of New York, Inc. (Tri- Party), dated 03/31/10 (collateralized by Federal National Mortgage Association 5.954% - 6.501% due 10/25/35 - 12/25/39 valued at $51,000,000); proceeds $50,000,042	0.030%	04/01/2010	50,000,000	50,000,000
Agreement with Goldman Sachs and The Bank of New York, Inc. (Tri- Party), dated 03/31/10 (collateralized by Federal National Mortgage Association 4.000% - 7.500% due 06/01/18 - 08/01/47 and Federal Home Loan Mortgage Corporation 4.500% - 6.500% due 07/01/19 - 03/01/40 valued at $204,000,001); proceeds $200,000,056	0.010%	04/01/2010	200,000,000	200,000,000

TOTAL REPURCHASE AGREEMENTS				1,244,775,000

			Shares
TIME DEPOSIT — 0.3%
Bank Domestic — 0.3%
Citibank NA	0.080%	04/01/2010	45,000,000	45,000,000

TOTAL TIME DEPOSIT				45,000,000

TOTAL INVESTMENTS(d)(e)† — 100.0%				17,792,004,506
Other Assets in Excess of Liabilities — 0.00%				2,861,004

NET ASSETS — 100.0%				$17,794,865,510

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s Portfolio Manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $2,544,785,093 or 14.30 % of net assets as of March 31, 2010.
(b)	Variable Rate Security—Interest Rate is in effect as of March 31, 2010.
(c)	Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended (“1933 Act”) or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered. These securities represent $475,000,000 or 2.67% of net assets as of March 31, 2010.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

STATE STREET MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS—(continued)

March 31, 2010 (Unaudited)

†	Security Valuation: As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended, the Portfolio uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.

The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2010, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$—	$—

Level 2 – Other Significant Observable Inputs	17,792,004,506	—

Level 3 – Significant Unobservable Inputs	—	—

Total	$17,792,004,506	$—

The level of inputs used to value each security under the provisions surrounding Fair Value Measurement and Disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

The Portfolio adopted updated provisions surrounding fair value measurements and disclosures effective March 31, 2010. This update applies to the Portfolio’s disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

As of the period ending March 31, 2010, there were no securities transferred from Level 1 to Level 2 and no securities transferred from Level 2 to Level 1.

AARP Income Fund

Portfolio of investments

March 31, 2010 (unaudited)

Mutual funds: 100.4%

	Shares	Value
U.S. Bond Market Portfolio[1] – 95.1%	1,623,013	$16,781,954

State Street Money Market Portfolio[2] – 2.7%	472,951	472,951

SPDR Barclays Capital High Yield Bond ETF[2] – 2.6%	11,324	450,582

Total investments: 100.4% (Identified cost $17,241,508)[3]		17,705,487

Other assets and liabilities, net: (0.4)%		(62,320)

Total net assets: 100.0%		$17,643,167

[1]	Affiliated issuer.
[2]	Investment in non-controlled affiliate.
[3]

At March 31, 2010, the cost of investments for federal tax purposes was $17,241,508. The net unrealized appreciation of investments for federal tax purposes was $463,979. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $463,979 and net unrealized depreciation from investments for those securities having an excess of cost over value of $0.

INVESTMENT VALUATION

The Fund is a “fund of funds” which invests substantially all of its assets in the underlying series (the “Underlying Portfolios”) of AARP Portfolios, a separately registered investment company.

For information on the Fund’s or Portfolios’ policies regarding valuation of investments and other significant accounting policies, please refer to the most recent semi-annual or annual financial statements.

The Fund adopted Fair Value Measurements effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy for measuring fair value and enhancing disclosure. The AARP Income Fund is a Registered Investment Company (“RIC”) as well as a fund of funds, which invests all of its investable assets in other RICs, (U.S. Bond Market Portfolio, State Street Money Market Portfolio and the SPDR Barclays Capital High Yield Bond ETF). In regards to investments in other RICs, they are widely considered to be treated as Level 1 securities due to the availability of a daily valued and quoted price for those underlying portfolios. However, in the case of the underlying U.S. Bond Market Portfolio, State Street Money Market Portfolio and the SPDR Barclays Capital High Yield Bond ETF, certain securities held by the underlying portfolios fall into Level 2 or Level 3 of the pricing hierarchy due to specific valuation circumstances, particularly matrix pricing of bond holdings or amortized cost valuation method used for evaluating short term money market that could be fair valued at any particular point in time. In the Portfolio of Investments for the U.S. Bond Market Portfolio and State Street Money Market Portfolio, the Level 2 and 3 securities held as of March 31, 2010 will be separately identified. The three tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of March 31, 2010, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.

Affiliated companies

The fund invests substantially all of its assets in the Portfolios, which are considered affiliated companies. As defined by the Investment Act of 1940, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or of a company which is under common ownership or control.

Affiliate	Purchase Cost*	Sales Proceeds*	Investment Income	Value 6/30/09	Value 3/31/10
U.S. Bond Market Portfolio	$5,455,979	$1,787,071	$493,842	$12,841,346	$16,781,954

*	These numbers reflect the purchase and sales volume of each respective Portfolio during the nine months ended March 31, 2010.

Amounts reflected on the accompanying financial statements include the following amounts related to affiliated companies:

Investment in securities, at cost	$16,377,931
Income distributions from underlying AARP Portfolios	$493,842
Realized gain (loss) on sales of underlying AARP Portfolios	$24,416
Capital gain distributions from underlying AARP Portfolios	$13,394

See Notes to Financial Statements.

1

Subsequent Event

Effective June 1, 2010 there will be an amendment to each of (i) the Sub-Administration agreement dated December 30, 2005 between AARP Financial Incorporated (“AFI”) and State Street Bank and Trust Company (“State Street”) with respect to AARP Funds and (ii) the Sub-Administration Agreement dated December 30, 2005 between AFI and State Street with respect to AARP Portfolios (together, the “Agreements”). The monthly fee payable under the Agreements is changing from an asset based fee to a per fund fee. The total monthly fee for the 5 AARP Funds and 3 AARP Portfolios will be $25,000 per month. The fee will be prorated for partial months and any fund terminations. Shareholders of the AARP Funds and AARP Portfolios will not bear this increase in expenses as it will be borne solely by AFI.

See Notes to Financial Statements.

2

AARP Portfolios

U.S. Stock Market Portfolio

March 31, 2010 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks - 100.1%

Consumer Discretionary - 11.7%
[1]99 Cents Only Stores	200	$3,260
Aaron Rents, Inc.	221	7,368
Abercrombie & Fitch Co.	396	18,073
1ACCO Brands Corp.	160	1,226
Advance Auto Parts, Inc.	452	18,948
[1]Aeropostale, Inc.	532	15,338
1AFC Enterprises, Inc.	100	1,073
[1]Amazon.com, Inc.	1,692	229,655
Ambassadors Group, Inc.	100	1,105
[1]American Axle & Manufacturing Holdings, Inc.	200	1,996
American Eagle Outfitters, Inc.	884	16,372
American Greetings Corp.	200	4,168
Ameristar Casinos, Inc.	158	2,879
Andersons, Inc.	100	3,348
[1]AnnTaylor Stores Corp.	270	5,589
[1]ArvinMeritor, Inc.	500	6,675
[1]Asbury Automotive Group, Inc.	100	1,330
[1]Ascent Media Corp.	50	1,363
1ATC Technology Corp.	100	1,716
[1]Autoliv, Inc.	400	20,612
[1]AutoNation, Inc.	563	10,179
[1]AutoZone, Inc.	152	26,310
[1]Avis Budget Group, Inc.	488	5,612
Barnes & Noble, Inc.	226	4,886
[1]Beacon Roofing Supply, Inc.	175	3,348
[1]Beazer Homes USA, Inc.	88	400
Bebe Stores, Inc.	100	890
[1]Bed Bath & Beyond, Inc.	1,279	55,969
Belo Corp.	250	1,705
Best Buy Co., Inc.	1,686	71,722
Big 5 Sporting Goods Corp.	100	1,522
[1]Big Lots, Inc.	370	13,475
1BJ’s Restaurants, Inc.	100	2,330
1BJ’s Wholesale Club, Inc.	253	9,358
[1]Blockbuster, Inc.	300	76
[1]Blue Nile, Inc.	100	5,502
Blyth, Inc.	25	781
Bob Evans Farms, Inc.	190	5,873
[1]Borders Group, Inc.	100	172
[1]BorgWarner, Inc.	560	21,381
[1]Boyd Gaming Corp.	158	1,561
[1]Brightpoint, Inc.	305	2,297
Brinker International, Inc.	485	9,351
[1]Brocade Communications Systems, Inc.	1,895	10,820
Brown Shoe Co., Inc.	130	2,012
Brunswick Corp.	299	4,775
Buckle, Inc.	150	5,514
[1]Buffalo Wild Wings, Inc.	100	4,811
Burger King Holdings, Inc.	400	8,504
[1]Cabela’s, Inc.	194	3,393
Cablevision Systems Corp.	1,147	27,689
[1]California Pizza Kitchen, Inc.	150	2,519
Callaway Golf Co.	220	1,940
[1]Carmax, Inc.	1,058	26,577
Carnival Corp.	2,100	81,648
[1]Carter’s, Inc.	260	7,839
Cato Corp.	100	2,144
CBS Corp.	2,857	39,827
1CEC Entertainment, Inc.	150	5,713
[1]Charming Shoppes, Inc.	550	3,003
[1]Cheesecake Factory, Inc.	270	7,306
Chico’s FAS, Inc.	899	12,964
[1]Childrens Place Retail Stores, Inc.	130	5,791
[1]Chipotle Mexican Grill, Inc., Class A	174	19,605
Choice Hotels International, Inc.	200	6,962
Christopher & Banks Corp.	100	800
Churchill Downs, Inc.	100	3,750
Cinemark Holdings, Inc.	200	3,668
[1]Citi Trends, Inc.	100	3,244
CKE Restaurants, Inc.	200	2,214
1CKX, Inc.	200	1,226
[1]Clear Channel Outdoor Holdings, Inc.	100	1,061
Coach, Inc.	1,600	63,232
[1]Coldwater Creek, Inc.	175	1,215
[1]Collective Brands, Inc.	380	8,641
Columbia Sportswear Co.	55	2,889
Comcast Corp., Class A	10,000	188,200
Comcast Corp., Special Class A	3,900	70,083
Cooper Tire & Rubber Co.	210	3,994
[1]Copart, Inc.	400	14,240
Costco Wholesale Corp.	2,100	125,391
Cracker Barrel Old Country Store, Inc.	107	4,963
1CROCS, Inc.	302	2,649
CTC Media, Inc.	200	3,444
D.R. Horton, Inc.	1,377	17,350
[1]Dana Holding Corp.	700	8,316
Darden Restaurants, Inc.	700	31,178
[1]Deckers Outdoor Corp.	73	10,074
[1]Denny’s Corp.	400	1,536
1DG FastChannel, Inc.	100	3,195
[1]Dick’s Sporting Goods, Inc.	486	12,689
Dillard’s, Inc.	243	5,735
[1]DineEquity, Inc.	30	1,186
1DIRECTV, Class A	4,373	147,851
[1]Discovery Communications, Inc., Ser. A	700	23,653
[1]Discovery Communications, Inc., Ser. C	700	20,587
DISH Network Corp.	1,009	21,007
[1]Dolan Media Co.	100	1,087
[1]Dolby Laboratories, Inc.	300	17,601
[1]Dollar Tree, Inc.	431	25,524
[1]Domino’s Pizza, Inc.	152	2,073
[1]DreamWorks Animation SKG, Inc.	360	14,180
[1]Dress Barn, Inc.	270	7,063
1DSW, Inc.	100	2,553
1DTS, Inc.	100	3,404
[1]Eastman Kodak Co.	1,063	6,155
Ethan Allen Interiors, Inc.	150	3,094
1EW Scripps Co.	120	1,014

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2010 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks - (continued)

Consumer Discretionary - (continued)
[1]Exide Technologies	200	$1,150
Expedia, Inc.	919	22,938
Family Dollar Stores, Inc.	684	25,041
[1]Federal Mogul Corp.	100	1,836
Federal Signal Corp.	100	901
Finish Line, Inc.	293	4,782
Foot Locker, Inc.	804	12,092
[1]Ford Motor Co.	14,124	177,539
Fortune Brands, Inc.	700	33,957
[1]Fossil, Inc.	180	6,793
Fred’s, Inc.	100	1,198
[1]Fuel Systems Solutions, Inc.	100	3,196
[1]Fuqi International, Inc.	100	1,090
[1]Furniture Brands International, Inc.	80	514
[1]GameStop Corp., Class A	732	16,038
Gannett Co., Inc.	1,150	18,998
Gap, Inc.	2,330	53,846
Garmin Ltd.	537	20,664
[1]Gaylord Entertainment Co.	194	5,682
[1]Genesco, Inc.	100	3,101
Gentex Corp.	773	15,012
[1]GeoEye, Inc.	100	2,950
[1]Goodyear Tire & Rubber Co.	1,100	13,904
[1]Grand Canyon Education, Inc.	100	2,614
[1]Group 1 Automotive, Inc.	100	3,186
1GSI Commerce, Inc.	200	5,534
Guess?, Inc.	300	14,094
[1]Gymboree Corp.	124	6,402
[1]Hanesbrands, Inc.	459	12,769
Harley-Davidson, Inc.	1,100	30,877
[1]Harman International Industries, Inc.	317	14,829
Harte-Hanks, Inc.	180	2,315
Hasbro, Inc.	613	23,466
Haverty Furniture Cos, Inc.	100	1,632
[1]Helen of Troy Ltd.	100	2,606
[1]Hertz Global Holdings, Inc.	900	8,991
[1]hhgregg, Inc.	100	2,524
[1]Hibbett Sports, Inc.	160	4,093
HNI Corp.	208	5,539
Home Depot, Inc.	8,300	268,505
[1]Hot Topic, Inc.	200	1,300
[1]Hovnanian Enterprises, Inc.	96	418
1HSN, Inc.	136	4,004
[1]Hyatt Hotels Corp., Class A	200	7,792
[1]Insight Enterprises, Inc.	180	2,585
Interactive Data Corp.	170	5,440
Interface, Inc.	100	1,158
[1]Interline Brands, Inc.	100	1,914
International Game Technology	1,400	25,830
International Speedway Corp.	150	3,865
[1]Interpublic Group of Cos., Inc.	2,300	19,136
[1]Interval Leisure Group, Inc.	136	1,980
[1]inVentiv Health, Inc.	100	2,246
1J. Crew Group, Inc.	300	13,770
[1]Jack in the Box, Inc.	262	6,170
[1]Jakks Pacific, Inc.	100	1,305
JCPenney Co., Inc.	1,067	34,325
1Jo-Ann Stores, Inc.	100	4,198
John Wiley & Sons, Inc.	270	11,686
Johnson Controls, Inc.	3,300	108,867
Jones Apparel Group, Inc.	422	8,026
[1]Jos A. Bank Clothiers, Inc.	100	5,465
[1]Journal Communications, Inc.	200	840
1K-Swiss, Inc.	50	523
KB Home	374	6,264
Kimball International, Inc.	100	695
Knoll, Inc.	106	1,193
[1]Knology, Inc.	100	1,344
[1]Kohl’s Corp.	1,402	76,802
[1]Krispy Kreme Doughnuts, Inc.	200	804
1La-Z-Boy, Inc.	200	2,508
[1]Lamar Advertising Co.	284	9,755
Lancaster Colony Corp.	110	6,486
[1]Landry’s Restaurants, Inc.	100	1,792
[1]Las Vegas Sands Corp.	1,688	35,701
Leggett & Platt, Inc.	800	17,312
Lennar Corp.	793	13,648
[1]Liberty Global, Inc.	585	16,901
[1]Liberty Media Corp. - Starz, Ser. A	240	13,123
[1]Liberty Media Holding Corp. - Capital	440	16,003
[1]Liberty Media Holding Corp. - Interactive	2,704	41,398
[1]Life Time Fitness, Inc.	200	5,620
Limited Brands, Inc.	1,387	34,148
[1]Lincoln Educational Services Corp.	100	2,530
[1]Lions Gate Entertainment Corp.	400	2,496
[1]Live Nation, Inc.	800	11,600
[1]Liz Claiborne, Inc.	302	2,244
1LKQ Corp.	592	12,018
Lowe’s Cos., Inc.	7,100	172,104
[1]Lululemon Athletica, Inc.	200	8,300
[1]Lumber Liquidators Holdings, Inc.	100	2,667
1M&F Worldwide Corp.	50	1,530
1M/I Homes, Inc.	100	1,465
Macy’s, Inc.	1,956	42,582
[1]Madison Square Garden, Inc.	286	6,215
[1]Maidenform Brands, Inc.	100	2,185
Marcus Corp.	100	1,299
Marriott International, Inc.	1,428	45,011
Mattel, Inc.	1,726	39,249
Matthews International Corp.	200	7,100
McDonald’s Corp.	5,200	346,944
McGraw-Hill Cos., Inc.	1,532	54,616
MDC Holdings, Inc.	200	6,922
[1]Mediacom Communications Corp.	200	1,190
Men’s Wearhouse, Inc.	260	6,224
Meredith Corp.	189	6,503
[1]Meritage Homes Corp.	100	2,100
1MGM Mirage	1,282	15,384

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2010 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks - (continued)

Consumer Discretionary - (continued)
[1]Modine Manufacturing Co.	260	$2,922
[1]Mohawk Industries, Inc.	288	15,661
Monro Muffler, Inc.	100	3,576
[1]Morgans Hotel Group Co.	100	641
[1]Movado Group, Inc.	100	1,128
[1]Move, Inc.	300	627
National CineMedia, Inc.	200	3,452
National Presto Industries, Inc.	33	3,924
[1]NetFlix, Inc.	260	19,172
[1]New York Times Co.	701	7,802
Newell Rubbermaid, Inc.	1,400	21,280
News Corp., Class A	8,900	128,249
News Corp., Class B	2,103	35,772
Nike, Inc.	1,760	129,360
Nordstrom, Inc.	800	32,680
NutriSystem, Inc.	111	1,977
1NVR, Inc.	23	16,709
1O’Reilly Automotive, Inc.	655	27,320
[1]Office Depot, Inc.	1,291	10,302
[1]OfficeMax, Inc.	290	4,762
Omnicom Group, Inc.	1,482	57,516
[1]Orient-Express Hotels Ltd.	400	5,672
[1]Overstock.com, Inc.	100	1,625
Oxford Industries, Inc.	42	854
[1]Pacific Sunwear of California, Inc.	190	1,009
[1]Panera Bread Co.	141	10,785
[1]Papa John’s International, Inc.	160	4,114
[1]Penn National Gaming, Inc.	290	8,062
[1]Penske Automotive Group, Inc.	154	2,221
PEP Boys-Manny Moe & Jack	300	3,015
PetSmart, Inc.	582	18,601
1PF Chang’s China Bistro, Inc.	140	6,178
Phillips-Van Heusen, Corp.	308	17,667
[1]Pier 1 Imports, Inc.	300	1,911
[1]Pinnacle Entertainment, Inc.	170	1,656
Polaris Industries, Inc.	160	8,186
Polo Ralph Lauren Corp.	300	25,512
Pool Corp.	180	4,075
[1]Priceline.com, Inc.	194	49,470
[1]Pulte Homes, Inc.	1,567	17,629
[1]Quiksilver, Inc.	350	1,656
RadioShack Corp.	640	14,483
1RC2 Corp.	100	1,497
[1]Red Robin Gourmet Burgers, Inc.	41	1,002
Regal Entertainment Group	480	8,434
Regis Corp.	260	4,857
[1]Rent-A-Center, Inc.	300	7,095
[1]Retail Ventures, Inc.	100	951
Ross Stores, Inc.	593	31,708
[1]Royal Caribbean Cruises Ltd.	685	22,598
[1]Ruby Tuesday, Inc.	200	2,114
[1]Rush Enterprises, Inc.	200	2,642
Ryland Group, Inc.	206	4,623
[1]Saks, Inc.	553	4,756
[1]Sauer-Danfoss, Inc.	100	1,328
Scholastic Corp.	133	3,724
[1]School Specialty, Inc.	40	908
[1]Scientific Games Corp.	280	3,942
Scripps Networks Interactive, Inc.	460	20,401
[1]Sealy Corp.	100	350
[1]Sears Holdings Corp.	177	19,192
Sherwin-Williams Co.	472	31,945
[1]Shuffle Master, Inc.	260	2,129
[1]Sinclair Broadcast Group, Inc.	200	1,016
[1]Sirius XM Radio, Inc.	19,100	16,627
[1]Skechers U.S.A., Inc.	200	7,264
[1]Smith & Wesson Holding Corp.	100	378
Snap-On, Inc.	329	14,259
[1]Sonic Automotive, Inc.	100	1,100
[1]Sonic Corp.	236	2,608
Spartan Motors, Inc.	100	560
Speedway Motorsports, Inc.	100	1,561
Stage Stores, Inc.	90	1,385
[1]Standard-Pacific Corp.	308	1,392
Stanley Black & Decker, Inc.	706	40,531
Staples, Inc.	3,582	83,783
[1]Starbucks Corp.	3,590	87,129
Starwood Hotels & Resorts Worldwide, Inc.	900	41,976
[1]Steak N Shake Co.	5	1,906
[1]Stein Mart, Inc.	100	903
[1]Steven Madden Ltd.	54	2,635
Sturm Ruger & Co., Inc.	100	1,199
Superior Industries International, Inc.	100	1,608
[1]Talbots, Inc.	100	1,296
Target Corp.	3,500	184,100
[1]Tempur-Pedic International, Inc.	400	12,064
[1]Tenneco, Inc.	380	8,987
[1]Texas Roadhouse, Inc.	152	2,111
Thor Industries, Inc.	150	4,531
Tiffany & Co.	600	28,494
[1]Timberland Co.	170	3,628
Time Warner, Inc.	5,601	175,143
[1]Titan Machinery, Inc.	100	1,369
[1]Tivo, Inc.	500	8,560
TJX Cos., Inc.	2,111	89,760
[1]Toll Brothers, Inc.	619	12,875
Toro Co.	200	9,834
Tractor Supply Co.	179	10,391
[1]True Religion Apparel, Inc.	100	3,036
1TRW Automotive Holdings Corp.	360	10,289
Tupperware Brands Corp.	280	13,502
[1]Under Armour, Inc.	122	3,588
UniFirst Corp.	100	5,150
[1]United Rentals, Inc.	234	2,195
[1]Universal Electronics, Inc.	100	2,234
[1]Urban Outfitters, Inc.	626	23,807
V.F. Corp.	400	32,060
[1]Vail Resorts, Inc.	178	7,136

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2010 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks - (continued)

Consumer Discretionary - (continued)
[1]Viacom, Inc.	2,700	$92,826
Virgin Media, Inc.	1,369	23,629
[1]Volcom, Inc.	100	1,952
1WABCO Holdings, Inc.	300	8,976
Wabtec Corp.	270	11,372
Wal-Mart Stores, Inc.	11,170	621,052
Walt Disney Co.	8,823	308,011
[1]Warnaco Group, Inc.	280	13,359
[1]Warner Music Group Corp.	80	553
Washington Post Co.	26	11,549
Wendy’s	1,668	8,340
1WESCO International, Inc.	200	6,942
[1]Wet Seal, Inc.	600	2,856
Whirlpool Corp.	408	35,598
Williams-Sonoma, Inc.	488	12,830
[1]Winnebago Industries, Inc.	40	584
1WMS Industries, Inc.	250	10,485
Wolverine World Wide, Inc.	200	5,832
World Wrestling Entertainment, Inc.	100	1,730
Wyndham Worldwide Corp.	800	20,584
Wynn Resorts Ltd.	331	25,100
Yum! Brands, Inc.	2,300	88,159
[1]Zale Corp.	170	466
[1]Zumiez, Inc.	100	2,049

Total Consumer Discretionary		7,215,378

Consumer Staples - 8.5%
Alberto-Culver Co.	413	10,800
[1]Alliance One International, Inc.	300	1,527
Altria Group, Inc.	10,066	206,554
[1]American Dairy, Inc.	100	1,915
[1]American Italian Pasta Co.	100	3,887
Archer-Daniels-Midland Co.	2,800	80,920
Avon Products, Inc.	2,100	71,127
B&G Foods, Inc.	200	2,096
[1]Boston Beer Co., Inc.	100	5,226
Brown-Forman Corp.	400	23,780
Bunge Ltd.	638	39,320
Cal-Maine Foods, Inc.	100	3,389
Campbell Soup Co.	1,047	37,011
Casey’s General Stores, Inc.	280	8,792
[1]Central European Distribution Corp.	300	10,503
[1]Central Garden and Pet Co.	40	395
[1]Central Garden and Pet Co., Class A (Non-voting)	180	1,649
[1]Chiquita Brands International, Inc.	178	2,800
Church & Dwight Co., Inc.	380	25,441
Clorox Co.	650	41,691
Coca-Cola Co.	10,100	555,500
Coca-Cola Enterprises, Inc.	1,400	38,724
Colgate-Palmolive Co.	2,358	201,043
ConAgra Foods, Inc.	2,171	54,427
[1]Constellation Brands, Inc.	910	14,960
Corn Products International, Inc.	351	12,166
CVS Corp.	6,789	248,206
[1]Dean Foods Co.	800	12,552
Del Monte Foods Co.	960	14,016
Diamond Foods, Inc.	100	4,204
Dr Pepper Snapple Group, Inc.	1,200	42,204
[1]Elizabeth Arden, Inc.	100	1,800
Estee Lauder Cos., Inc.	600	38,922
Flowers Foods, Inc.	400	9,896
[1]Fresh Del Monte Produce, Inc.	200	4,050
General Mills, Inc.	1,629	115,317
[1]Great Atlantic & Pacific Tea Co.	112	859
[1]Green Mountain Coffee Roasters, Inc.	150	14,523
H.J. Heinz Co.	1,549	70,650
[1]Hain Celestial Group, Inc.	180	3,123
[1]Hansen Natural Corp.	352	15,270
Herbalife Ltd.	350	16,142
Hershey Co.	797	34,120
Hormel Foods Corp.	389	16,342
Ingles Markets, Inc.	100	1,503
J&J Snack Foods Corp.	100	4,347
J.M. Smucker Co.	637	38,386
Kellogg Co.	1,299	69,406
Kimberly-Clark Corp.	2,035	127,961
Kraft Foods, Inc.	8,504	257,161
Kroger Co.	2,943	63,745
Lance, Inc.	100	2,313
Lorillard, Inc.	781	58,762
McCormick & Co., Inc.	533	20,446
Molson Coors Brewing Co.	776	32,638
Nash Finch Co.	100	3,365
1NBTY, Inc.	290	13,914
Nu Skin Enterprises, Inc.	300	8,730
[1]Pantry, Inc.	130	1,624
[1]Peet’s Coffee & Tea, Inc.	100	3,965
PepsiCo, Inc.	7,824	517,636
PetMed Express, Inc.	100	2,217
Philip Morris International, Inc.	9,175	478,568
[1]Prestige Brands Holdings, Inc.	100	900
Pricesmart, Inc.	100	2,325
Procter & Gamble Co.	14,100	892,107
[1]Ralcorp Holdings, Inc.	263	17,826
[1]Rite Aid Corp.	2,350	3,525
Ruddick Corp.	200	6,328
Safeway, Inc.	2,005	49,844
[1]Sally Beauty Holdings, Inc.	490	4,371
Sanderson Farms, Inc.	100	5,361
Sara Lee Corp.	3,127	43,559
Schweitzer-Mauduit International, Inc.	100	4,756
Seaboard Corp.	1	1,299
Sensient Technologies Corp.	261	7,585
[1]Smart Balance, Inc.	400	2,592
[1]Smithfield Foods, Inc.	659	13,668
Spartan Stores, Inc.	100	1,442
[1]Steiner Leisure Ltd.	100	4,432
SUPERVALU, Inc.	964	16,079

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2010 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks - (continued)

Consumer Staples - (continued)
SYSCO Corp.	2,900	$85,550
[1]Tejon Ranch Co.	100	3,052
Terra Industries, Inc.	461	21,095
Tootsie Roll Industries, Inc.	112	3,035
[1]TreeHouse Foods, Inc.	200	8,774
Tyson Foods, Inc.	1,430	27,384
[1]Ulta Salon Cosmetics & Fragrance, Inc.	100	2,262
[1]United Natural Foods, Inc.	160	4,501
Universal Corp.	109	5,743
Vector Group Ltd.	220	3,395
Walgreen Co.	4,800	178,032
WD-40 Co.	100	3,283
Weis Markets, Inc.	100	3,636
[1]Whole Foods Market, Inc.	689	24,907
[1]Winn-Dixie Stores, Inc.	300	3,747
[1]Zhongpin, Inc.	100	1,270

Total Consumer Staples		5,282,191

Energy - 9.8%
[1]Allis-Chalmers Energy, Inc.	200	708
Anadarko Petroleum Corp.	2,400	174,792
Apache Corp.	1,641	166,562
[1]Arena Resources, Inc.	200	6,680
[1]Atlas Energy, Inc.	400	12,448
1ATP Oil & Gas Corp.	148	2,784
[1]Atwood Oceanics, Inc.	300	10,389
Baker Hughes, Inc.	1,549	72,555
[1]Basic Energy Services, Inc.	100	771
Berry Petroleum Co.	260	7,322
[1]Bill Barrett Corp.	240	7,370
BJ Services Co.	1,415	30,281
1BPZ Resources, Inc.	200	1,470
[1]Brigham Exploration Co.	600	9,570
[1]Bronco Drilling Co., Inc.	100	470
Cabot Oil & Gas Corp.	559	20,571
[1]Cameron International Corp.	1,218	52,203
CARBO Ceramics, Inc.	80	4,987
[1]Carrizo Oil & Gas, Inc.	100	2,295
Chesapeake Energy Corp.	2,921	69,052
Chevron Corp.	9,648	731,608
Cimarex Energy Co.	406	24,108
[1]Clayton Williams Energy, Inc.	35	1,224
[1]Clean Energy Fuels Corp.	100	2,278
1CNX Gas Corp.	100	3,805
[1]Cobalt International Energy, Inc.	400	5,440
[1]Complete Production Services, Inc.	200	2,310
[1]Comstock Resources, Inc.	260	8,268
[1]Concho Resources, Inc.	400	20,144
ConocoPhillips	6,848	350,412
[1]Contango Oil & Gas Co.	66	3,376
[1]Continental Resources, Inc.	200	8,510
Core Laboratories NV	110	14,388
[1]Crosstex Energy, Inc.	119	1,034
1CVR Energy, Inc.	100	875
[1]Dawson Geophysical Co.	34	994
[1]Delta Petroleum Corp.	1,100	1,551
[1]Denbury Resources, Inc.	1,908	32,188
Devon Energy Corp.	2,043	131,631
Diamond Offshore Drilling, Inc.	342	30,373
[1]Dresser-Rand Group, Inc.	398	12,505
[1]Dril-Quip, Inc.	200	12,168
El Paso Corp.	3,345	36,260
[1]Energy XXI Bermuda Ltd.	200	3,582
EOG Resources, Inc.	1,200	111,528
EXCO Resources, Inc.	829	15,237
[1]Exterran Holdings, Inc.	231	5,583
Exxon Mobil Corp.	22,920	1,535,182
1FMC Technologies, Inc.	600	38,778
[1]Forest Oil Corp.	511	13,194
Frontier Oil Corp.	453	6,116
[1]Global Industries Ltd.	330	2,119
1GMX Resources, Inc.	100	822
[1]Goodrich Petroleum Corp.	90	1,408
[1]Gran Tierra Energy, Inc.	1,000	5,900
Gulf Island Fabrication, Inc.	100	2,175
[1]Gulfport Energy Corp.	100	1,124
Halliburton Co.	4,400	132,572
[1]Harvest Natural Resources, Inc.	100	753
[1]Helix Energy Solutions Group, Inc.	397	5,173
Helmerich & Payne, Inc.	500	19,040
[1]Hercules Offshore, Inc.	300	1,293
Hess Corp.	1,460	91,323
Holly Corp.	211	5,889
[1]Hornbeck Offshore Services, Inc.	100	1,857
1ION Geophysical Corp.	300	1,476
[1]Key Energy Services, Inc.	700	6,685
Lufkin Industries, Inc.	56	4,432
Marathon Oil Corp.	3,480	110,107
[1]Mariner Energy, Inc	500	7,485
[1]Matrix Service Co.	100	1,076
1McMoRan Exploration Co.	400	5,852
Murphy Oil Corp.	899	50,515
[1]Nabors Industries Ltd.	1,400	27,482
National Oilwell Varco, Inc.	2,043	82,905
[1]Newfield Exploration Co.	691	35,967
[1]Newpark Resources, Inc.	300	1,575
[1]Noble Corp.	1,297	54,241
Noble Energy, Inc.	806	58,838
[1]Northern Oil and Gas, Inc.	200	3,170
Occidental Petroleum Corp.	3,927	331,989
[1]Oceaneering International, Inc.	280	17,777
[1]Oil States International, Inc.	283	12,831
[1]Oilsands Quest, Inc.	600	444
[1]Parker Drilling Co.	470	2,317
Patterson-UTI Energy, Inc.	777	10,855
Penn Virginia Corp.	160	3,920
[1]Petroleum Development Corp.	50	1,159
[1]PetroQuest Energy, Inc.	200	1,006
[1]Pioneer Drilling Co.	171	1,204

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2010 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks - (continued)

Energy - (continued)
Pioneer Natural Resources Co.	550	$30,976
[1]Plains Exploration & Production Co.	638	19,134
[1]Pride International, Inc.	800	24,088
[1]Quicksilver Resources, Inc.	500	7,035
Range Resources Corp.	752	35,246
[1]Rex Energy Corp.	200	2,278
[1]Rosetta Resources, Inc.	208	4,898
[1]Rowan Cos., Inc.	499	14,526
RPC, Inc.	100	1,113
[1]SandRidge Energy, Inc.	566	4,358
Schlumberger Ltd.	5,800	368,068
1SEACOR Holdings, Inc.	80	6,453
[1]Seahawk Drilling, Inc.	53	999
Smith International, Inc.	1,262	54,039
St. Mary Land & Exploration Co.	316	11,000
[1]Stone Energy Corp.	156	2,769
Sunoco, Inc.	533	15,835
[1]Superior Energy Services	400	8,408
[1]Superior Well Services, Inc.	100	1,338
[1]Swift Energy Co.	140	4,304
1T-3 Energy Services, Inc.	58	1,424
[1]Tesco Corp.	200	2,334
Tesoro Corp.	605	8,410
[1]Tetra Technologies, Inc.	220	2,688
Tidewater, Inc.	256	12,101
[1]Transocean Ltd.	1,580	136,480
[1]Ultra Petroleum Corp.	753	35,112
[1]Unit Corp.	212	8,963
Vaalco Energy, Inc.	400	1,976
Valero Energy Corp.	2,800	55,160
[1]Venoco, Inc.	100	1,283
W&T Offshore, Inc.	113	949
[1]Warren Resources, Inc.	200	504
[1]Weatherford International Ltd.	3,500	55,510
[1]Western Refining, Inc.	100	550
[1]Whiting Petroleum Corp.	250	20,210
[1]Willbros Group, Inc.	200	2,402
Williams Cos., Inc.	2,844	65,696
XTO Energy, Inc.	2,800	132,104

Total Energy		6,085,407

Financials - 17.0%
1st Source Corp.	100	1,755
[2]Acadia Realty Trust	104	1,857
ACE Ltd.	1,595	83,418
[1]Affiliated Managers Group, Inc.	200	15,800
AFLAC, Inc.	2,294	124,541
[1,2]Alexander’s, Inc.	8	2,393
[2]Alexandria Real Estate Equities, Inc.	250	16,900
[1]Alleghany Corp.	27	7,712
[1]Allied Capital Corp.	700	3,479
Allied World Assurance Holdings Ltd.	200	8,970
Allstate Corp.	2,500	80,775
2AMB Property Corp.	662	18,033
1AMBAC Financial Group, Inc.	1,089	606
[2]American Campus Communities, Inc.	216	5,975
[2]American Capital Agency Corp.	100	2,560
[1]American Capital Ltd.	1,068	5,425
American Equity Investment Life Holding Co.	200	2,130
American Express Co.	5,207	214,841
American Financial Group, Inc.	400	11,380
[1]American International Group, Inc.	550	18,777
American National Insurance Co.	48	5,450
American Physicians Capital, Inc.	33	1,054
[1]AmeriCredit Corp.	664	15,777
Ameriprise Financial, Inc.	1,242	56,337
[1]Amerisafe, Inc.	100	1,637
Amtrust Financial Services, Inc.	100	1,395
[2]Annaly Mortgage Management, Inc.	2,600	44,668
[2]Anworth Mortgage Asset Corp.	600	4,044
AON Corp.	1,200	51,252
[2]Apartment Investment & Management Co.	530	9,757
Apollo Investment Corp.	929	11,826
[1]Arch Capital Group Ltd.	305	23,256
Ares Capital Corp.	678	10,062
Argo Group International Holdings Ltd.	145	4,726
Arrow Financial Corp.	103	2,770
Arthur J. Gallagher & Co.	433	10,630
[1,2]Ashford Hospitality Trust, Inc.	300	2,151
Aspen Insurance Holdings Ltd.	400	11,536
Associated Banc-Corp	900	12,420
Assurant, Inc.	550	18,909
Assured Guaranty Ltd.	790	17,356
Astoria Financial Corp.	340	4,930
[2]AvalonBay Communities, Inc.	400	34,540
Axis Capital Holdings Ltd.	658	20,569
BancorpSouth, Inc.	332	6,959
Bank Mutual Corp.	200	1,300
Bank of America Corp.	48,000	856,800
Bank of Hawaii Corp.	200	8,990
Bank of New York Mellon Corp.	5,878	181,513
Bank of the Ozarks, Inc.	100	3,519
BB&T Corp.	3,346	108,377
[1]Beneficial Mutual Bancorp, Inc.	200	1,896
[1]Berkshire Hathaway, Inc.	2,750	223,492
Berkshire Hills Bancorp, Inc.	76	1,393
[2]BioMed Realty Trust, Inc.	400	6,616
BlackRock Kelso Capital Corp.	245	2,440
BlackRock, Inc.	130	28,309
BOK Financial Corp.	96	5,034
Boston Private Financial Holdings, Inc.	160	1,179
[2]Boston Properties, Inc.	634	47,829
[2]Brandywine Realty Trust	700	8,547
2BRE Properties, Inc.	300	10,725
[1]Broadpoint Gleacher Securities, Inc.	400	1,600
Broadridge Financial Solutions, Inc.	644	13,769

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2010 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks - (continued)

Financials - (continued)
[1]Brookdale Senior Living, Inc.	404	$8,415
Brookline Bancorp, Inc.	190	2,022
Brown & Brown, Inc.	524	9,390
Calamos Asset Management, Inc.	76	1,090
[2]Camden Property Trust	330	13,738
Capital City Bank Group, Inc.	100	1,425
Capital One Financial Corp.	2,200	91,102
CapitalSource, Inc.	1,200	6,708
Capitol Federal Financial	160	5,994
[2]CapLease, Inc.	100	555
[2]Capstead Mortgage Corp.	200	2,392
Cash America International, Inc.	195	7,699
Cathay General Bancorp	200	2,330
1CB Richard Ellis Group, Inc.	1,100	17,435
1CBIZ, Inc.	200	1,314
2CBL & Associates Properties, Inc.	761	10,426
[2]Cedar Shopping Centers, Inc.	100	791
Charles Schwab Corp.	4,800	89,712
Chemical Financial Corp.	100	2,362
[2]Chimera Investment Corp.	2,800	10,892
Chubb Corp.	1,700	88,145
Cincinnati Financial Corp.	737	21,299
[1]Citigroup, Inc.	102,300	414,315
[1]Citizens, Inc.	200	1,382
City Holding Co.	100	3,429
City National Corp.	252	13,600
CME Group, Inc.	308	97,362
1CNA Surety Corp.	100	1,779
Cohen & Steers, Inc.	100	2,496
[2]Colonial Properties Trust	163	2,099
Columbia Banking System, Inc.	100	2,031
Comerica, Inc.	882	33,551
Commerce Bancshares, Inc.	341	14,029
Community Bank System, Inc.	90	2,050
Community Trust Bancorp, Inc.	80	2,167
CompuCredit Holdings Corp.	100	516
[1]Conseco, Inc.	1,299	8,080
[2]Corporate Office Properties Trust SBI MD	270	10,835
[1]Corrections Corp. of America	518	10,287
[2]Cousins Properties, Inc.	602	5,003
[1]Credit Acceptance Corp.	100	4,124
Cullen/Frost Bankers, Inc.	247	13,783
CVB Financial Corp.	337	3,346
Danvers Bancorp, Inc.	100	1,383
2DCT Industrial Trust, Inc.	900	4,707
Delphi Financial Group	175	4,403
[2]Developers Diversified Realty Corp.	980	11,927
[1,2]DiamondRock Hospitality Co.	413	4,175
[2]Digital Realty Trust, Inc.	400	21,680
Dime Community Bancshares	180	2,273
Discover Financial Services	2,549	37,980
[2]Douglas Emmett, Inc.	400	6,148
Duff & Phelps Corp.	100	1,674
[2]Duke Realty Corp.	1,051	13,032
2DuPont Fabros Technology, Inc.	300	6,477
1E*Trade Financial Corp.	9,700	16,005
East West Bancorp, Inc.	382	6,654
[2]EastGroup Properties, Inc.	180	6,793
Eaton Vance Corp.	574	19,252
[2]Education Realty Trust, Inc.	300	1,722
[1]eHealth, Inc.	200	3,150
Employers Holdings, Inc.	200	2,970
Endurance Specialty Holdings Ltd.	228	8,470
[1]Enstar Group Ltd.	100	6,916
[2]Entertainment Properties Trust	200	8,226
[2]Equity Lifestyle Properties, Inc.	100	5,388
[2]Equity One, Inc.	290	5,478
[2]Equity Residential	1,300	50,895
Erie Indemnity Co.	208	8,971
[2]Essex Property Trust, Inc.	119	10,704
[1]Euronet Worldwide, Inc.	288	5,308
Evercore Partners, Inc.	100	3,000
Everest Re Group Ltd.	300	24,279
[2]Extra Space Storage, Inc.	300	3,804
1EZCORP, Inc.	100	2,060
[1]Fannie Mae	5,800	6,090
FBL Financial Group, Inc.	100	2,448
1FBR Capital Markets Corp.	200	910
[2]Federal Realty Investment Trust	290	21,115
Federated Investors, Inc.	421	11,106
[1,2]FelCor Lodging Trust, Inc.	140	798
Fidelity National Financial, Inc.	1,020	15,116
Fidelity National Information Services, Inc.	1,512	35,441
Fifth Street Finance Corp.	104	1,207
Fifth Third Bancorp	3,553	48,285
First American Corp.	465	15,736
First Bancorp	420	2,123
First Busey Corp.	100	442
[1]First Cash Financial Services, Inc.	100	2,157
First Citizens BancShares, Inc.	24	4,770
First Commonwealth Financial Corp.	406	2,724
First Financial Bancorp	200	3,558
First Financial Bankshares, Inc.	100	5,155
First Financial Corp.	40	1,158
First Financial Holdings, Inc.	100	1,506
[1]First Horizon National Corp.	1,126	15,823
[1,2]First Industrial Realty Trust, Inc.	171	1,327
[1]First Marblehead Corp.	175	497
First Merchants Corp.	130	905
First Midwest Bancorp, Inc.	390	5,285
First Niagara Financial Group, Inc.	900	12,798
[2]First Potomac Realty Trust	100	1,503
FirstMerit Corp.	404	8,714

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2010 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks - (continued)

Financials - (continued)
Flagstone Reinsurance Holdings Ltd.	100	$1,146
Flushing Financial Corp.	100	1,266
FNB Corp.	350	2,839
[1]Forest City Enterprises, Inc.	545	7,853
[1]Forestar Real Estate Group, Inc.	200	3,776
1FPIC Insurance Group, Inc.	150	4,067
Franklin Resources, Inc.	769	85,282
[2]Franklin Street Properties Corp.	261	3,766
[1]Freddie Mac	2,435	3,092
[1]Frontier Financial Corp.	12	23
Fulton Financial Corp.	725	7,388
GAMCO Investors, Inc.	60	2,730
[1]Genworth Financial, Inc.	2,361	43,301
[2]Getty Realty Corp.	120	2,808
GFI Group, Inc.	256	1,480
Glacier Bancorp, Inc.	290	4,417
1GLG Partners, Inc.	600	1,842
[2]Glimcher Realty Trust	100	507
Goldman Sachs Group, Inc.	2,376	405,417
[2]Government Properties Income Trust	200	5,202
[1,2]Gramercy Capital Corp.	136	379
Greenhill & Co., Inc.	87	7,142
[1]Greenlight Capital Re Ltd. Cl A	100	2,668
Hancock Holding Co.	160	6,690
Hanover Insurance Group, Inc.	216	9,420
Harleysville Group, Inc.	100	3,376
Harleysville National Corp.	100	670
Hartford Financial Services Group, Inc.	1,900	53,998
[2]Hatteras Financial Corp.	200	5,154
HCC Insurance Holdings, Inc.	524	14,462
[2]Health Care Property Investors, Inc.	1,393	45,969
[2]Health Care REIT, Inc.	636	28,766
[2]Healthcare Realty Trust, Inc.	275	6,405
[1]Heckmann Corp.	500	2,900
Hercules Technology Growth Capital, Inc.	324	3,431
[2]Hersha Hospitality Trust	800	4,144
[2]Highwoods Properties, Inc.	390	12,375
[1]Hilltop Holdings, Inc.	300	3,525
Home Bancshares, Inc.	100	2,644
[2]Home Properties, Inc.	160	7,488
Horace Mann Educators Corp.	120	1,807
[2]Hospitality Properties Trust	578	13,843
[2]Host Hotels & Resorts, Inc.	3,076	45,063
2HRPT Properties Trust	1,000	7,780
Hudson City Bancorp, Inc.	2,334	33,049
Huntington Bancshares, Inc.	3,438	18,462
IBERIABANK Corp.	160	9,602
Independent Bank Corp.	90	2,219
Infinity Property & Casualty Corp.	50	2,272
[2]Inland Real Estate Corp.	350	3,203
[1]Interactive Brokers Group, Inc.	200	3,230
[1]IntercontinentalExchange, Inc.	300	33,654
[1]International Assets Holding Corp.	29	434
International Bancshares Corp.	200	4,598
Invesco Ltd. Com	2,000	43,820
[1]Investment Technology Group, Inc.	189	3,154
[1]Investors Bancorp, Inc.	200	2,640
[2]Investors Real Estate Trust	330	2,977
[1,2]iStar Financial, Inc.	469	2,153
[1]Jackson Hewitt Tax Service, Inc.	60	120
Janus Capital Group, Inc.	800	11,432
Jefferies Group, Inc.	456	10,794
Jones Lang LaSalle, Inc.	240	17,494
JPMorgan Chase & Co.	19,025	851,369
1KBW, Inc.	100	2,690
KeyCorp	4,400	34,100
[2]Kilroy Realty Corp.	226	6,970
[2]Kimco Realty Corp.	2,033	31,796
[2]Kite Realty Group Trust	100	473
[1]Knight Capital Group, Inc.	370	5,643
1LaBranche & Co., Inc.	200	1,052
2LaSalle Hotel Properties	359	8,365
Legg Mason, Inc.	868	24,886
[1]Leucadia National Corp.	900	22,329
[2]Lexington Corporate Properties Trust	261	1,699
[2]Liberty Property Trust	500	16,970
Lincoln National Corp.	1,505	46,204
Loews Corp.	1,714	63,898
2LTC Properties, Inc.	100	2,706
M&T Bank Corp.	413	32,784
[2]Macerich Co.	419	16,052
[2]Mack-Cali Realty Corp.	388	13,677
Maiden Holdings Ltd.	300	2,217
[1]Markel Corp.	39	14,612
Marsh & McLennan Cos., Inc.	2,545	62,149
Marshall & Ilsley Corp.	2,444	19,674
Max Capital Group, Ltd.	180	4,138
MB Financial, Inc.	300	6,759
1MBIA, Inc.	727	4,558
Meadowbrook Insurance Group, Inc.	400	3,160
[2]Medical Properties Trust, Inc.	300	3,144
Mercury General Corp.	100	4,372
MetLife, Inc.	3,946	171,020
1MF Global Holdings Ltd.	500	4,035
2MFA Mortgage Investments, Inc.	1,378	10,142
1MGIC Investment Corp.	490	5,375
[2]Mid-America Apartment Communities, Inc.	170	8,804
Montpelier Re Holdings Ltd.	410	6,892
Moody’s Corp.	1,000	29,750
Morgan Stanley	6,000	175,740
[1]Morningstar, Inc.	100	4,809
1MSCI, Inc.	500	18,050
MVC Capital, Inc.	100	1,357
[1]Nara Bancorp, Inc.	300	2,628
1NASDAQ Stock Market, Inc.	674	14,235

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2010 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks - (continued)

Financials - (continued)
[1]National Financial Partners Corp.	150	$2,115
[2]National Health Investors, Inc.	100	3,876
National Penn Bancshares, Inc.	706	4,871
[2]National Retail Properties, Inc.	370	8,447
National Western Life Insurance Co.	10	1,844
[2]Nationwide Health Properties, Inc.	531	18,665
[1]Navigators Group, Inc.	100	3,933
NBT Bancorp, Inc.	185	4,227
Nelnet, Inc.	200	3,712
New York Community Bancorp, Inc.	1,994	32,981
NewAlliance Bancshares, Inc.	400	5,048
Northern Trust Corp.	1,100	60,786
Northfield Bancorp, Inc.	100	1,448
[2]NorthStar Realty Finance Corp.	108	455
Northwest Bancshares, Inc.	625	7,338
NYSE Euronext	1,261	37,338
[1]Ocwen Financial Corp.	400	4,436
Old National Bancorp	528	6,310
Old Republic International Corp.	1,038	13,162
[2]Omega Healthcare Investors, Inc.	349	6,802
OneBeacon Insurance Group Ltd.	100	1,725
[1]optionsXpress Holdings, Inc.	200	3,258
Oriental Financial Group, Inc.	100	1,350
PacWest Bancorp	150	3,423
Park National Corp.	60	3,739
[2]Parkway Properties, Inc.	45	845
PartnerRe Ltd.	350	27,902
[2]Pennsylvania Real Estate Investment Trust	160	1,995
People’s United Financial, Inc.	1,871	29,262
[1]Phoenix Cos., Inc.	380	920
[1]Pico Holdings, Inc.	100	3,719
[1]Pinnacle Financial Partners, Inc.	100	1,511
[1]Piper Jaffray Cos.	140	5,642
Platinum Underwriters Holdings Ltd.	280	10,382
[2]Plum Creek Timber Co., Inc.	750	29,183
1PMI Group, Inc.	270	1,463
PNC Financial Services Group, Inc.	2,475	147,757
[1]Popular, Inc.	3,048	8,870
[1]Portfolio Recovery Associates, Inc.	47	2,579
[2]Post Properties, Inc.	172	3,787
Presidential Life Corp.	100	997
Principal Financial Group, Inc.	1,553	45,363
PrivateBancorp, Inc.	200	2,740
[1]ProAssurance Corp.	150	8,781
Progressive Corp.	3,200	61,088
[2]ProLogis	2,352	31,046
Prospect Capital Corp.	238	2,892
Prosperity Bancshares, Inc.	200	8,200
Protective Life Corp.	400	8,796
Provident Financial Services, Inc.	150	1,785
Provident New York Bancorp	230	2,180
Prudential Financial, Inc.	2,270	137,335
2PS Business Parks, Inc.	74	3,952
[2]Public Storage, Inc.	594	54,642
Radian Group, Inc.	286	4,473
[1,2]RAIT Investment Trust	100	198
[2]Ramco-Gershenson Properties Trust	35	394
Raymond James Financial, Inc.	418	11,177
[2]Realty Income Corp.	508	15,591
[2]Redwood Trust, Inc.	340	5,243
[2]Regency Centers Corp.	400	14,988
Regions Financial Corp.	5,784	45,404
Reinsurance Group of America, Inc.	400	21,008
RenaissanceRe Holdings Ltd.	300	17,028
Renasant Corp.	100	1,618
[1]Riskmetrics Group, Inc.	200	4,522
RLI Corp.	100	5,702
S&T Bancorp, Inc.	100	2,090
Safety Insurance Group, Inc.	100	3,767
Sandy Spring Bancorp, Inc.	90	1,350
[2]Saul Centers, Inc.	54	2,236
SCBT Financial Corp.	100	3,704
SEI Investments Co.	560	12,303
Selective Insurance Group	218	3,619
[2]Senior Housing Properties Trust	562	12,448
[1]Signature Bank	170	6,299
Simmons First National Corp.	100	2,757
[2]Simon Property Group, Inc.	1,358	113,936
2SL Green Realty Corp.	430	24,626
1SLM Corp.	2,400	30,048
South Financial Group, Inc.	207	143
Southside Bancshares, Inc.	100	2,157
[2]Sovran Self Storage, Inc.	170	5,926
1St. Joe Co.	405	13,102
StanCorp Financial Group, Inc.	300	14,289
State Auto Financial Corp.	100	1,795
[3]State Street Corp.	2,400	108,336
StellarOne Corp.	100	1,337
Sterling Bancshares, Inc.	450	2,511
Stewart Information Services Corp.	40	552
[1]Stifel Financial Corp.	150	8,063
[1,2]Strategic Hotels & Resorts, Inc.	234	995
Student Loan Corp.	10	355
Suffolk Bancorp	100	3,071
[2]Sun Communities, Inc.	120	3,024
[1,2]Sunstone Hotel Investors, Inc.	614	6,858
SunTrust Banks, Inc.	2,431	65,126
Susquehanna Bancshares, Inc.	428	4,199
1SVB Financial Group	255	11,898
SWS Group, Inc.	100	1,153
SY Bancorp, Inc.	100	2,275
Synovus Financial Corp.	2,300	7,567
T. Rowe Price Group, Inc.	1,278	70,201
[2]Tanger Factory Outlet Centers, Inc.	190	8,200
[2]Taubman Centers, Inc.	310	12,375

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2010 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks - (continued)

Financials - (continued)
TCF Financial Corp.	597	$9,516
1TD Ameritrade Holding Corp.	1,197	22,815
[1]Teton Advisors, Inc. Class B	1	—
[1]Texas Capital Bancshares, Inc.	100	1,899
TFS Financial Corp.	500	6,675
Tompkins Trustco, Inc.	49	1,788
Torchmark Corp.	461	24,668
Tower Group, Inc.	147	3,259
Towers Watson & Co.	270	12,825
TowneBank	100	1,396
Transatlantic Holdings, Inc.	299	15,787
Travelers Cos., Inc.	2,700	145,638
Trico Bancshares	100	1,990
TrustCo Bank Corp. NY	240	1,481
Trustmark Corp.	300	7,329
2U-Store-It Trust	410	2,952
U.S. Bancorp	9,300	240,684
UMB Financial Corp.	180	7,308
Umpqua Holdings Corp.	490	6,497
Union First Market Bankshares Corp.	90	1,359
[1]United America Indemnity Ltd.	190	1,818
United Bankshares, Inc.	180	4,720
[1]United Community Banks, Inc.	80	353
[2]United Dominion Realty Trust, Inc.	655	11,554
United Fire & Casualty Co.	100	1,799
Unitrin, Inc.	200	5,610
[1]Universal American Financial Corp.	300	4,620
[2]Universal Health Realty Income Trust	30	1,060
Univest Corp. of Pennsylvania	100	1,869
UnumProvident Corp.	1,600	39,632
[2]Urstadt Biddle Properties, Inc.	180	2,846
Validus Holdings Ltd.	472	12,994
Valley National Bancorp	725	11,143
[2]Ventas, Inc.	791	37,557
Visa, Inc.	2,299	209,278
[2]Vornado Realty Trust	743	56,245
W.R. Berkley Corp.	651	16,985
Waddell & Reed Financial, Inc.	420	15,137
Walter Industries, Inc.	287	26,481
[2]Walter Investment Management Corp.	111	1,776
Washington Federal, Inc.	530	10,770
[2]Washington Real Estate Investment Trust	305	9,318
Washington Trust Bancorp, Inc.	110	2,050
Webster Financial Corp.	224	3,918
[2]Weingarten Realty Investors	595	12,828
Wells Fargo & Co.	23,416	728,706
WesBanco, Inc.	100	1,626
Westamerica BanCorp.	150	8,648
[1]Western Alliance Bancorp	400	2,276
Western Union Co.	3,490	59,190
Westfield Financial, Inc.	200	1,838
White Mountains Insurance Group Ltd.	34	12,070
Whitney Holding Corp.	390	5,378
Willis Group Holdings PLC	847	26,503
Wilmington Trust Corp.	530	8,782
Wintrust Financial Corp.	150	5,582
[1]World Acceptance Corp.	45	1,624
XL Capital Ltd.	1,600	30,240
Zenith National Insurance Corp.	140	5,365
Zions BanCorp.	670	14,619

Total Financials		10,495,272

Health Care - 12.1%
[1]Abaxis, Inc.	100	2,719
Abbott Laboratories	7,492	394,679
[1]Abiomed, Inc.	100	1,033
[1]Abraxis Bioscience, Inc.	35	1,811
[1]Accuray, Inc.	195	1,188
[1]Acorda Therapeutics, Inc.	200	6,840
[1]Advisory Board Co.	40	1,260
Aetna, Inc.	2,160	75,838
[1]Affymax, Inc.	100	2,343
[1]Affymetrix, Inc.	193	1,417
[1]Air Methods Corp.	100	3,400
[1]Albany Molecular Research, Inc.	100	835
[1]Alexion Pharmaceuticals, Inc.	454	24,684
[1]Align Technology, Inc.	200	3,868
[1]Alkermes, Inc.	510	6,615
Allergan, Inc.	1,440	94,061
[1]Allos Therapeutics, Inc.	300	2,229
[1]Alnylam Pharmaceuticals, Inc.	200	3,404
1AMAG Pharmaceuticals, Inc.	100	3,491
[1]Amedisys, Inc.	133	7,344
[1]American Medical Systems Holdings, Inc.	290	5,388
[1]American Oriental Bioengineering, Inc.	200	816
1AMERIGROUP Corp.	280	9,307
AmerisourceBergen Corp.	1,440	41,645
[1]Amgen, Inc.	4,896	292,585
1AMN Healthcare Services, Inc.	100	880
1AmSurg Corp.	100	2,159
[1]Amylin Pharmaceuticals, Inc.	726	16,328
[1]Angiodynamics, Inc.	100	1,562
[1]Arena Pharmaceuticals, Inc.	427	1,324
[1]Assisted Living Concepts, Inc.	40	1,314
[1]Auxilium Pharmaceuticals, Inc.	200	6,232
Baxter International, Inc.	2,900	168,780
Beckman Coulter, Inc.	300	18,840
Becton Dickinson & Co.	1,150	90,539
[1]Bio-Rad Laboratories, Inc.	120	12,422
[1]Bio-Reference Labs, Inc.	100	4,397
[1]Biogen Idec, Inc.	1,400	80,304
[1]BioMarin Pharmaceuticals, Inc.	452	10,563
[1]Boston Scientific Corp.	7,170	51,767
Bristol-Myers Squibb Co.	8,366	223,372
[1]Bruker BioSciences Corp.	200	2,930
C.R. Bard, Inc.	438	37,940
[1]Cadence Pharmaceuticals, Inc.	100	913
Cantel Medical Corp.	100	1,985
Cardinal Health, Inc.	1,713	61,719

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2010 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks - (continued)

Health Care - (continued)
[1]CareFusion Corp.	856	$22,624
[1]Celera Corp.	260	1,846
[1]Celgene Corp.	2,200	136,312
[1]Cell Therapeutics, Inc.	2,700	1,460
[1]Centene Corp.	160	3,846
[1]Cephalon, Inc.	400	27,112
[1]Cepheid, Inc.	200	3,496
[1]Charles River Laboratories International, Inc.	338	13,287
Cigna Corp.	1,319	48,249
[1]Clinical Data, Inc.	100	1,940
[1]Community Health Systems, Inc.	479	17,689
Computer Programs & Systems, Inc.	100	3,908
[1]Conceptus, Inc.	100	1,996
1CONMED Corp.	100	2,381
Cooper Cos., Inc.	209	8,126
[1]Covance, Inc.	355	21,793
[1]Coventry Health Care, Inc.	700	17,304
Covidien PLC Common Stock	2,400	120,672
[1]Cross Country Healthcare, Inc.	100	1,011
[1]Cubist Pharmaceuticals, Inc.	270	6,086
[1]Cyberonics, Inc.	100	1,916
[1]Cypress Bioscience, Inc.	200	980
1DaVita, Inc.	466	29,544
[1]Dendreon Corp.	655	23,888
DENTSPLY International, Inc.	660	23,001
[1]Dexcom, Inc.	200	1,946
[1]Edwards Lifesciences Corp.	243	24,028
Eli Lilly & Co.	5,000	181,100
[1]Emergency Medical Services Corp.	100	5,655
[1]Emergent Biosolutions, Inc.	100	1,679
[1]Emeritus Corp.	100	2,035
[1]Endo Pharmaceuticals Holdings, Inc.	626	14,830
[1]Enzo Biochem, Inc.	100	602
[1]Enzon Pharmaceuticals, Inc.	300	3,054
[1]eResearchTechnology, Inc.	100	691
[1]ev3, Inc.	262	4,155
[1]Exelixis, Inc.	650	3,945
[1]Express Scripts, Inc.	1,220	124,147
[1]Facet Biotech Corp.	90	2,429
[1]Forest Laboratories, Inc.	1,486	46,601
[1]Gen-Probe, Inc.	300	15,000
[1]Genomic Health, Inc.	100	1,759
[1]Genoptix, Inc.	100	3,549
[1]Gentiva Health Services, Inc.	100	2,828
[1]Genzyme Corp.	1,252	64,891
[1]Geron Corp.	300	1,704
[1]Gilead Sciences, Inc.	4,400	200,112
[1]Haemonetics Corp.	100	5,715
[1]Halozyme Therapeutics, Inc.	400	3,196
[1]Hanger Orthopedic Group, Inc.	200	3,636
[1]Health Management Associates, Inc.	1,000	8,600
[1]Health Net, Inc.	500	12,435
[1]HealthExtras, Inc.	200	8,276
1HEALTHSOUTH Corp.	500	9,350
[1]HealthSpring, Inc.	200	3,520
[1]Healthways, Inc.	140	2,250
[1]Henry Schein, Inc.	464	27,330
Hill-Rom Holdings, Inc.	234	6,367
Hillenbrand, Inc.	234	5,146
[1]Hologic, Inc.	1,316	24,399
[1]Hospira, Inc.	777	44,017
[1]Human Genome Sciences, Inc.	870	26,274
[1]Humana, Inc.	815	38,118
1ICU Medical, Inc.	100	3,445
[1]Idexx Laboratories, Inc.	300	17,265
[1]Illumina, Inc.	640	24,896
[1]Immucor, Inc.	369	8,262
[1]Immunogen, Inc.	200	1,618
[1]Impax Laboratories, Inc.	200	3,576
[1]Incyte Corp.	600	8,376
[1]Inspire Pharmaceuticals, Inc.	400	2,496
[1]Insulet Corp.	200	3,018
[1]Integra LifeSciences Holdings Corp.	100	4,383
[1]InterMune, Inc.	200	8,914
[1]Intuitive Surgical, Inc.	188	65,448
Invacare Corp.	100	2,654
[1]Inverness Medical Innovations, Inc.	407	15,853
1IPC The Hospitalist Co., Inc.	100	3,511
[1]Isis Pharmaceuticals, Inc.	400	4,368
Johnson & Johnson	13,351	870,485
[1]Kendle International, Inc.	100	1,748
[1]Kensey Nash Corp.	100	2,359
[1]Kindred Healthcare, Inc.	100	1,805
[1]Kinetic Concepts, Inc.	328	15,682
[1]King Pharmaceuticals, Inc.	1,260	14,818
1KV Pharmaceutical Co.	100	176
[1]Laboratory Corp. of America Holdings	493	37,325
1LHC Group, Inc.	100	3,353
[1]Life Technologies Corp.	895	46,782
[1]LifePoint Hospitals, Inc.	214	7,871
[1]Ligand Pharmaceuticals, Inc.	700	1,225
[1]Lincare Holdings, Inc.	393	17,638
[1]Luminex Corp.	200	3,366
[1]Magellan Health Services, Inc.	160	6,957
[1]MannKind Corp.	400	2,624
[1]Martek Biosciences Corp.	160	3,602
Masimo Corp.	200	5,310
MAXIMUS, Inc.	100	6,093
McKesson Corp.	1,300	85,436
Mead Johnson Nutrition Co.	1,013	52,706
[1]MedCath Corp.	100	1,047
[1]Medco Health Solutions, Inc.	2,330	150,425
[1]Medicines Co.	180	1,411
Medicis Pharmaceutical Corp.	270	6,793
[1]Medivation, Inc.	100	1,049
[1]Mednax, Inc. Com	200	11,638
Medtronic, Inc.	5,400	243,162
Merck & Co., Inc.	14,729	550,128

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2010 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks - (continued)

Health Care - (continued)
Meridian Bioscience, Inc.	150	$3,056
[1]Merit Medical Systems, Inc.	100	1,525
[1]Micromet, Inc.	200	1,616
[1]Millipore Corp.	300	31,680
Mine Safety Appliances Co.	140	3,914
[1]Molina Healthcare, Inc.	100	2,517
[1]Momenta Pharmaceuticals, Inc.	100	1,497
1MWI Veterinary Supply, Inc.	100	4,040
[1]Mylan Laboratories, Inc.	1,466	33,293
[1]Myriad Genetics, Inc.	418	10,053
[1]Myriad Pharmaceuticals W/I	104	470
National Healthcare Corp.	44	1,557
[1]Natus Medical, Inc.	100	1,591
[1]Nektar Therapeutics	510	7,757
[1]Neogen Corp.	150	3,765
1NPS Pharmaceuticals, Inc.	300	1,512
1NuVasive, Inc.	200	9,040
[1]Odyssey HealthCare, Inc.	200	3,622
Omnicare, Inc.	600	16,974
[1]Omnicell, Inc.	100	1,403
[1]Onyx Pharmaceuticals, Inc.	250	7,570
[1]OraSure Technologies, Inc.	100	593
[1]Orthofix International NV	30	1,091
[1]Orthovita, Inc.	500	2,130
1OSI Pharmaceuticals, Inc.	327	19,473
[1]Osiris Therapeutics, Inc.	100	740
Owens & Minor, Inc.	260	12,061
[1]Palomar Medical Technologies, Inc.	35	380
[1]Par Pharmaceutical Cos., Inc.	150	3,720
[1]Parexel International Corp.	218	5,082
Patterson Cos., Inc.	400	12,420
PDL BioPharma, Inc.	451	2,801
Perrigo Co.	400	23,488
Pfizer, Inc.	38,883	666,843
Pharmaceutical Product Development, Inc.	506	12,017
[1]Pharmasset, Inc.	100	2,680
[1]PharMerica Corp.	173	3,152
[1]Polypore International, Inc.	100	1,746
[1]Progenics Pharmaceuticals, Inc.	100	533
[1]Protalix BioTherapeutics, Inc.	200	1,312
1PSS World Medical, Inc.	300	7,053
[1]Psychiatric Solutions, Inc.	300	8,940
Quest Diagnostics, Inc.	801	46,690
[1]Questcor Pharmaceuticals, Inc.	300	2,469
[1]Quidel Corp.	100	1,454
[1]Regeneron Pharmaceuticals, Inc.	290	7,682
[1]RehabCare Group, Inc.	100	2,727
[1]Res-Care, Inc.	100	1,199
[1]ResMed, Inc.	380	24,187
[1]Rigel Pharmaceuticals, Inc.	133	1,060
1RTI Biologics, Inc.	200	866
[1]Salix Pharmaceuticals Ltd.	280	10,430
[1]Sangamo Biosciences, Inc.	100	542
[1]Savient Pharmaceuticals, Inc.	400	5,780
[1]Seattle Genetics, Inc.	363	4,334
[1]Sequenom, Inc.	300	1,893
Service Corp. International	1,070	9,823
[1]Sirona Dental Systems, Inc.	200	7,606
[1]SonoSite, Inc.	100	3,211
1St Jude Medical, Inc.	1,600	65,680
STERIS Corp.	300	10,098
Stewart Enterprises, Inc.	300	1,875
Stryker Corp.	1,470	84,113
[1]Sun Healthcare Group, Inc.	189	1,803
[1]Sunrise Senior Living, Inc.	150	768
[1]SurModics, Inc.	100	2,094
[1]Symmetry Medical, Inc.	100	1,004
[1]Targacept, Inc.	100	1,966
Techne Corp.	177	11,273
[1]Tenet Healthcare Corp.	2,447	13,997
[1]Theravance, Inc.	180	2,398
[1]Thoratec Corp.	270	9,031
[1]Triple-S Management Corp.	100	1,775
[1]United Therapeutics Corp.	218	12,062
UnitedHealth Group, Inc.	5,600	182,952
Universal Health Services, Inc.	422	14,808
[1]Valeant Pharmaceuticals International	411	17,636
[1]Varian Medical Systems, Inc.	633	35,024
1VCA Antech, Inc.	400	11,212
[1]Vertex Pharmaceuticals, Inc.	973	39,767
[1]Viropharma, Inc.	380	5,179
[1]Vivus, Inc.	400	3,488
[1]Volcano Corp.	200	4,832
[1]Warner Chilcott PLC	500	12,775
[1]Watson Pharmaceuticals, Inc.	467	19,507
[1]WebMD Health Corp.	277	12,847
[1]WellCare Health Plans, Inc.	206	6,139
[1]WellPoint, Inc.	2,200	141,636
West Pharmaceutical Services, Inc.	200	8,390
[1]Wright Medical Group, Inc.	200	3,554
[1]XenoPort, Inc.	100	926
[1]Zimmer Holdings, Inc.	1,051	62,219
[1]Zoll Medical Corp.	100	2,636
[1]ZymoGenetics, Inc.	100	573

Total Health Care		7,466,700

Industrials - 12.2%
[1]3D Systems Corp.	100	1,365
3M Co.	3,200	267,424
A.O. Smith Corp.	100	5,257
AAON, Inc.	100	2,262
1AAR Corp.	156	3,872
ABM Industries, Inc.	190	4,028
Accenture PLC	3,017	126,563
Actuant Corp.	378	7,390
Acuity Brands, Inc.	200	8,442
Administaff, Inc.	130	2,774
Advance America Cash Advance Centers, Inc.	194	1,129

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2010 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks - (continued)

Industrials - (continued)
[1]Aecom Technology Corp.	400	$11,348
[1]Aerovironment, Inc.	100	2,611
1AGCO Corp.	446	15,998
Aircastle Ltd.	100	947
[1]AirTran Holdings, Inc.	700	3,556
[1]Alaska Air Group, Inc.	204	8,411
Albany International Corp.	140	3,014
Alexander & Baldwin, Inc.	160	5,288
[1]Allegiant Travel Co.	100	5,786
[1]Alliance Data Systems Corp.	286	18,301
[1]Alliant Techsystems, Inc.	151	12,276
[1]Altisource Portfolio Solutions SA	33	739
1AMERCO, Inc.	37	2,009
[1]American Commercial Lines, Inc.	49	1,230
[1]American Public Education, Inc.	100	4,660
American Science & Engineering, Inc.	50	3,746
[1]American Superconductor Corp.	200	5,780
Ametek, Inc.	570	23,632
1AMR Corp.	1,742	15,870
Apogee Enterprises, Inc.	100	1,581
[1]Apollo Group, Inc.	600	36,774
Applied Industrial Technologies, Inc.	200	4,970
Applied Signal Technology, Inc.	100	1,958
Arbitron, Inc.	100	2,666
[1]Argon ST, Inc.	100	2,661
Arkansas Best Corp.	140	4,183
[1]Armstrong World Industries, Inc.	100	3,631
[1]Astec Industries, Inc.	100	2,896
[1]Atlas Air Worldwide Holdings, Inc.	146	7,745
Avery Dennison Corp.	500	18,205
AZZ, Inc.	100	3,385
Badger Meter, Inc.	100	3,851
Baldor Electric Co.	200	7,480
[1]Bally Technologies, Inc.	305	12,365
Barnes Group, Inc.	200	3,890
1BE Aerospace, Inc.	487	14,829
Belden CDT, Inc.	180	4,943
[1]Blount International, Inc.	100	1,036
Boeing Co.	3,361	244,042
Bowne & Co., Inc.	102	1,138
Brady Corp.	253	7,873
[1]Bridgepoint Education, Inc.	100	2,458
Briggs & Stratton Corp.	170	3,315
Brink’s Co.	182	5,138
[1]Brink’s Home Security Holdings, Inc.	282	11,999
[1]Bristow Group, Inc.	200	7,546
Bucyrus International, Inc.	390	25,736
C.H. Robinson Worldwide, Inc.	851	47,528
[1]Cal Dive International, Inc.	362	2,653
[1]Capella Education Co.	50	4,642
[1]Capstone Turbine Corp.	1,100	1,397
[1]Career Education Corp.	389	12,308
Carlisle Cos., Inc.	336	12,802
Cascade Corp.	37	1,192
Caterpillar, Inc.	2,976	187,042
CDI Corp.	100	1,466
[1]Cenveo, Inc.	211	1,827
[1]Ceradyne, Inc.	77	1,747
[1]Chart Industries, Inc.	100	2,000
Chemed Corp.	140	7,613
Cintas Corp.	613	17,219
CIRCOR International, Inc.	100	3,321
CLARCOR, Inc.	263	9,071
[1]Clean Harbors, Inc.	100	5,556
[1]Cogent, Inc.	260	2,652
[1]Coinstar, Inc.	170	5,525
[1]Colfax Corp.	100	1,177
[1]Columbus McKinnon Corp.	100	1,587
Comfort Systems USA, Inc.	200	2,498
Con-way, Inc.	200	7,024
[1]Consolidated Graphics, Inc.	55	2,278
[1]Continental Airlines, Inc.	600	13,182
[1]Convergys Corp.	570	6,988
Cooper Industries PLC	852	40,845
[1]Corinthian Colleges, Inc.	400	7,036
[1]Cornell Cos, Inc.	100	1,831
Corporate Executive Board Co.	134	3,563
1CoStar Group, Inc.	138	5,730
[1]Covanta Holding Corp.	542	9,030
1CRA International, Inc.	100	2,292
Crane Co.	270	9,585
1CSG Systems International, Inc.	170	3,563
CSX Corp.	1,900	96,710
Cubic Corp.	100	3,600
Cummins, Inc.	900	55,755
Curtiss-Wright Corp.	180	6,264
Danaher Corp.	1,294	103,404
[1]Darling International, Inc.	400	3,584
Deere & Co.	2,100	124,866
[1]Delta Air Lines, Inc.	3,800	55,442
Deluxe Corp.	210	4,078
DeVry, Inc.	370	24,124
[1]DigitalGlobe, Inc.	100	2,795
[1]Dionex Corp.	70	5,235
[1]Dollar Financial Corp.	100	2,406
[1]Dollar Thrifty Automotive Group, Inc.	100	3,213
Donaldson Co., Inc.	359	16,198
Dover Corp.	900	42,075
[1]Drew Industries, Inc.	100	2,202
DST Systems, Inc.	170	7,046
Dun & Bradstreet Corp.	244	18,158
[1]Dycom Industries, Inc.	170	1,491
Dynamic Materials Corp.	100	1,562
[1]DynCorp International, Inc.	100	1,149
[1]Eagle Bulk Shipping, Inc.	187	993
Eaton Corp.	800	60,616
1EMCOR Group, Inc.	254	6,256
Emerson Electric Co.	3,600	181,224
Encore Wire Corp.	100	2,080

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2010 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks - (continued)

Industrials - (continued)
[1]Ener1, Inc.	300	$1,419
[1]Energizer Holdings, Inc.	300	18,828
[1]Energy Conversion Devices, Inc.	200	1,566
EnergySolutions, Inc.	300	1,929
[1]EnerSys	300	7,398
Ennis, Inc.	100	1,627
1EnPro Industries, Inc.	100	2,908
Equifax, Inc.	650	23,270
ESCO Technologies, Inc.	100	3,181
[1]Esterline Technologies Corp.	200	9,886
[1]Evergreen Solar, Inc.	400	452
Expeditors International Washington, Inc.	1,072	39,578
FactSet Research Systems, Inc.	215	15,775
Fastenal Co.	681	32,681
FedEx Corp.	1,400	130,760
[1]Fiserv, Inc.	751	38,121
Flowserve Corp.	300	33,081
Fluor Corp.	892	41,487
[1]Force Protection, Inc.	300	1,806
Forward Air Corp.	150	3,945
[1]Foster Wheeler AG	658	17,858
Franklin Electric Co., Inc.	136	4,079
FreightCar America, Inc.	40	966
1FTI Consulting, Inc.	260	10,223
[1]Fuel Tech, Inc.	100	802
[1]FuelCell Energy, Inc.	200	564
G&K Services, Inc.	56	1,449
Gardner Denver, Inc.	280	12,331
GATX Corp.	175	5,014
[1]Genco Shipping & Trading Ltd.	100	2,111
[1]GenCorp, Inc.	100	576
[1]General Cable Corp.	226	6,102
General Dynamics Corp.	1,553	119,892
General Electric Co.	51,400	935,480
General Maritime Corp.	187	1,345
[1]Genesee & Wyoming, Inc.	200	6,824
[1]Genpact Ltd.	300	5,031
Genuine Parts Co.	829	35,017
[1]Geo Group, Inc.	224	4,440
[1]Global Cash Access Holdings, Inc.	100	817
Global Payments, Inc.	400	18,220
Goodrich Corp.	650	45,838
Gorman-Rupp Co.	100	2,544
Graco, Inc.	300	9,600
Granite Construction, Inc.	177	5,349
Great Lakes Dredge & Dock Corp.	400	2,100
[1]Griffon Corp.	163	2,031
[1]Gulfmark Offshore, Inc.	100	2,655
1H&E Equipment Services, Inc.	100	1,078
H&R Block, Inc.	1,600	28,480
[1]Harbin Electric, Inc.	100	2,159
Harsco Corp.	380	12,137
[1]Hawaiian Holdings, Inc.	400	2,948
[1]Headwaters, Inc.	100	459
Healthcare Services Group	150	3,359
Heartland Express, Inc.	320	5,280
Heartland Payment Systems, Inc.	100	1,860
Heico Corp.	100	3,968
Heidrick & Struggles International, Inc.	100	2,803
Herman Miller, Inc.	248	4,479
[1]Hewitt Associates, Inc.	443	17,623
[1]Hexcel Corp.	336	4,852
[1]Hill International, Inc.	100	583
1HMS Holdings Corp.	104	5,303
Honeywell International, Inc.	3,500	158,445
Horizon Lines, Inc.	100	544
1HUB Group, Inc.	158	4,421
Hubbell, Inc.	216	10,893
[1]Huron Consulting Group, Inc.	80	1,624
1ICF International, Inc.	100	2,484
[1]Iconix Brand Group, Inc.	400	6,144
IDEX Corp.	378	12,512
1II-VI, Inc.	100	3,384
Illinois Tool Works, Inc.	2,100	99,456
[1]Infinera Corp.	400	3,408
Ingersoll Rand PLC Common Stock	1,567	54,641
[1]Insituform Technologies, Inc.	200	5,322
[1]Intermec, Inc.	198	2,808
1IPG Photonics Corp.	200	2,960
[1]iRobot Corp.	100	1,516
Iron Mountain, Inc.	882	24,167
1ITT Educational Services, Inc.	175	19,684
ITT Industries, Inc.	850	45,568
J.B. Hunt Transport Services, Inc.	475	17,043
[1]Jacobs Engineering Group, Inc.	640	28,922
[1]JetBlue Airways Corp.	1,050	5,859
John Bean Technologies Corp.	200	3,508
Joy Global, Inc.	527	29,828
Kaman Corp.	100	2,501
[1]Kansas City Southern	500	18,085
Kaydon Corp.	200	7,520
KBR, Inc.	780	17,285
[1]Kelly Services, Inc.	100	1,666
[1]Kenexa Corp.	100	1,375
Kennametal, Inc.	368	10,348
[1]Kforce, Inc.	100	1,521
[1]Kirby Corp.	280	10,682
Knight Transportation, Inc.	280	5,905
Koppers Holdings, Inc.	100	2,832
[1]Korn/Ferry International	180	3,177
L-3 Communications Holdings, Inc.	535	49,022
[1]Ladish Co., Inc.	71	1,431
Landauer, Inc.	100	6,522
Landstar System, Inc.	300	12,594
[1]Layne Christensen Co.	100	2,671
1LB Foster Co.	100	2,889
Lennox International, Inc.	200	8,864

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2010 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks - (continued)

Industrials - (continued)
Lincoln Electric Holdings, Inc.	200	$10,866
Lindsay Corp.	55	2,278
Lockheed Martin Corp.	1,544	128,492
Manitowoc Co., Inc.	735	9,555
Manpower, Inc.	400	22,848
[1]Marten Transport Ltd.	100	1,971
Masco Corp.	1,658	25,732
[1]MasTec, Inc.	200	2,522
Mastercard, Inc.	487	123,698
1McDermott International, Inc.	1,118	30,097
McGrath RentCorp	100	2,423
[1]Michael Baker Corp.	59	2,034
[1]Middleby Corp.	65	3,743
[1]Mobile Mini, Inc.	181	2,804
Molex, Inc.	280	4,942
[1]Monster Worldwide, Inc.	546	9,069
[1]Moog, Inc.	170	6,021
MSC Industrial Direct Co.	200	10,144
Mueller Industries, Inc.	160	4,286
Mueller Water Products, Inc.	943	4,508
1MYR Group, Inc.	100	1,631
NACCO Industries, Inc.	21	1,557
[1]Navigant Consulting, Inc.	170	2,062
[1]Navistar International Corp.	300	13,419
Nordson Corp.	150	10,188
Norfolk Southern Corp.	1,800	100,602
Northrop Grumman Corp.	1,500	98,355
[1]Old Dominion Freight Line	100	3,339
[1]Orbital Sciences Corp.	261	4,962
[1]Orion Marine Group, Inc.	100	1,805
[1]Oshkosh Truck Corp.	435	17,548
Overseas Shipholding Group	100	3,923
[1]Owens Corning, Inc.	600	15,264
PACCAR, Inc.	1,700	73,678
[1]Pacer International, Inc.	70	421
Pall Corp.	629	25,468
Parker Hannifin Corp.	830	53,734
Pentair, Inc.	489	17,418
1PHH Corp.	270	6,364
1PHI, Inc.	100	2,118
Pitney Bowes, Inc.	977	23,888
[1]Powell Industries, Inc.	100	3,253
Precision Castparts Corp.	650	82,361
Quanex Building Products Corp.	145	2,397
[1]Quanta Services, Inc.	942	18,049
[1]Raser Technologies, Inc.	200	200
Raven Industries, Inc.	100	2,949
Raytheon Co.	1,900	108,528
1RBC Bearings, Inc.	100	3,187
Regal-Beloit Corp.	160	9,506
Reliance Steel & Aluminum Co.	373	18,363
[1]Republic Airways Holdings, Inc.	100	592
Republic Services, Inc.	1,850	53,687
[1]Resources Connection, Inc.	160	3,067
Reynolds American, Inc.	843	45,505
Robbins & Myers, Inc.	100	2,382
Robert Half International, Inc.	729	22,183
Rockwell Automation, Inc.	690	38,888
Rockwell Collins, Inc.	793	49,634
Rollins, Inc.	150	3,252
RR Donnelley & Sons Co.	948	20,240
1RSC Holdings, Inc.	200	1,592
Ryder System, Inc.	231	8,954
[1]Sanmina-SCI Corp.	453	7,474
1SFN Group, Inc.	200	1,602
[1]Shaw Group, Inc.	381	13,114
Simpson Manufacturing Co., Inc.	160	4,442
SkyWest, Inc.	242	3,456
Sotheby’s Holdings	300	9,327
Southwest Airlines Co.	3,575	47,261
[1]Spirit Aerosystems Holdings, Inc.	487	11,386
SPX Corp.	300	19,896
Standex International Corp.	100	2,577
Steelcase, Inc.	130	841
[1]Stericycle, Inc.	400	21,800
[1]Sterling Construction Co., Inc.	100	1,572
Strayer Education, Inc.	59	14,368
Sun Hydraulics Corp.	100	2,598
[1]SunPower Corp.	290	5,481
[1]Sunpower Corp.	174	2,913
TAL International Group, Inc.	100	1,998
[1]Team, Inc.	100	1,659
[1]Tecumseh Products Co.	100	1,227
Teleflex, Inc.	186	11,917
[1]TeleTech Holdings, Inc.	109	1,862
Tennant Co.	100	2,739
[1]Terex Corp.	554	12,581
[1]Tetra Tech, Inc.	300	6,912
Textron, Inc.	1,322	28,066
[1]Thomas & Betts Corp.	270	10,595
Timken Co.	390	11,704
Titan International, Inc.	148	1,292
Total System Services, Inc.	767	12,011
TransDigm Group, Inc.	200	10,608
Tredegar Corp.	100	1,708
Trinity Industries, Inc.	300	5,988
Triumph Group, Inc.	45	3,154
[1]TrueBlue, Inc.	170	2,635
Tyco International Ltd.	2,287	87,478
1UAL Corp.	916	17,908
Union Pacific Corp.	2,445	179,218
United Parcel Service, Inc.	3,400	218,994
[1]United Stationers, Inc.	100	5,885
United Technologies Corp.	4,300	316,523
Universal Forest Products, Inc.	140	5,393
[1]Universal Technical Institute, Inc.	100	2,282
1URS Corp.	400	19,844
1US Airways Group, Inc.	1,020	7,497
US Ecology, Inc.	100	1,610

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2010 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks - (continued)

Industrials - (continued)
1USG Corp.	256	$4,393
UTi Worldwide, Inc.	400	6,128
[1]Valassis Communications, Inc.	200	5,566
Valmont Industries, Inc.	68	5,632
[1]Verisk Analytics, Inc., Class A	500	14,100
Viad Corp.	57	1,171
W.W. Grainger, Inc.	289	31,247
[1]Waste Connections, Inc.	430	14,603
Waste Management, Inc.	2,330	80,222
[1]Waste Services, Inc.	100	989
Watsco, Inc.	100	5,688
Watts Water Technologies, Inc.	91	2,826
Weight Watchers International, Inc.	209	5,336
Werner Enterprises, Inc.	180	4,171
Woodward Governor Co.	300	9,594
World Fuel Services Corp.	280	7,459
[1]Wright Express Corp.	210	6,325
1YRC Worldwide, Inc.	200	109

Total Industrials		7,532,157

Information Technology - 17.9%
[1]3Com Corp.	1,950	14,995
[1]3PAR, Inc.	200	2,000
1ACI Worldwide, Inc.	200	4,122
[1]Acme Packet, Inc.	100	1,928
[1]Actel Corp.	100	1,385
Activision Blizzard, Inc.	2,800	33,768
[1]Acxiom Corp.	400	7,176
[1]Adaptec, Inc.	600	1,962
1ADC Telecommunications, Inc.	498	3,640
[1]Adobe Systems, Inc.	2,600	91,962
ADTRAN, Inc.	280	7,378
[1]Advanced Energy Industries, Inc.	100	1,656
[1]Advanced Micro Devices, Inc.	2,652	24,584
[1]Advent Software, Inc.	100	4,475
[1]Agilent Technologies, Inc.	1,700	58,463
[1]Akamai Technologies, Inc.	791	24,845
[1]Allscripts Healthcare Solutions, Inc.	400	7,824
Altera Corp.	1,400	34,034
[1]American Reprographics Co.	104	933
[1]Amkor Technology, Inc.	336	2,376
Amphenol Corp.	800	33,752
[1]Anadigics, Inc.	200	972
Analog Devices, Inc.	1,398	40,290
Analogic Corp.	37	1,581
[1]Anixter International, Inc.	200	9,370
[1]Ansys, Inc.	443	19,111
1AOL, Inc.	500	12,640
[1]Apple Computer, Inc.	4,375	1,027,819
Applied Materials, Inc.	6,500	87,620
[1]Applied Micro Circuits Corp.	237	2,045
[1]ArcSight, Inc.	100	2,815
[1]Ariba, Inc.	500	6,425
[1]Arris Group, Inc.	642	7,710
[1]Arrow Electronics, Inc.	530	15,969
[1]Art Technology Group, Inc.	600	2,646
[1]AsiaInfo Holdings, Inc.	100	2,648
[1]athenahealth, Inc.	100	3,656
[1]Atheros Communications, Inc.	298	11,536
[1]Atmel Corp.	1,800	9,054
1ATMI, Inc.	100	1,931
[1]Autodesk, Inc.	1,147	33,745
Automatic Data Processing, Inc.	2,500	111,175
[1]Aviat Networks, Inc.	447	2,964
[1]Avid Technology, Inc.	150	2,067
[1]Avnet, Inc.	760	22,800
AVX Corp.	310	4,402
[1]Benchmark Electronics, Inc.	390	8,089
Black Box Corp.	130	3,999
Blackbaud, Inc.	194	4,887
[1]Blackboard, Inc.	200	8,332
[1]Blue Coat Systems, Inc.	200	6,208
1BMC Software, Inc.	940	35,720
[1]Bottomline Technologies, Inc.	100	1,683
Broadcom Corp.	2,115	70,176
[1]Brooks Automation, Inc.	130	1,147
CA, Inc.	2,000	46,940
[1]Cabot Microelectronics Corp.	100	3,783
1CACI International, Inc.	110	5,374
[1]Cadence Design Systems, Inc.	1,100	7,326
[1]Cavium Networks, Inc.	200	4,972
[1]Cerner Corp.	327	27,815
[1]Checkpoint Systems, Inc.	160	3,539
[1]China Security & Surveillance Technology, Inc.	200	1,538
[1]Ciber, Inc.	200	748
[1]Ciena Corp.	474	7,224
[1]Cirrus Logic, Inc.	300	2,517
[1]Cisco Systems, Inc.	27,778	723,061
[1]Citrix Systems, Inc.	870	41,299
[1]Cogent Communications Group, Inc.	100	1,041
Cognex Corp.	170	3,143
[1]Cognizant Technology Solutions Corp.	1,454	74,125
[1]Cogo Group, Inc.	100	699
[1]Coherent, Inc.	100	3,196
Cohu, Inc.	100	1,377
[1]CommScope, Inc.	400	11,208
[1]Commvault Systems, Inc.	200	4,270
[1]Compellent Technologies, Inc.	100	1,755
[1]Computer Sciences Corp.	700	38,143
[1]Compuware Corp.	1,100	9,240
[1]comScore, Inc.	100	1,669
[1]Comtech Telecommunications Corp.	162	5,182
[1]Concur Technologies, Inc.	200	8,202
[1]Conexant Systems, Inc.	66	224
[1]Constant Contact, Inc.	100	2,322
Corning, Inc.	7,575	153,091
[1]Cree, Inc.	490	34,408
CTS Corp.	100	942

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2010 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks - (continued)

Information Technology - (continued)
[1]Cybersource Corp.	400	$7,056
[1]Cymer, Inc.	150	5,595
[1]Cypress Semiconductor Corp.	636	7,314
Daktronics, Inc.	100	762
[1]DealerTrack Holdings, Inc.	200	3,416
[1]Dell, Inc.	8,600	129,086
Diebold, Inc.	355	11,275
[1]Digital River, Inc.	189	5,727
[1]Diodes, Inc.	144	3,226
1DSP Group, Inc.	100	833
Earthlink, Inc.	390	3,331
[1]eBay, Inc.	5,700	153,615
[1]Ebix, Inc.	100	1,597
[1]Echelon Corp.	100	897
[1]Eclipsys Corp.	280	5,566
[1]Electro Scientific Industries, Inc.	100	1,281
[1]Electronic Arts, Inc.	1,500	27,990
[1]Electronics for Imaging, Inc.	170	1,977
1EMC Corp.	9,900	178,596
[1]Emulex Corp.	400	5,312
[1]Entegris, Inc.	600	3,024
[1]Epicor Software Corp.	100	956
1EPIQ Systems, Inc.	100	1,243
[1]Equinix, Inc.	200	19,468
[1]Exar Corp.	100	705
[1]Exponent, Inc.	100	2,852
[1]Extreme Networks	209	642
1F5 Networks, Inc.	416	25,588
Fair Isaac Corp.	178	4,511
[1]Fairchild Semiconductor International, Inc.	670	7,135
1FARO Technologies, Inc.	72	1,854
1FEI Co.	200	4,582
[1]First Solar, Inc.	309	37,899
[1]Flextronics International Ltd.	3,900	30,576
[1]Flir Systems, Inc.	680	19,176
[1]FormFactor, Inc.	260	4,618
[1]Forrester Research, Inc.	100	3,007
[1]Gartner, Inc.	310	6,894
[1]Google, Inc.	1,188	673,608
[1]Greatbatch, Inc.	100	2,119
[1]Harmonic, Inc.	300	1,893
Harris Corp.	695	33,006
Hewlett-Packard Co.	11,500	611,225
[1]Hittite Microwave Corp.	100	4,397
1IAC	441	10,028
1IHS, Inc.	161	8,609
[1]Imation Corp.	100	1,101
[1]infoGROUP, Inc.	200	1,560
[1]Informatica Corp.	420	11,281
[1]Infospace, Inc.	50	553
[1]Ingram Micro, Inc.	760	13,338
[1]Innerworkings, Inc.	100	520
[1]Integral Systems, Inc.	100	963
[1]Integrated Device Technology, Inc.	604	3,703
Intel Corp.	26,669	593,652
[1]Interactive Intelligence, Inc.	100	1,869
[1]InterDigital Communications, Inc.	200	5,572
[1]InterNAP Network Services Corp.	100	560
International Business Machines Corp.	6,303	808,360
[1]International Rectifier Corp.	280	6,412
[1]Internet Capital Group, Inc.	200	1,690
Intersil Corp.	670	9,889
[1]Intevac, Inc.	200	2,764
[1]Intuit, Inc.	1,483	50,926
[1]Itron, Inc.	237	17,199
[1]Ixia	100	927
[1]j2 Global Communications, Inc.	160	3,744
Jabil Circuit, Inc.	908	14,701
Jack Henry & Associates, Inc.	346	8,325
1JDA Software Group, Inc.	225	6,259
[1]Juniper Networks, Inc.	2,500	76,700
1K12, Inc.	100	2,221
KLA-Tencor Corp.	873	26,993
[1]Knot, Inc.	100	782
[1]Kopin Corp.	300	1,110
[1]Kulicke & Soffa Industries, Inc.	200	1,450
1L-1 Identity Solutions, Inc.	300	2,679
[1]Lam Research Corp.	659	24,594
[1]Lattice Semiconductor Corp.	300	1,101
[1]Lawson Software, Inc.	400	2,644
Lender Processing Services, Inc.	454	17,138
[1]Lexmark International, Inc.	340	12,267
Linear Technology Corp.	1,104	31,221
[1]Littelfuse, Inc.	83	3,155
[1]LoopNet, Inc.	100	1,124
1LSI Logic Corp.	3,120	19,094
[1]Magma Design Automation, Inc.	100	260
[1]Manhattan Associates, Inc.	100	2,548
[1]ManTech International Corp.	100	4,883
MarketAxess Holdings, Inc.	100	1,573
[1]Marvell Technology Group Ltd.	2,600	52,988
[1]Mattson Technology, Inc.	200	924
Maxim Integrated Products, Inc.	1,400	27,146
[1]Maxwell Technologies, Inc.	200	2,478
1McAfee, Inc.	780	31,301
[1]MedAssets, Inc.	100	2,100
1MEMC Electronic Materials, Inc.	1,029	15,775
[1]Mentor Graphics Corp.	300	2,406
[1]MercadoLibre, Inc.	100	4,821
Methode Electronics, Inc.	100	990
[1]Mettler Toledo International, Inc.	157	17,144
Micrel, Inc.	208	2,217
Microchip Technology, Inc.	900	25,344
[1]Micron Technology, Inc.	4,000	41,560
1MICROS Systems, Inc.	384	12,626
[1]Microsemi Corp.	380	6,589
Microsoft Corp.	38,560	1,128,651
[1]MicroStrategy, Inc.	20	1,701

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2010 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks - (continued)

Information Technology - (continued)
1MKS Instruments, Inc.	233	$4,564
[1]ModusLink Global Solutions, Inc.	150	1,265
Molex, Inc.	291	6,070
[1]Monolithic Power Systems, Inc.	100	2,230
[1]Motorola, Inc.	11,062	77,655
MTS Systems Corp.	100	2,903
National Instruments Corp.	300	10,005
National Semiconductor Corp.	1,199	17,326
1NCR Corp.	700	9,660
[1]Ness Technologies, Inc.	200	1,262
[1]Net 1 UEPS Technologies, Inc.	200	3,678
[1]NetApp, Inc.	1,671	54,408
[1]Netezza Corp.	100	1,279
[1]NetGear, Inc.	100	2,610
[1]Netlogic Microsystems, Inc.	200	5,886
[1]Netscout Systems, Inc.	200	2,958
[1]NetSuite, Inc.	100	1,454
[1]Newport Corp.	100	1,250
NIC, Inc.	200	1,574
[1]Novatel Wireless, Inc.	100	673
[1]Novell, Inc.	1,720	10,303
[1]Novellus Systems, Inc.	494	12,350
[1]Nuance Communications, Inc.	890	14,810
1NVIDIA Corp.	2,700	46,926
[1]OmniVision Technologies, Inc.	180	3,092
1ON Semiconductor Corp.	1,930	15,440
[1]OpenTable, Inc.	100	3,813
[1]Oplink Communications, Inc.	100	1,854
Oracle Corp.	19,400	498,386
1OSI Systems, Inc.	100	2,805
[1]Palm, Inc.	800	3,008
[1]Parametric Technology Corp.	600	10,830
Park Electrochemical Corp.	100	2,874
Paychex, Inc.	1,621	49,765
Pegasystems, Inc.	100	3,700
[1]Perficient, Inc.	100	1,127
[1]Pericom Semiconductor Corp.	100	1,071
PerkinElmer, Inc.	537	12,834
[1]Phase Forward, Inc.	200	2,614
Plantronics, Inc.	260	8,133
[1]Plexus Corp.	170	6,125
1PMC-Sierra, Inc.	900	8,028
[1]Polycom, Inc.	430	13,149
Power Integrations, Inc.	100	4,120
[1]Powerwave Technologies, Inc.	330	413
[1]Progress Software Corp.	170	5,343
1QLogic Corp.	500	10,150
QUALCOMM, Inc.	8,056	338,271
Quality Systems, Inc.	149	9,155
[1]Quantum Corp.	800	2,104
[1]Quest Software, Inc.	300	5,337
[1]Rackspace Hosting, Inc.	200	3,746
[1]Radiant Systems, Inc.	100	1,427
[1]Rambus, Inc.	496	10,838
[1]RealNetworks, Inc.	180	869
[1]Red Hat, Inc.	909	26,606
1RF Micro Devices, Inc.	1,000	4,980
[1]RightNow Technologies, Inc.	100	1,786
[1]Riverbed Technology, Inc.	300	8,520
[1]Rofin-Sinar Technologies, Inc.	120	2,714
[1]Rogers Corp.	56	1,625
Roper Industries, Inc.	466	26,953
[1]Rovi Corp.	521	19,345
[1]Rudolph Technologies, Inc.	100	857
1S1 Corp.	200	1,180
1SAIC, Inc.	1,900	33,630
[1]salesforce.com, Inc.	550	40,947
[1]SanDisk Corp.	1,100	38,093
Sapient Corp.	500	4,570
[1]ScanSource, Inc.	100	2,878
[1]Seachange International, Inc.	200	1,436
[1]Seagate Technology	2,388	43,605
[1]Semtech Corp.	210	3,660
[1]ShoreTel, Inc.	300	1,983
[1]Shutterfly, Inc.	100	2,409
[1]Sigma Designs, Inc.	100	1,173
[1]Silicon Graphics International Corp.	110	1,176
[1]Silicon Image, Inc.	200	604
[1]Silicon Laboratories, Inc.	250	11,917
[1]Skyworks Solutions, Inc.	833	12,995
1SMART Modular Technologies WWH, Inc.	200	1,542
[1]Smith Micro Software, Inc.	100	884
[1]Sohu.com, Inc.	200	10,920
[1]Solarwinds, Inc.	100	2,166
Solera Holdings, Inc.	300	11,595
[1]SonicWALL, Inc.	300	2,607
[1]Sonus Networks, Inc.	1,600	4,176
[1]Sourcefire, Inc.	100	2,295
1SRA International, Inc.	150	3,119
[1]Standard Microsystems Corp.	100	2,328
[1]Stanley, Inc.	100	2,829
1STEC, Inc.	200	2,396
[1]Stratasys, Inc.	100	2,438
[1]SuccessFactors, Inc.	300	5,712
[1]Super Micro Computer, Inc.	200	3,456
[1]Supertex, Inc.	100	2,559
[1]Switch & Data Facilities Co., Inc.	100	1,776
[1]Sybase, Inc.	378	17,622
Sycamore Networks, Inc.	106	2,132
1SYKES Enterprises, Inc.	200	4,568
[1]Symantec Corp.	4,000	67,680
[1]Symmetricom, Inc.	200	1,166
[1]Synaptics, Inc.	150	4,142
[1]Synchronoss Technologies, Inc.	87	1,685
1SYNNEX Corp.	100	2,956
[1]Synopsys, Inc.	642	14,362
Syntel, Inc.	100	3,847
[1]Take-Two Interactive Software, Inc.	285	2,807

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2010 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks - (continued)

Information Technology - (continued)
[1]Taleo Corp.	100	$2,591
[1]Taser International, Inc.	200	1,172
[1]Tech Data Corp.	280	11,732
Technitrol, Inc.	100	528
[1]Tekelec	300	5,448
[1]TeleCommunication Systems, Inc.	240	1,759
[1]Teledyne Technologies, Inc.	150	6,190
Tellabs, Inc.	1,593	12,059
[1]Teradata Corp.	826	23,863
[1]Teradyne, Inc.	700	7,819
[1]Terremark Worldwide, Inc.	200	1,402
[1]Tessera Technologies, Inc.	260	5,273
Texas Instruments, Inc.	6,100	149,267
[1]Thermo Electron Corp.	2,016	103,703
1THQ, Inc.	180	1,262
1TIBCO Software, Inc.	850	9,171
1TNS, Inc.	100	2,230
[1]TradeStation Group, Inc.	300	2,103
[1]Trident Microsystems, Inc.	180	313
[1]Trimble Navigation Ltd.	584	16,772
[1]Triquint Semiconductor, Inc.	600	4,200
1TTM Technologies, Inc.	200	1,776
Tyco Electronics Ltd.	2,199	60,429
[1]Tyler Technologies, Inc.	100	1,874
[1]Ultimate Software Group, Inc.	100	3,295
[1]Ultratech, Inc.	200	2,720
[1]Unisys Corp.	167	5,827
United Online, Inc.	300	2,244
[1]Universal Display Corp.	100	1,177
1UTStarcom, Inc.	180	502
[1]ValueClick, Inc.	312	3,164
[1]Varian Semiconductor Equipment Associates, Inc.	362	11,989
[1]Varian, Inc.	150	7,767
[1]Vasco Data Security International, Inc.	100	825
[1]Veeco Instruments, Inc.	200	8,700
[1]VeriFone Holdings, Inc.	460	9,297
[1]Verigy Ltd.	200	2,236
[1]VeriSign, Inc.	910	23,669
[1]Viasat, Inc.	100	3,461
[1]Vishay Intertechnology, Inc.	1,010	10,332
[1]VistaPrint NV	200	11,450
1VMware, Inc.	300	15,990
[1]Vocus, Inc.	100	1,705
[1]Volterra Semiconductor Corp.	200	5,020
[1]Waters Corp.	500	33,770
[1]Websense, Inc.	160	3,643
[1]Western Digital Corp.	1,103	43,006
Xerox Corp.	6,494	63,316
Xilinx, Inc.	1,288	32,844
[1]Yahoo!, Inc.	6,487	107,230
[1]Zebra Technologies Corp.	285	8,436
[1]Zoran Corp.	152	1,636

Total Information Technology		11,100,210

Materials - 4.1%
1A.M. Castle & Co.	100	1,308
Air Products & Chemicals, Inc.	1,072	79,274
Airgas, Inc.	357	22,712
AK Steel Holding Corp.	590	13,487
Albemarle Corp.	400	17,052
Alcoa, Inc.	4,700	66,928
Allegheny Technologies, Inc.	400	21,596
[1]Allied Nevada Gold Corp.	300	4,971
[1]Alpha Natural Resources, Inc.	629	31,381
AMCOL International Corp.	100	2,720
American Vanguard Corp.	100	815
Ameron International Corp.	33	2,075
AptarGroup, Inc.	339	13,340
Arch Chemicals, Inc.	100	3,439
Arch Coal, Inc.	734	16,772
Ashland, Inc.	380	20,053
Balchem Corp.	150	3,697
Ball Corp.	436	23,274
Bemis Co.	530	15,222
[1]Boise, Inc.	300	1,839
[1]Brush Engineered Materials, Inc.	100	2,257
[1]Buckeye Technologies, Inc.	200	2,616
Cabot Corp.	335	10,184
[1]Calgon Carbon Corp.	194	3,321
Carpenter Technology Corp.	200	7,320
Celanese Corp.	648	20,639
[1]Century Aluminum Co.	200	2,752
CF Industries Holdings, Inc.	246	22,430
[1]Clearwater Paper Corp.	51	2,512
Cliffs Natural Resources, Inc.	640	45,408
[1]Coeur d’Alene Mines Corp.	462	6,921
Commercial Metals Co.	620	9,337
Compass Diversified Holdings	200	3,052
Compass Minerals International, Inc.	125	10,029
Consol Energy, Inc.	875	37,327
[1]Crown Holdings, Inc.	787	21,218
Cytec Industries, Inc.	238	11,124
Deltic Timber Corp.	100	4,405
[1]Domtar Corp.	200	12,882
Dow Chemical Co.	5,600	165,592
Eagle Materials, Inc.	234	6,210
Eastman Chemical Co.	356	22,670
Ecolab, Inc.	1,165	51,202
EI Du Pont de Nemours & Co.	4,400	163,856
[1]Ferro Corp.	200	1,758
FMC Corp.	300	18,162
Freeport-McMoRan Copper & Gold, Inc.	2,100	175,434
[1]General Moly, Inc.	300	996
[1]Gibraltar Industries, Inc.	100	1,261
[1]GrafTech International Ltd.	600	8,202
[1]Graphic Packaging Holding Co.	300	1,083
Greif, Inc.	96	5,272
Haynes International, Inc.	50	1,777
HB Fuller Co.	238	5,524

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2010 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks - (continued)

Materials - (continued)
[1]Hecla Mining Co.	1,000	$5,470
[1]Horsehead Holding Corp.	200	2,368
Huntsman Corp.	891	10,737
Innophos Holdings, Inc.	100	2,790
[1]Innospec, Inc.	94	1,068
[1]International Coal Group, Inc.	400	1,828
International Flavors & Fragrances, Inc.	395	18,830
International Paper Co.	1,967	48,408
[1]Intrepid Potash, Inc.	200	6,066
[1]James River Coal Co.	100	1,590
Jarden Corp.	382	12,717
Kaiser Aluminum Corp.	50	1,928
[1]Louisiana-Pacific Corp.	730	6,606
1LSB Industries, Inc.	100	1,524
Lubrizol Corp.	326	29,901
Martin Marietta Materials, Inc.	187	15,624
Massey Energy Co.	400	20,916
MeadWestvaco Corp.	805	20,568
Minerals Technologies, Inc.	78	4,044
Monsanto Co.	2,682	191,548
Mosaic Co.	760	46,185
Myers Industries, Inc.	100	1,048
Neenah Paper, Inc.	100	1,584
NewMarket Corp.	60	6,179
Newmont Mining Corp.	2,300	117,139
[1]Northwest Pipe Co.	100	2,185
Nucor Corp.	1,556	70,611
Olin Corp.	300	5,886
Olympic Steel, Inc.	100	3,265
1OM Group, Inc.	106	3,591
[1]Owens-Illinois, Inc.	771	27,401
P.H. Glatfelter Co.	300	4,347
Packaging Corp. of America	500	12,305
[1]Pactiv Corp.	600	15,108
[1]Patriot Coal Corp.	400	8,184
Peabody Energy Corp.	1,263	57,719
[1]PolyOne Corp.	300	3,072
[2]Potlatch Corp.	181	6,342
PPG Industries, Inc.	790	51,666
Praxair, Inc.	1,457	120,931
[2]Rayonier, Inc.	400	18,172
Rock-Tenn Co.	200	9,114
[1]Rockwood Holdings, Inc.	200	5,324
Royal Gold, Inc.	249	11,506
RPM International, Inc.	600	12,804
1RTI International Metals, Inc.	88	2,669
Schnitzer Steel Industries, Inc.	100	5,253
Schulman (A.), Inc.	100	2,447
Scotts Miracle-Gro Co.	206	9,548
Sealed Air Corp.	782	16,485
Sigma-Aldrich Corp.	594	31,874
Silgan Holdings, Inc.	100	6,023
[1]Solutia, Inc.	500	8,055
Sonoco Products Co.	430	13,240
[1]Spartech Corp.	86	1,006
Steel Dynamics, Inc.	900	15,723
[1]Stillwater Mining Co.	100	1,298
[1]Symyx Technologies	60	269
Temple-Inland, Inc.	400	8,172
Texas Industries, Inc.	163	5,570
[1]Titanium Metals Corp.	707	11,729
United States Steel Corp.	728	46,243
1USEC, Inc.	630	3,635
Valspar Corp.	466	13,738
Vulcan Materials Co.	600	28,344
[1]Wausau Paper Corp.	100	854
Westlake Chemical Corp.	100	2,579
Weyerhaeuser Co.	1,080	48,892
Worthington Industries, Inc.	400	6,916
1WR Grace & Co.	300	8,328
Zep, Inc.	100	2,188
[1]Zoltek Cos., Inc.	100	964

Total Materials		2,554,929

Telecommunication Services - 2.9%
[1]AboveNet, Inc.	100	5,073
Alaska Communications Systems Group, Inc.	100	812
[1]American Tower Corp.	1,943	82,791
[1]Aruba Networks, Inc.	400	5,464
AT&T, Inc.	28,494	736,285
Atlantic Tele-Network, Inc.	100	4,493
[1]Cbeyond, Inc.	100	1,368
CenturyTel, Inc.	1,479	52,445
[1]Cincinnati Bell, Inc.	740	2,523
Consolidated Communications Holdings, Inc.	100	1,896
[1]Crown Castle International Corp.	1,381	52,796
[1]EchoStar Corp.	141	2,860
1EMS Technologies, Inc.	100	1,660
[1]Finisar Corp.	299	4,697
Frontier Communications Corp.	1,700	12,648
[1]General Communication, Inc.	100	577
[1]Global Crossing Ltd.	100	1,515
[1]Hughes Communications, Inc.	100	2,785
1ICO Global Communications Holdings Ltd.	603	724
Iowa Telecommunications Services, Inc.	100	1,670
1JDS Uniphase Corp.	1,197	14,998
[1]Leap Wireless International, Inc.	239	3,910
[1]Level 3 Communications, Inc.	7,454	12,076
[1]Liberty Global, Inc.	600	17,496
[1]Loral Space & Communications, Inc.	100	3,512
[1]MetroPCS Communications, Inc.	1,200	8,496
[1]NeuStar, Inc.	346	8,719
[1]Neutral Tandem, Inc.	100	1,598
1NII Holdings, Inc.	800	33,328
NTELOS Holdings Corp.	100	1,779
1PAETEC Holding Corp.	300	1,404
[1]Premiere Global Services, Inc.	200	1,652

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2010 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks - (continued)

Telecommunication Services - (continued)
Qwest Communications International, Inc.	7,831	$40,878
1RCN Corp.	70	1,056
1SAVVIS, Inc.	100	1,650
1SBA Communications Corp.	490	17,674
Shenandoah Telecom Co.	100	1,880
[1]Sprint Nextel Corp.	13,700	52,060
[1]Syniverse Holdings, Inc.	300	5,841
Telephone & Data Systems, Inc.	223	7,549
Telephone & Data Systems, Inc. (Special Shares)	200	5,968
[1]TerreStar Corp.	400	528
Time Warner Cable, Inc.	1,746	93,079
[1]tw telecom, Inc.	648	11,761
1US Cellular Corp.	66	2,731
1USA Mobility, Inc.	100	1,267
Verizon Communications, Inc.	13,708	425,222
[1]Vonage Holdings Corp.	200	270
Windstream Corp.	2,100	22,869

Total Telecommunication Services		1,776,333

Utilities - 3.9%
1AES Corp.	3,400	37,400
AGL Resources, Inc.	391	15,112
Allegheny Energy, Inc.	806	18,538
Allete, Inc.	100	3,348
Alliant Energy Corp.	527	17,528
Ameren Corp.	1,158	30,201
American Electric Power Co., Inc.	2,364	80,802
American States Water Co.	100	3,470
American Water Works Co., Inc.	900	19,584
Aqua America, Inc.	594	10,437
Atmos Energy Corp.	432	12,342
Avista Corp.	200	4,142
Black Hills Corp.	150	4,553
California Water Service Group	100	3,761
[1]Calpine Corp.	1,600	19,024
CenterPoint Energy, Inc.	1,800	25,848
CH Energy Group, Inc.	70	2,859
Cleco Corp.	300	7,965
CMS Energy Corp.	1,100	17,006
Consolidated Edison, Inc.	1,374	61,198
Constellation Energy Group, Inc.	854	29,984
Dominion Resources, Inc.	2,900	119,219
DPL, Inc.	580	15,770
DTE Energy Co.	807	35,992
Duke Energy Corp.	6,272	102,359
[1]Dynegy, Inc.	1,836	2,313
Edison International	1,460	49,888
1El Paso Electric Co.	190	3,914
Empire District Electric Co.	150	2,703
[1]Enbridge Energy Management LLC	103	5,258
Energen Corp.	380	17,681
[1]EnerNOC, Inc.	100	2,968
Entergy Corp.	935	76,062
EQT Corp.	700	28,700
Exelon Corp.	3,157	138,308
FirstEnergy Corp.	1,530	59,808
FPL Group, Inc.	1,893	91,489
Great Plains Energy, Inc.	600	11,142
Hawaiian Electric Industries, Inc.	420	9,429
IDACORP, Inc.	275	9,521
Integrys Energy Group, Inc.	369	17,483
ITC Holdings Corp.	300	16,500
[1]Kinder Morgan Management LLC	391	22,921
Laclede Group, Inc.	120	4,046
[1]Macquarie Infrastructure Co. LLC	168	2,322
MDU Resources Group, Inc.	808	17,437
MGE Energy, Inc.	100	3,536
[1]Mirant Corp.	800	8,688
Nalco Holding Co.	710	17,274
National Fuel Gas Co.	400	20,220
New Jersey Resources Corp.	240	9,014
Nicor, Inc.	269	11,277
NiSource, Inc.	1,254	19,813
Northeast Utilities	876	24,213
Northwest Natural Gas Co.	190	8,854
NorthWestern Corp.	170	4,558
1NRG Energy, Inc.	1,226	25,623
NSTAR	520	18,418
NV Energy, Inc.	1,186	14,623
OGE Energy Corp.	430	16,744
Oneok, Inc.	500	22,825
Ormat Technologies, Inc.	100	2,814
Otter Tail Corp.	190	4,172
Pepco Holdings, Inc.	1,167	20,014
[1]Perini Corp.	100	2,175
[1]Petrohawk Energy Corp.	1,400	28,392
PG&E Corp.	1,855	78,689
Piedmont Natural Gas Co.	300	8,274
Pinnacle West Capital Corp.	490	18,488
PNM Resources, Inc.	384	4,812
Portland General Electric Co.	300	5,793
PPL Corp.	1,800	49,878
Progress Energy, Inc.	1,387	54,592
Public Service Enterprise Group, Inc.	2,500	73,800
Questar Corp.	829	35,813
1RRI Energy, Inc.	1,674	6,177
SCANA Corp.	587	22,065
Sempra Energy	1,138	56,786
SJW Corp.	100	2,542
South Jersey Industries, Inc.	190	7,978
Southern Co.	3,881	128,694
Southern Union Co.	536	13,598
Southwest Gas Corp.	200	5,984
[1]Southwestern Energy Co.	1,708	69,550
Spectra Energy Corp.	3,100	69,843
TECO Energy, Inc.	949	15,080
UGI Corp.	551	14,624

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2010 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks - (continued)

Utilities - (continued)
UIL Holdings Corp.	100	$2,750
UniSource Energy Corp.	160	5,030
Vectren Corp.	314	7,762
Westar Energy, Inc.	537	11,975
WGL Holdings, Inc.	200	6,930
Wisconsin Energy Corp.	605	29,893
Xcel Energy, Inc.	2,232	47,318

Total Utilities		2,426,300

Total Common Stocks - (Identified Cost $61,133,935)		61,934,877

Mutual Fund - 1.3%

Aim Prime Fund (At Net Asset Value)	784,177	784,177

	Par Amount

U.S. Treasury - 0.1%

[4]United States Bill, 0.140%, 6/17/2010 (At Amortized Cost)	$80,000	79,976

Total Investments - 101.5%

(Identified Cost $61,998,088)		62,799,030

Other Assets & Liabilities - Net - (1.5)%		(934,900)

Total Net Assets - 100.0%		$61,864,130

1	Non-income producing security.
2	Real Estate Investment Trust (REIT).
3	Investments in non-controlled affiliate. The Portfolio owns shares of State Street Corp. with a cost basis of $120,211 at March 31, 2010.
4	Pledged as collateral to ensure the Portfolio is able to satisfy the obligation of its outstanding long futures contracts.
5	At March 31, 2010, the cost of investments for federal tax purposes was $61,998,088. The net unrealized appreciation of investments for federal tax purposes was $800,942. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,041,890 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,240,948.

At March 31, 2010, the Fund had the following outstanding long futures contracts

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
S & P Mini 500 Index Futures	10	$582,600	June 2010	$9,603
Russell 2000 E Mini Index Futures	5	$338,550	June 2010	$1,265

Futures contracts are valued at the last sale at the market close or at the mean between the bid and asked price if last sale is not available.

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

For information on the Portfolio’s policies regarding valuation of investments and other significant accounting policies, please refer to the Portfolios most recent semi-annual or annual financial statements.

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2010 (unaudited)

Portfolio of investments

The Portfolio adopted Fair Value Measurements effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. There is three-tier hierarchy for measuring fair value and enhancing disclosure. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar events, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

As of March 31, 2010, all investments of the Fund utilized Level 1 inputs in valuing the Portfolio’s assets carried at fair value.

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2010 (unaudited)

Portfolio of investments

Subsequent Event

Effective June 1, 2010 there will be an amendment to each of (i) the Sub-Administration agreement dated December 30, 2005 between AARP Financial Incorporated (“AFI”) and State Street Bank and Trust Company (“State Street”) with respect to AARP Funds and (ii) the Sub-Administration Agreement dated December 30, 2005 between AFI and State Street with respect to AARP Portfolios (together, the “Agreements”). The monthly fee payable under the Agreements is changing from an asset based fee to a per fund fee. The total monthly fee for the 5 AARP Funds and 3 AARP Portfolios will be $25,000 per month. The fee will be prorated for partial months and any fund terminations. Shareholders of the AARP Funds and AARP Portfolios will not bear this increase in expenses as it will be borne solely by AFI.

AARP Portfolios

International Stock Market Portfolio

March 31, 2010 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - 67.5%

Aerospace & Defense - 0.5%
BAE Systems PLC	7,508	$42,324
Cobham PLC	2,413	9,415
European Aeronautic Defence and Space Co. NV	899	18,111
Finmeccanica SpA	840	11,225
Gamesa Corp. Tecnologica SA	390	5,354
[1]Rolls-Royce Group PLC	4,058	36,689
Safran SA	401	10,467
Singapore Technologies Engineering Ltd.	3,000	6,841
Smiths Group PLC	803	13,850
Thales SA	189	7,597

Total		161,873

Air Freight & Couriers - 0.2%
Deutsche Post AG	1,837	31,914
TNT NV	771	22,138
Toll Holdings Ltd.	1,380	9,387
Yamato Holdings Co. Ltd.	800	11,255

Total		74,694

Airlines - 0.1%
[1]Air France-KLM	271	4,290
[1]All Nippon Airways Co. Ltd.	2,000	5,717
[1]British Airways PLC	1,285	4,741
[1]Cathay Pacific Airways Ltd.	3,000	6,313
Deutsche Lufthansa AG	461	7,657
[1]Iberia Lineas Aereas de Espana SA	811	2,839
[1]Qantas Airways Ltd.	2,057	5,355
Singapore Airlines Ltd.	940	10,213

Total		47,125

Auto Components - 0.4%
Aisin Seiki Co. Ltd.	400	11,991
Bridgestone Corp.	1,300	22,214
Compagnie Generale des Etablissements Michelin	310	22,876
Denso Corp.	1,000	29,818
NGK Spark Plug Co. Ltd.	1,000	13,597
NOK Corp.	200	3,013
Nokian Renkaat, OYJ	230	5,982
Stanley Electric Co. Ltd.	300	5,823
Sumitomo Rubber Industries, Inc.	300	2,647
Toyoda Gosei Co. Ltd.	100	2,806
Toyota Boshoku Corp.	100	1,923
Toyota Industries Corp.	400	11,435

Total		134,125

Automobiles - 2.1%
Bayerische Motoren Werke AG	716	33,100
Daihatsu Motor Co. Ltd.	1,000	9,561
DaimlerChrysler AG	1,960	92,397
[1]Fiat SpA	1,687	21,995
[1]Fuji Heavy Industries Ltd.	1,000	5,182
Honda Motor Co. Ltd.	3,600	127,195
[1]Isuzu Motors Ltd.	3,000	8,126
Mazda Motor Corp.	3,000	8,447
[1]Mitsubishi Motors Corp.	8,000	10,878
[1]Nissan Motor Co. Ltd.	5,300	45,453
[1]Peugeot SA	334	9,848
[1]Renault SA	398	18,679
Suzuki Motor Corp.	700	15,461
Toyota Motor Corp.	6,300	252,607
Volkswagen AG	95	9,187
[1]Yamaha Motor Co. Ltd.	400	6,000

Total		674,116

Banks - 10.4%
77 Bank Ltd.	1,000	5,717
[1]Alpha Bank AE	974	9,235
Anglo Irish Bank Corp. PLC	1,621	—
Aozora Bank Ltd.	1,000	1,413
Australia & New Zealand Banking Group Ltd.	5,388	125,258
Banca Carige SpA	1,495	4,089
Banca Intesa SpA (Certificates.-participating cumulative)	1,839	5,515
Banca Monte dei Paschi di Siena SpA	5,120	7,590
Banca Popolare di Milano SCRL	825	5,130
Banche Popolari Unite SCPA	1,265	17,092
Banco Bilbao Vizcaya Argentaria SA	7,656	104,893
Banco Comercial Portugues SA	4,792	5,340
Banco de Sabadell SA	1,952	10,793
Banco Espirito Santo SA	1,052	5,691
[1] Banco Popolare SCRL	1,389	9,675
Banco Popular Espanol SA	1,914	14,108
Banco Santander Central Hispano SA	17,756	236,307
Banco Santander SA	67	887
Bank of Cyprus Public Co. Ltd.	1,253	7,931
Bank of East Asia Ltd.	3,398	12,560
Bank of Kyoto Ltd.	1,000	9,218
Bank of Yokohama Ltd.	3,000	14,711
Bankinter SA	654	5,449
Barclays PLC	24,644	134,809
Bendigo Bank Ltd.	817	7,489
BNP Paribas	2,054	157,959
BOC Hong Kong Holdings Ltd.	8,000	19,081
Chiba Bank Ltd.	2,000	11,970
[1]Commerzbank AG	1,426	12,230
Commonwealth Bank of Australia	3,326	171,625
Credit Agricole SA	1,978	34,671
Credit Suisse Group	2,421	124,970
[1]Danske Bank A/S	1,010	24,882
DBS Group Holdings Ltd.	3,500	35,777
Deutsche Bank AG	1,282	98,885
[1]Deutsche Postbank AG	176	5,655
[1]Dexia SA	1,144	6,833
1DnB NOR ASA	2,155	24,629
1EFG Eurobank Ergasias SA	658	6,052
Erste Bank der Oesterreichischen Sparkassen AG	408	17,162
Fukuoka Financial Group, Inc.	2,000	8,501

1

AARP Portfolios

International Stock Market Portfolio (continued)

March 31, 2010 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)

Banks - (continued)
Gunma Bank Ltd.	1,000	$5,535
Hachijuni Bank Ltd.	1,000	5,696
Hang Seng Bank Ltd.	1,600	22,295
Hiroshima Bank Ltd.	1,000	4,229
HSBC Holdings PLC	37,677	382,117
[1] Intesa Sanpaolo SpA	16,771	62,548
Investec PLC	865	7,079
Iyo Bank Ltd.	1,000	9,518
Joyo Bank Ltd.	1,000	4,465
Julius Baer Group Ltd.	439	15,948
Julius Baer Holding AG	439	5,399
1KBC Groep NV	331	16,051
[1]Lloyds TSB Group PLC	83,008	79,107
[1]Mediobanca SpA	1,068	11,491
Mitsubishi UFJ Financial Group, Inc.	27,300	143,223
Mizuho Financial Group, Inc.	29,800	59,026
National Australia Bank Ltd.	4,509	113,751
[1]National Bank of Greece SA	1,263	25,452
[1]Natixis	1,823	9,850
Nishi-Nippon City Bank Ltd.	1,000	2,955
Nordea Bank AB	7,068	69,902
OKO Bank PLC	312	3,511
Oversea-Chinese Banking Corp. Ltd.	5,276	32,849
[1]Piraeus Bank SA	649	5,679
Raiffeisen International Bank Holding AG	119	5,665
Resona Holdings, Inc.	1,100	13,921
[1]Royal Bank of Scotland Group PLC	34,726	23,198
Sapporo Hokuyo Holdings, Inc.	600	2,743
Seven Bank Ltd.	1	2,013
Shinsei Bank Ltd.	2,000	2,420
Shizuoka Bank Ltd.	1,000	8,726
[1]Skandinaviska Enskilda Banken AB	3,310	21,194
Societe Generale	1,358	85,526
Standard Chartered PLC	4,392	119,860
Sumitomo Mitsui Financial Group, Inc.	2,800	92,634
Suncorp-Metway Ltd.	2,699	21,129
Suruga Bank Ltd.	1,000	8,951
Svenska Handelsbanken	1,050	30,840
[1]Swedbank AB	1,300	13,371
[1]UniCredito Italiano SpA	35,243	104,270
United Overseas Bank Ltd.	3,000	41,217
Westpac Banking Corp.	6,395	163,206
Wing Hang Bank Ltd.	510	4,657

Total		3,384,999

Beverages - 1.3%
[1]Anheuser-Busch InBev NV	640	6
Asahi Breweries Ltd.	800	15,015
Carlsberg A/S	260	21,852
Coca-Cola Amatil Ltd.	1,184	12,210
Coca-Cola West Holdings Co. Ltd.	100	1,637
Diageo PLC	5,436	91,281
Foster’s Group Ltd.	4,200	20,367
Fraser and Neave Ltd.	2,000	6,862
Heineken Holding NV	234	10,423
Heineken NV	510	26,246
InBev NV	1,568	79,092
Ito En Ltd.	100	1,549
Kirin Brewery Co. Ltd.	2,000	29,529
Pernod-Ricard SA	427	36,309
SABMiller PLC	2,058	60,367
Sapporo Holdings Ltd.	1,000	5,225

Total		417,970

Biotechnology - 0.0%
Grifols SA	272	4,069

Building Products - 0.3%
Asahi Glass Co. Ltd.	2,000	22,548
Assa Abloy AB	680	13,337
Cie de Saint-Gobain	841	40,493
Geberit AG	82	14,696
JS Group Corp.	500	10,188
Nippon Sheet Glass Co. Ltd.	1,000	2,955
TOTO Ltd.	1,000	6,820

Total		111,037

Chemicals - 2.1%
Akzo Nobel NV	509	29,048
Asahi Kasei Corp.	3,000	16,156
BASF AG	1,976	122,723
Bayer AG	1,782	120,701
Daicel Chemical Industries, Ltd.	1,000	6,884
Denki Kagaku Kogyo K. K.	1,000	4,304
GEA Group AG	322	7,473
Givaudan SA	17	14,935
JSR Corp.	400	8,364
K+S AG	382	23,213
Kaneka Corp.	1,000	6,488
Kansai Paint Co. Ltd.	1,000	8,158
Koninklijke DSM NV	327	14,602
Kuraray Co. Ltd.	1,000	13,469
Lonza Group AG	98	8,005
Mitsubishi Chemical Holdings Corp.	2,500	12,794
Mitsubishi Gas Chemical Co., Inc.	1,000	6,028
Mitsui Chemicals, Inc.	2,000	6,060
Novozymes A/S	110	12,191
Nufarm Ltd.	326	2,460
Orica Ltd.	744	18,271
Shin-Etsu Chemical Co. Ltd.	900	52,323
Showa Denko K.K.	3,000	6,777
Solvay SA	122	12,559
Sumitomo Chemical Co. Ltd.	3,000	14,679
Syngenta AG	203	56,452
Taiyo Nippon Sanso Corp.	1,000	9,786
Teijin Ltd.	2,000	6,724
Tokuyama Corp.	1,000	5,546
Toray Industries, Inc.	3,000	17,538
Tosoh Corp.	1,000	2,548

2

AARP Portfolios

International Stock Market Portfolio (continued)

March 31, 2010 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks - (continued)

Chemicals - (continued)
Ube Industries Ltd.	2,000	$5,139
Wacker Chemie AG	33	4,927
Yara International ASA	350	15,199

Total		672,524

Commercial Services & Supplies - 0.5%
Adecco SA	257	14,609
Benesse Corp.	200	8,673
Bureau Veritas SA	86	4,571
Capita Group PLC	1,280	14,702
Dai Nippon Printing Co. Ltd.	1,000	13,523
Group 4 Securicor PLC	2,609	10,358
Hakuhodo DY Holdings, Inc.	50	2,634
Invensys PLC	1,783	9,223
Legrand SA	202	6,390
Mitsubishi UFJ Lease & Finance Co. Ltd.	120	4,368
Nissha Printing Co. Ltd.	100	3,908
PagesJaunes Groupe SA	249	2,863
[1]Randstad Holdings NV	220	10,469
Secom Co. Ltd.	500	21,895
Securitas AB	680	7,268
Serco Group PLC	988	9,015
SGS SA	12	16,571
Societe BIC SA	54	4,140
Toppan Printing Co. Ltd.	1,000	9,037

Total		174,217

Communications Equipment - 0.6%
[1]Alcatel SA	4,792	15,173
Nokia OYJ	8,070	125,846
Telefonaktiebolaget LM Ericsson	6,190	65,386

Total		206,405

Computers & Peripherals - 0.3%
[1]Elpida Memory, Inc.	400	7,884
Fujitsu Ltd.	4,000	26,210
[1]Logitech International SA	381	6,278
Mitsumi Electric Co. Ltd.	200	4,381
NEC Corp.	6,000	18,052
[1]Toshiba Corp.	9,000	46,542

Total		109,347

Construction & Engineering - 0.5%
Acciona SA	60	6,663
Actividades de Construction y Servicios SA (ACS)	296	13,676
Alstom SA	444	27,726
Amec PLC	730	8,855
Balfour Beatty PLC	1,548	6,867
Eiffage SA	79	4,092
Fomento de Construcciones y Contratas SA	100	3,666
HOCHTIEF AG	83	6,985
[1]Husqvarna AB, Series B	896	6,529
Italcementi SpA	55	357
Kajima Corp.	2,000	4,904
Kinden Corp.	1,000	8,769
Kurita Water Industries Ltd.	200	5,664
Leighton Holdings Ltd.	310	11,083
Obayashi Corp.	1,000	4,443
SembCorp Industries Ltd.	2,000	5,904
Shimizu Corp.	1,000	4,176
Skanska AB	1,080	19,668
Taisei Corp.	2,000	4,411

Total		154,438

Construction Materials - 0.5%
Boral Ltd.	1,288	6,624
Cimpor Cimentos de Portugal SGPS SA	466	3,526
CRH PLC	503	12,572
CRH PLC	1,024	25,608
CSR Ltd.	2,606	3,954
Fletcher Building Ltd.	1,137	6,737
HeidelbergCement AG	303	16,925
[1]Holcim Ltd.	537	40,088
Imerys SA	67	4,136
Italcementi SpA	120	1,389
[1]James Hardie Industries NV	800	5,324
Lafarge SA	416	29,314
[1]Taiheiyo Cement Corp.	2,000	2,869
Titan Cement Co. SA	110	2,916

Total		161,982

Containers & Packaging - 0.1%
Amcor Ltd.	2,700	15,816
Rexam PLC	1,942	8,636
Toyo Seikan Kaisha Ltd.	300	5,319

Total		29,771

Distributors - 0.3%
ABC-Mart, Inc.	100	3,201
Li & Fung Ltd.	4,200	20,635
Metcash Ltd.	1,626	6,171
Olam International Ltd.	2,129	3,942
Reckitt Benckiser Group PLC	1,309	71,884

Total		105,833

Diversified Financials - 2.1%
3i Group PLC	2,046	9,046
Acom Co. Ltd.	100	1,638
Aeon Credit Service Co. Ltd.	100	1,188
Australian Stock Exchange Ltd.	370	11,512
Banco de Valencia SA	432	2,758
Bgp Holdings PLC Post Spin Shares	20,484	—
[1]Cattles PLC	24	—
Chinese Estates Holdings Ltd.	2,060	3,449
Credit Saison Co. Ltd.	300	4,657
Criteria Caixacorp SA	1,788	8,873
Daiwa Securities Group, Inc.	4,000	21,071
Deutsche Boerse AG	422	31,323
Eurazeo	56	3,895

3

AARP Portfolios

International Stock Market Portfolio (continued)

March 31, 2010 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks - (continued)

Diversified Financials - (continued)
Exor SpA	175	$3,044
Experian Group Ltd.	2,127	20,942
[1]Fortis NV	4,669	16,646
Groupe Bruxelles Lambert SA	168	14,865
GS Yuasa Corp.	1,000	6,756
Hokuhoku Financial Group, Inc.	3,000	6,585
Hong Kong Exchanges and Clearing Ltd.	2,000	33,381
ICAP PLC	1,044	5,925
1ING Groep NV	7,915	79,132
Investor AB	1,000	19,225
[1]Jafco Co. Ltd.	100	2,628
Keppel Corp. Ltd.	3,000	19,557
Kinnevik Investment AB	500	9,231
London Stock Exchange Group PLC	301	3,247
Macquarie Group Ltd.	709	30,710
Man Group PLC	3,534	12,958
[1]Marfin Investment Group SA	1,304	2,998
Matsui Securities Co. Ltd.	200	1,430
Mediolanum SpA	422	2,473
Mitsui Trust Holdings, Inc.	2,000	7,516
[1]Mizuho Trust & Banking Co. Ltd.	3,000	3,019
Nomura Holdings, Inc.	8,000	59,015
1ORIX Corp.	230	20,414
Pargesa Holding SA	57	4,845
Ratos AB	200	6,649
[1]Resolution Ltd.	5,061	6,297
Schroders PLC	261	5,575
Senshu Ikeda Holdings, Inc.	1,100	2,002
Shinko Securities Co. Ltd.	1,000	3,169
Singapore Exchange Ltd.	2,000	10,937
Sony Financial Holdings, Inc.	2	6,574
Sumitomo Trust & Banking Co. Ltd.	3,000	17,602
Swire Pacific Ltd.	1,500	18,033
1UBS AG	7,726	125,770
Yamaguchi Financial Group, Inc.	1,000	10,953

Total		699,513

Diversified Telecommunication Services - 2.5%
Belgacom SA	318	12,438
BT Group PLC	16,753	31,514
Deutsche Telekom AG	6,146	83,415
[1]Elisa OYJ	280	5,783
France Telecom SA	4,026	96,461
Hellenic Telecommunications Organization SA	560	6,960
Iliad SA	32	3,304
Inmarsat PLC	916	10,514
Millicom International Cellular SA	169	15,154
Mobistar SA	60	3,698
Nippon Telegraph & Telephone Corp.	1,100	46,403
PCCW Ltd.	8,000	2,380
Portugal Telecom SGPS SA	1,269	14,208
Prysmian SpA	217	4,270
Royal KPN NV	3,597	57,066
Singapore Telecommunications Ltd.	17,300	39,202
Swisscom AG	50	18,273
[1]TalkTalk Telecom Group PLC	786	1,539
Tele2 AB	637	10,655
Telecom Corp. of New Zealand Ltd.	4,348	6,696
Telecom Italia SpA	21,988	31,701
Telecom Italia SpA (RNC-Participating Cumulative)	12,482	14,096
Telefonica SA	9,173	217,610
Telekom Austria AG	735	10,289
[1]Telenor ASA	1,900	25,776
TeliaSonera AB	4,670	33,222
Telstra Corp. Ltd.	9,519	26,091

Total		828,718

Electric Utilities - 2.2%
BKW FMB Energie AG	32	2,381
Cheung Kong Infrastructure Holdings Ltd.	1,000	3,851
Chubu Electric Power Co., Inc.	1,400	35,030
Chugoku Electric Power Co., Inc.	600	11,936
CLP Holdings Ltd.	4,500	32,106
[1]Contact Energy Ltd.	520	2,362
Drax Group PLC	739	4,192
E.ON AG	4,085	151,025
1EDP Renovaveis SA	435	3,404
Electric Power Development Co.	300	9,893
Electricite de France	493	26,938
Enel SpA	14,309	80,121
Energias de Portugal SA	3,801	15,129
Hokkaido Electric Power Co., Inc.	400	7,683
Hokuriku Electric Power Co.	400	8,805
HongKong Electric Holdings	3,000	17,772
Iberdrola Renovables	1,809	7,524
Iberdrola SA	7,928	67,284
International Power PLC	3,126	15,135
Kansai Electric Power Co., Inc.	1,600	36,694
Kyushu Electric Power Co., Inc.	800	17,430
[1]Public Power Corp.	210	3,692
Red Electrica de Espana	224	12,038
Scottish & Southern Energy PLC	1,983	33,148
Shikoku Electric Power Co., Inc.	400	11,345
Solarworld AG	167	2,522
Terna SpA	2,913	12,617
Tohoku Electric Power Co., Inc.	900	19,041
Tokyo Electric Power Co., Inc.	2,600	69,370
Verbund - Oesterreichische Elektrizitatswirtschafts-AG	156	6,201

Total		726,669

Electrical Equipment - 1.5%
1ABB Ltd.	4,792	104,815
Fanuc Ltd.	400	42,484
[1]Fuji Electric Holdings Co. Ltd.	1,000	2,730
Furukawa Electric Co. Ltd.	1,000	5,203
Matsushita Electric Works Ltd.	1,000	12,634

4

AARP Portfolios

International Stock Market Portfolio (continued)

March 31, 2010 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)

Electrical Equipment - (continued)
Mitsubishi Electric Corp.	4,000	$36,788
Nitto Denko Corp.	400	15,546
Schneider Electric SA	501	58,843
Siemens AG	1,768	177,309
Sumitomo Electric Industries Ltd.	1,600	19,632
Ushio, Inc.	200	3,396
[1]Vestas Wind Systems A/S	470	25,574

Total		504,954

Electronic Equipment & Instruments - 0.8%
Citizen Watch Co. Ltd.	700	4,789
Hirose Electric Co. Ltd.	100	11,542
Hitachi Chemical Co. Ltd.	200	4,325
[1]Hitachi Ltd.	10,000	37,366
Hoya Corp.	900	24,755
Ibiden Co. Ltd.	300	10,343
Keyence Corp.	100	23,919
Kyocera Corp.	400	39,015
Mabuchi Motor Co. Ltd.	100	5,760
Nidec Corp.	200	21,456
Nippon Electric Glass Co. Ltd.	1,000	14,101
Omron Corp.	400	9,293
Rohm Co. Ltd.	200	14,946
Shimadzu Corp.	1,000	8,019
TDK Corp.	300	19,979
Yaskawa Electric Corp.	1,000	9,154
[1]Yokogawa Electric Corp.	500	4,358

Total		263,120

Energy Equipment & Services - 0.3%
[1]Cie Generale de Geophysique-Veritas	284	8,068
Fugro NV	137	8,966
[1]Renewable Energy Corp. AS	525	2,456
Saipem SpA	563	21,816
SBM Offshore NV	318	6,372
SeaDrill Ltd.	576	13,428
Technip SA	230	18,727
WorleyParsons Ltd.	340	7,932

Total		87,765

Food & Drug Retailing - 1.2%
Carrefour SA	1,368	66,025
Casino Guichard Perrachon SA	115	9,744
Colruyt SA	34	8,381
Delhaize Group	208	16,739
FamilyMart Co. Ltd.	100	3,185
J Sainsbury PLC	2,639	13,126
Kesko OYJ	160	6,306
Koninklijke Ahold NV	2,579	34,427
Lawson, Inc.	100	4,272
MEIJI Holdings Co. Ltd.	100	3,886
Seven & I Holdings Co. Ltd.	1,600	38,698
Tesco PLC	17,233	113,931
WM Morrison Supermarkets PLC	4,472	19,928
Woolworths Ltd.	2,697	69,226

Total		407,874

Food Products - 2.2%
Ajinomoto Co., Inc.	1,000	9,914
Aryzta AG	172	7,547
Associated British Foods PLC	758	11,261
Coca Cola Hellenic Bottling Co. SA	410	11,068
[1]Genting International PLC	10,000	6,326
[1]Golden Agri-Resources Ltd.	13,384	5,549
Goodman Fielder Ltd.	2,884	3,781
Groupe DANONE	1,196	72,145
Incitec Pivot Ltd.	3,504	11,146
Kerry Group PLC	25	776
Kerry Group PLC	260	8,088
Kikkoman Corp.	1,000	11,713
Lindt & Spruengli AG	2	4,739
Nestle SA	7,505	384,908
Nippon Meat Packers, Inc.	1,000	12,666
Nisshin Seifun Group, Inc.	500	6,462
Nissin Food Products Co. Ltd.	100	3,367
Parmalat SpA	3,496	9,587
Suedzucker AG	163	3,602
Unilever NV	3,561	107,860
Wilmar International Ltd.	3,000	14,368
Yakult Honsha Co. Ltd.	200	5,401

Total		712,274

Gas Utilities - 0.5%
AGL Energy Ltd.	952	13,117
Centrica PLC	10,870	48,503
Enagas	373	8,185
Gas Natural SDG SA	458	8,468
Hong Kong & China Gas Co.	8,360	20,801
Osaka Gas Co. Ltd.	4,000	14,347
Snam Rete Gas SpA	3,353	17,017
Toho Gas Co. Ltd.	1,000	5,460
Tokyo Gas Co. Ltd.	5,000	22,056

Total		157,954

Health Care Equipment & Supplies - 0.8%
Air Liquide SA	546	65,635
Alfresa Holdings Corp.	100	4,315
BioMerieux	34	3,910
Cie Generale d’Optique Essilor International SA	442	28,258
Cochlear Ltd.	113	7,545
Coloplast A/S	49	5,404
Getinge AB	433	10,404
Luxottica Group SpA	283	7,579
Nobel Biocare Holding AG	235	6,294
Olympus Corp.	500	16,060
Phonak Holding AG	100	12,442
[1]Qiagen NV	519	11,968
Smith & Nephew PLC	1,833	18,270
Straumann Holding AG	15	3,740
Synthes, Inc.	123	15,373

5

AARP Portfolios

International Stock Market Portfolio (continued)

March 31, 2010 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks - (continued)

Health Care Equipment & Supplies - (continued)
Sysmex Corp.	100	$5,867
Terumo Corp.	400	21,328
[1]William Demant Holding A/S	100	7,085

Total		251,477

Health Care Providers & Services - 0.1%
Celesio AG	173	5,538
Fresenius Medical Care AG & Co. KGaA	398	22,487
Fresenius SE	58	4,323
Mediceo Paltac Holdings Co. Ltd.	300	3,556
Sonic Healthcare Ltd.	826	10,881
Suzuken Co. Ltd.	100	3,528

Total		50,313

Hotels Restaurants & Leisure - 0.5%
Accor SA	315	17,450
Aristocrat Leisure Ltd.	764	3,173
[1]Autogrill SpA	172	2,096
Carnival PLC	372	15,278
City Developments Ltd.	1,000	7,577
Compass Group PLC	4,066	32,471
Crown Ltd.	943	7,071
Intercontinental Hotels Group PLC	520	8,148
Ladbrokes PLC	32	77
McDonald’s Holdings Co. Japan Ltd.	100	2,032
OPAP SA	460	10,452
Oriental Land Co. Ltd.	100	6,981
[1]Sands China Ltd.	4,257	6,754
Shangri-La Asia Ltd.	4,000	7,820
Sky City Entertainment Group Ltd.	810	1,851
Sodexho Alliance SA	196	11,730
TABCORP Holdings Ltd.	1,231	7,786
Thomas Cook Group PLC	1,801	7,377
1TUI AG	289	3,254
TUI Travel PLC	1,127	5,159
UOL Group Ltd.	1,000	2,788
Whitbread PLC	366	8,191

Total		175,516

Household Durables - 1.0%
Casio Computer Co. Ltd.	400	3,079
Daito Trust Construction Co. Ltd.	200	9,657
Daiwa House Industry Co. Ltd.	1,000	11,296
Electrolux AB	532	12,185
Koninklijke Philips Electronics NV	2,116	67,941
Makita Corp.	200	6,595
Matsushita Electric Industrial Co. Ltd.	4,300	65,835
RINNAI CORP	100	5,257
[1]Sanyo Electric Co. Ltd.	3,000	4,818
Sekisui Chemical Co. Ltd.	1,000	6,788
Sekisui House Ltd.	1,000	10,000
Sharp Corp.	2,000	25,032
Sony Corp.	2,200	84,326

Total		312,809

Household Products - 0.1%
Henkel KGaA	276	12,806
Kao Corp.	1,100	27,912
Uni-Charm Corp.	100	9,668

Total		50,386

Industrial Conglomerates - 0.6%
Aeon Mall Co. Ltd.	200	4,220
Brambles Ltd.	3,119	21,044
Burberry Group PLC	870	9,438
Hopewell Holdings Ltd.	1,000	2,962
Hutchison Whampoa Ltd.	5,000	36,575
Jeronimo Martins SGPS SA	479	4,859
Noble Group Ltd.	4,400	9,624
NWS Holdings Ltd.	2,194	4,374
Orkla ASA	1,718	15,196
[1]Pirelli & C SpA	5,630	3,465
Tomkins PLC	1,695	6,073
Wesfarmers Ltd.	322	9,407
Wesfarmers Ltd.-PPS	2,189	63,792

Total		191,029

Insurance - 2.8%
Admiral Group PLC	376	7,535
[1]Aegon NV	3,355	23,006
Aioi Insurance Co. Ltd.	1,000	5,161
Allianz AG	975	122,414
AMP Ltd.	4,364	25,043
Assicurazioni Generali SpA	2,492	59,893
Aviva PLC	6,056	35,427
AXA Asia Pacific Holdings Ltd.	2,252	13,047
AXA SA	3,831	85,338
Baloise Holding AG	109	9,680
CNP Assurances	77	7,282
Fondiaria-SAI SpA	141	2,124
[1] Hannover Rueckversicherung AG	128	6,329
Insurance Australia Group Ltd.	4,653	16,550
Legal & General Group PLC	12,307	16,452
Mapfre SA	1,423	5,227
Millea Holdings, Inc.	1,500	42,286
Mitsui Sumitomo Insurance Group Holdings, Inc.	900	25,005
Muenchener Rueckversicherungs AG	428	69,551
Nipponkoa Insurance Co. Ltd.	1,000	6,285
[1]Old Mutual PLC	10,816	20,116
Prudential PLC	5,527	45,943
QBE Insurance Group Ltd.	2,191	41,837
Sampo OYJ	891	23,668
SCOR SE	355	8,979
Sompo Japan Insurance, Inc.	2,000	14,047
Standard Life PLC	4,819	14,655
[1]Swiss Life Holding	58	7,629
Swiss Reinsurance	743	36,624
T&D Holdings, Inc.	600	14,216
[1]Topdanmark A/S	50	6,522

6

AARP Portfolios

International Stock Market Portfolio (continued)

March 31, 2010 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)

Insurance - (continued)
TrygVesta A/S	53	$3,503
[1]Unipol Gruppo Finanziario SpA	1,422	1,608
Wiener Staedtische Versicherung AG	82	4,336
Zurich Financial Services AG	320	82,150

Total		909,468

Internet & Catalog Retail - 0.1%
Dena Co. Ltd.	1	7,409
Rakuten, Inc.	15	10,856

Total		18,265

Internet Software & Services - 0.2%
1SBI Holdings, Inc.	34	6,716
Softbank Corp.	1,600	39,452
[1]United Internet AG	267	4,055
Yahoo! Japan Corp.	31	11,302

Total		61,525

IT Consulting & Services - 0.2%
[1]Atos Origin SA	86	4,325
Cap Gemini SA	304	14,995
Computershare Ltd.	963	11,052
Indra Sistemas SA	200	4,106
Itochu Techno-Solutions Corp.	100	3,287
Nomura Research Institute Ltd.	200	4,561
NTT Data Corp.	3	10,005
Obic Co. Ltd.	10	1,818

Total		54,149

Leisure Equipment & Products - 0.2%
Fuji Photo Film Co. Ltd.	1,000	34,475
Konica Minolta Holdings, Inc.	1,000	11,681
Namco Bandai Holdings, Inc.	400	3,902
Sankyo Co. Ltd.	100	4,952
Shimano, Inc.	200	8,854
Tattersall’s Ltd.	2,424	5,466
Yamaha Corp.	300	3,877

Total		73,207

Machinery - 1.3%
Alfa Laval AB	800	11,804
Amada Co. Ltd.	1,000	8,394
Atlas Copco AB, Series A	1,393	21,656
Atlas Copco AB, Series B	816	11,463
Daikin Industries Ltd.	500	20,476
1HINO MOTORS, LTD.	1,000	4,229
Hitachi Construction Machinery Co. Ltd.	200	4,730
Ishikawajima-Harima Heavy Industries Co. Ltd.	3,000	5,493
Japan Steel Works Ltd.	1,000	11,467
JTEKT Corp.	400	4,728
Kawasaki Heavy Industries Ltd.	3,000	8,287
Komatsu Ltd.	2,000	41,970
Kubota Corp.	2,000	18,244
Linde AG	329	39,309
MAN AG	225	18,861
Metso OYJ	290	9,378
Minebea Co. Ltd.	1,000	6,092
Mitsubishi Heavy Industries Ltd.	7,000	29,004
Mitsui Engineering & Shipbuilding Co. Ltd.	2,000	4,989
NGK Insulators Ltd.	1,000	20,418
NSK Ltd.	1,000	7,901
NTN Corp.	1,000	4,518
Sandvik AB	2,144	26,859
Scania AB	700	11,096
Schindler Holding AG	48	4,176
SembCorp Marine Ltd.	2,400	7,188
SMC Corp.	100	13,587
Sumitomo Heavy Industries Ltd.	1,000	6,028
THK Co. Ltd.	200	4,368
Volvo AB, Series A	2,300	23,194
Volvo AB, Series B	914	9,071
Wartsila OYJ	200	10,144
Yangzijiang Shipbuilding Holdings Ltd.	3,000	2,488
Zardoya Otis SA	269	4,668

Total		436,278

Marine - 0.3%
A.P. Moller - Maersk A	1	7,293
A.P. Moller-Maersk Group A/S	3	22,891
Cosco Corp. Singapore Ltd.	2,000	1,773
Kamigumi Co. Ltd.	1,000	8,051
[1]Kawasaki Kisen Kaisha Ltd.	1,000	3,994
[1]Koninklijke Vopak NV	66	5,205
Mitsui OSK Lines Ltd.	3,000	21,552
Neptune Orient Lines Ltd.	2,000	2,874
Nippon Yusen Kabushiki Kaisha	3,000	11,852
Orient Overseas International Ltd.	1,000	7,412

Total		92,897

Media - 1.0%
British Sky Broadcasting PLC	2,372	21,680
Dentsu, Inc.	300	7,892
Eutelsat Communications	186	6,621
Fuji Television Network, Inc.	1	1,483
Gestevision Telecinco SA	184	2,892
1JC Decaux SA	134	3,750
John Fairfax Holdings Ltd.	4,676	7,716
Jupiter Telecommunications Co. Ltd.	6	6,938
Lagardere SCA	244	9,887
M6-Metropole Television	111	2,875
Mediaset SpA	1,585	13,634
Pearson PLC	1,683	26,472
Publicis Groupe	273	11,697
Reed Elsevier NV	1,562	19,009
Reed Elsevier PLC	2,486	19,834
Sanoma-WSOY OYJ	190	4,214
SES-FDR	587	14,842
Singapore Press Holdings Ltd.	4,000	10,922
Television Broadcasts Ltd.	1,000	4,817
Television Francaise 1 (TFI)	255	4,737

7

AARP Portfolios

International Stock Market Portfolio (continued)

March 31, 2010 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)

Media - (continued)
Toho Co. Ltd.	200	$3,225
Vivendi SA	2,639	70,725
Wolters Kluwer NV	593	12,877
WPP PLC	2,619	27,158

Total		315,897

Metals & Mining - 4.5%
Acerinox SA	291	5,736
Alumina Ltd.	5,814	9,194
[1]Anglo American PLC	2,832	123,573
Antofagasta PLC	839	13,248
ArcelorMittal	1,850	81,294
BHP Billiton Ltd.	7,267	290,382
BHP Billiton PLC	4,744	162,778
[1]BlueScope Steel Ltd.	3,648	9,731
[1]Daido Steel Co. Ltd.	1,000	4,208
Dowa Mining Co. Ltd.	1,050	6,329
Energy Resources of Australia Ltd.	147	2,547
Eramet	11	3,791
Eurasian Natural Resources Corp.	510	9,230
[1]Fortescue Metals Group Ltd.	2,681	12,043
Fresnillo PLC	396	5,098
Husqvarna AB. Series B NPV	840	14,959
JFE Holdings, Inc.	1,100	44,341
Johnson Matthey PLC	458	12,141
[1]Kazakhmys PLC	435	10,085
Kobe Steel Ltd.	5,000	10,760
Kone OYJ	315	13,037
[1]Lonmin PLC	333	10,304
Maruichi Steel Tube Ltd.	100	2,030
[1]Mitsubishi Materials Corp.	2,000	5,760
Mitsui Mining & Smelting Co. Ltd.	1,000	2,998
Newcrest Mining Ltd.	1,044	31,410
Nippon Steel Corp.	11,000	43,223
Nisshin Steel Co. Ltd.	2,000	4,176
OneSteel Ltd.	2,627	9,392
Outokumpu OYJ	200	4,396
[1]Oxiana Ltd.	6,416	6,734
Randgold Resources Ltd.	194	14,771
Rautaruukki OYJ	180	3,895
Rio Tinto Ltd.	940	67,557
Rio Tinto PLC	2,947	174,721
Salzgitter AG	80	7,437
Sims Group Ltd.	314	6,235
SSAB Svenskt Stal AB, Class A	512	9,225
SSAB Svenskt Stal AB, Class B	250	4,067
Sumitomo Metal Industries Ltd.	7,000	21,210
Sumitomo Metal Mining Co. Ltd.	1,000	14,893
Tenaris SA	977	21,116
The Umicore Group	271	9,476
ThyssenKrupp AG	736	25,339
Tokyo Steel Manufacturing Co. Ltd.	200	2,507
Vallourec Group	124	25,039
Vedanta Resources PLC	306	12,897
Voestalpine AG	254	10,289
[1]Xstrata PLC	4,148	78,627
Yamato Kogyo Co. Ltd.	100	3,324

Total		1,477,553

Multi-line Retail - 0.4%
Aeon Co. Ltd.	1,300	14,768
Compagnie Nationale a Portefeuille	84	4,408
Harvey Norman Holdings Ltd.	1,080	3,584
Home Retail Group	1,905	7,838
Isetan Mitsukoshi Holdings Ltd.	640	6,886
J Front Retailing Co. Ltd.	1,000	5,889
Lifestyle International Holdings Ltd.	1,500	2,708
Marks & Spencer Group PLC	3,299	18,537
Marui Co. Ltd.	500	3,629
Metro AG	241	14,316
Next PLC	404	13,273
PPR SA	157	20,931
Takashimaya Co. Ltd.	1,000	8,223
UNY Co. Ltd.	300	2,483

Total		127,473

Multi-Utilities - 0.4%
AEM SpA	2,665	5,006
RWE AG	902	80,029
SP AusNet	3,111	2,581
United Utilities Group PLC	1,414	12,001
Veolia Environnement	846	29,383

Total		129,000

Office Electronics - 0.4%
Brother Industries Ltd.	500	6,049
Canon Marketing Japan, Inc.	100	1,363
Canon, Inc.	2,300	106,627
Neopost SA	64	5,122
Ricoh Co. Ltd.	1,000	15,632

Total		134,793

Oil & Gas - 5.7%
Aeroports de Paris	65	5,359
[1]Arrow Energy Ltd.	1,243	5,731
BG Group PLC	7,311	126,595
BP PLC	40,609	384,355
[1]Cairn Energy PLC	2,780	17,600
Caltex Australia Ltd.	300	3,110
Cosmo Oil Co. Ltd.	1,000	2,420
ENI SpA	5,597	131,490
Fortum OYJ	977	23,930
Galp Energia SGPS SA	389	6,766
Gaz de France SA	2,699	104,401
Hellenic Petroleum SA	230	2,638
Idemitsu Kosan Co. Ltd.	100	7,580
Inpex Holdings, Inc.	2	14,690
Japan Petroleum Exploration Co.	100	5,075
[1]Lundin Petroleum AB	431	3,658
[1]Mongolia Energy Co. Ltd.	7,000	3,227
National Grid PLC	5,326	51,873

8

AARP Portfolios

International Stock Market Portfolio (continued)

March 31, 2010 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks - (continued)

Oil & Gas - (continued)
Neste Oil OYJ	277	$4,837
Nippon Mining Holdings, Inc.	2,000	9,358
Nippon Oil Corp.	3,000	15,128
[1]Norsk Hydro ASA	1,402	10,690
OMV AG	341	12,812
Origin Energy Ltd.	1,926	29,220
[1]Paladin Energy Ltd.	1,236	4,476
Petrofac Ltd.	438	7,993
Repsol YPF SA	1,602	37,982
Royal Dutch Shell PLC	7,681	222,738
Royal Dutch Shell PLC, B shares	5,793	159,677
Santos Ltd.	1,712	23,007
Showa Shell Sekiyu K.K.	400	2,707
Statoil ASA	2,418	56,002
TonenGeneral Sekiyu K.K.	1,000	8,448
Total SA	4,574	265,889
Tullow Oil PLC	1,936	36,742
Woodside Petroleum Ltd.	1,187	51,033

Total		1,859,237

Paper & Forest Products - 0.2%
Holmen AB	130	3,510
Nippon Paper Group, Inc.	200	5,150
OJI Paper Co. Ltd.	2,000	8,780
[1]Stora Enso OYJ	1,180	9,001
Svenska Cellulosa AB	1,180	16,674
UPM-Kymmene OYJ	1,080	14,351

Total		57,466

Personal Products - 0.5%
Beiersdorf AG	187	11,201
L’Oreal SA	508	53,495
Shiseido Co. Ltd.	700	15,214
Unilever PLC	2,776	81,554

Total		161,464

Pharmaceuticals - 4.4%
[1]Actelion Ltd.	205	9,340
Astellas Pharma, Inc.	1,000	36,242
AstraZeneca PLC	3,114	138,951
Chugai Pharmaceutical Co. Ltd.	500	9,411
CSL Ltd.	1,261	42,112
Daiichi Sankyo Co. Ltd.	1,400	26,246
Dainippon Sumitomo Pharma Co. Ltd.	300	2,753
Eisai Co. Ltd.	500	17,853
[1]Elan Corp. PLC	995	7,510
GlaxoSmithKline PLC	11,242	215,998
H Lundbeck A	100	1,888
Hisamitsu Pharmaceutical Co., Inc.	100	3,720
Ipsen SA	63	3,081
Kyowa Hakko Kogyo Co. Ltd.	591	6,106
Merck KGaA	134	10,874
Mitsubishi Tanabe Pharma Corp.	1,000	14,133
Novartis AG	4,570	247,185
Novo-Nordisk A/S	970	75,372
Ono Pharmaceutical Co. Ltd.	200	8,908
Orion OYJ	168	3,722
Roche Holding AG	1,521	247,023
Sanofi-Aventis	2,282	170,339
Santen Pharmaceutical Co. Ltd.	200	6,008
Shionogi & Co. Ltd.	600	11,422
Shire Ltd.	1,166	25,740
Takeda Pharmaceutical Co. Ltd.	1,600	70,492
Tsumura & Co.	100	2,907
UCB SA	207	8,851

Total		1,424,187

Real Estate - 1.9%
[2]Ascendas Real Estate Investment Trust	3,000	4,117
[2]British Land Co. PLC	1,958	14,302
[2]CapitaLand Ltd.	6,000	17,027
CapitaMall Trust	5,000	6,326
[1]CapitaMalls Asia Ltd.	3,000	4,846
2CFS Retail Property Trust	3,403	5,849
Cheung Kong Holdings Ltd.	3,000	38,636
[2]Corio NV	102	6,820
2DB RREEF Trust	11,415	8,476
[2]Fonciere des Regions	45	4,963
[2]Gecina SA	33	3,657
2GPT Group	20,862	10,996
[2]Hammerson PLC	1,653	9,873
Hang Lung Group Ltd.	2,000	10,586
[2]Hang Lung Properties Ltd.	5,000	20,123
[2]Henderson Land Development Co. Ltd.	2,000	14,128
[2]Hysan Development Co. Ltd.	1,166	3,364
2ICADE EMGP	40	4,458
1IMMOEAST Immobilien Anlagen AG	875	4,805
[2]Japan Prime Realty Investment Corp.	1	2,228
[2]Japan Real Estate Investment Corp.	1	8,533
[2]Japan Retail Fund Investment Corp.	4	4,711
[2]Kerry Properties Ltd.	1,558	8,357
[2]Klepierre SA	186	7,316
[2]Land Securities Group PLC	1,676	17,252
Lend Lease Corp. Ltd.	1,404	11,146
[2]Liberty International PLC	1,105	8,447
[2]Link Real Estate Investment Trust (The Link REIT)	4,613	11,323
[2]Macquarie Goodman Group	13,342	8,011
[2]Mirvac Group	5,258	7,110
[2]Mitsubishi Estate Co. Ltd.	3,000	49,143
[2]Mitsui Fudosan Co. Ltd.	2,000	33,983
[2]New World Development Ltd.	5,552	10,854
[2]Nippon Building Fund, Inc.	1	8,619
Nomura Real Estate Holdings, Inc.	200	3,088
[2]Nomura Real Estate Office Fund, Inc.	1	5,621
2NTT Urban Development Corp.	2	1,692
[1]Sacyr Vallehermoso SA	153	1,352
[2]Segro PLC	1,630	7,909
[2]Sino Land Co.	4,425	8,708
[2]Stockland Trust Group	5,266	19,261

9

AARP Portfolios

International Stock Market Portfolio (continued)

March 31, 2010 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks - (continued)

Real Estate - (continued)
[2]Sumitomo Realty & Development Co. Ltd.	1,000	$19,047
Sun Hung Kai Properties Ltd.	3,000	45,088
[2]Tokyo Tatemono Co. Ltd.	1,000	3,597
[2]Tokyu Land Corp.	1,000	3,822
[2]Unibail Holding	199	40,372
Westfield Group	4,490	49,639
Wharf Holdings Ltd.	3,250	18,416
Wheelock & Co. Ltd.	2,000	5,886

Total		623,883

Road & Rail - 0.6%
Central Japan Railway Co.	3	22,869
ComfortDelgro Corp. Ltd.	4,000	4,460
DSV A/S	400	7,158
East Japan Railway Co.	700	48,715
Firstgroup PLC	987	5,380
Groupe Eurotunnel SA	1,072	10,939
Hankyu Hanshin Holdings, Inc.	3,000	13,908
Keihin Electric Express Railway Co. Ltd.	1,000	8,223
Keio Corp.	1,000	6,756
Keisei Electric Railway Co. Ltd.	1,000	6,092
Kintetsu Corp.	3,000	9,347
MTR Corp.	3,217	12,160
Nippon Express Co. Ltd.	2,000	8,608
Odakyu Electric Railway Co. Ltd.	1,000	8,330
Tobu Railway Co. Ltd.	2,000	11,114
Tokyu Corp.	2,000	8,373
West Japan Railway Co.	4	13,790

Total		206,222

Semiconductor Equipment & Products - 0.5%
Advantest Corp.	300	7,510
ASM Pacific Technology	500	4,713
ASML Holding NV	946	33,855
[1]Infineon Technologies AG	2,290	15,917
Murata Manufacturing Co. Ltd.	500	28,426
Nikon Corp.	700	15,296
Seiko Epson Corp.	300	4,664
Shinko Electric Industries	100	1,548
STMicroelectronics NV	1,411	14,065
[1]Sumco Corp.	200	4,257
Tokyo Electron Ltd.	400	26,552

Total		156,803

Software - 0.6%
[1]Autonomy Corp. PLC	490	13,562
Dassault Systemes SA	137	8,115
Konami Corp.	200	3,861
Nintendo Co. Ltd.	200	67,024
Oracle Corp. Japan	100	4,641
Sage Group PLC	2,714	9,852
SAP AG	1,865	90,454
Square Enix Co. Ltd.	100	2,188
Trend Micro, Inc.	200	6,981

Total		206,678

Specialty Retail - 0.8%
Billabong International Ltd.	385	3,988
[1]Carphone Warehouse Group PLC	393	952
Compagnie Financiere Richemont SA	1,132	43,897
Esprit Holdings Ltd.	2,594	20,479
Fast Retailing Co. Ltd.	100	17,398
Hennes & Mauritz AB	1,130	73,579
Inditex SA	479	31,618
Kingfisher PLC	5,209	16,956
Nitori Co. Ltd.	100	7,602
Sega Sammy Holdings, Inc.	400	4,848
Shimamura Co. Ltd.	100	8,865
USS Co. Ltd.	50	3,399
Yamada Denki Co. Ltd.	180	13,298
Yue Yuen Industrial Holdings Ltd.	1,500	5,226

Total		252,105

Textiles & Apparel - 0.5%
Adidas AG	460	24,637
Asics Corp.	1,000	9,786
Christian Dior SA	132	14,100
Hermes International	115	15,997
LVMH Moet Hennessy Louis Vuitton SA	534	62,502
Puma AG Rudolf Dassler Sport	12	3,807
Swatch Group AG	64	20,436
Swatch Group AG-Registered Shares	98	5,836

Total		157,101

Tobacco - 0.8%
British American Tobacco PLC	4,291	147,984
Imperial Tobacco Group PLC	2,192	66,893
Japan Tobacco, Inc.	10	37,259
Swedish Match AB	500	11,979

Total		264,115

Trading Companies & Distributors - 0.8%
Bunzl PLC	721	7,893
Hitachi High-Technologies Corp.	100	2,297
Itochu Corp.	3,000	26,306
Marubeni Corp.	4,000	24,882
Mitsubishi Corp.	2,700	70,824
Mitsui & Co. Ltd.	3,800	63,917
Sojitz Corp.	2,500	4,845
Sumitomo Corp.	2,300	26,472
Toyota Tsusho Corp.	400	6,278
[1]Wolseley PLC	623	15,058

Total		248,772

Transportation Infrastructure - 0.5%
Abertis Infraestructuras SA	581	11,198
[1]Asciano Group	5,608	9,742
Auckland International Airport Ltd.	1,692	2,329
Autostrade SpA	533	12,457
Brisa-Auto Estradas de Portugal SA	329	2,794

10

AARP Portfolios

International Stock Market Portfolio (continued)

March 31, 2010 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)

Transportation Infrastructure - (continued)
Cintra Concesiones de Infraestructuras de Transporte SA	980	$9,543
Fraport AG Frankfurt Airport Services Worldwide	78	4,113
Koninklijke Boskalis Westminster NV	129	4,951
Kuehne & Nagel International AG	111	11,249
Macquarie Airports	1,693	4,795
[1]Macquarie Atlas Roads Group	983	847
Macquarie Infrastructure Group	4,918	5,049
[1]Societe Des Autoroutes Paris-Rhin-Rhone	45	3,241
Transurban Group	2,684	12,425
Vinci SA	963	56,833

Total		151,566

Water Utilities - 0.1%
Severn Trent PLC	496	8,999
Suez Environnement SA	564	12,998

Total		21,997

Wireless Telecommunication Services - 1.2%
Bouygues SA	463	23,307
[1]Foxconn International Holdings Ltd.	4,000	4,229
KDDI Corp.	6	31,092
NTT DoCoMo, Inc.	34	51,837
StarHub Ltd.	1,000	1,637
Vodafone Group PLC	114,962	265,303

Total		377,405

Total Common Stocks - (Identified Cost $23,282,391)		22,044,402

Preferred Stocks - 0.2%

Automobiles - 0.1%
Porsche AG	182	11,122
Volkswagen AG	218	20,020
Bayerische Motoren Werke AG	111	3,934

Total		35,076

Electrical Equipment - 0.0%
Schindler Holding AG	100	8,814

Health Care Providers & Services - 0.0%
Fresenius SE	167	12,626

Household Products - 0.1%
Henkel KGaA	369	19,893

Multi-Utilities - 0.0%
RWE AG	84	6,918

Total Preferred Stocks - (Identified Cost $81,131)		83,327

Rights/Warrants - 0.0%

Rights/Warrants - 0.0%
[1]Fonciere Des Regions Warrants Exp 12/31/10	45	50
[1]Mediobanca SpA Warrants Exp 3/18/11	1,018	129
[1]Volkswagen AG Rights Exp 4/9/10	313	195

Total		374

Total Rights/Warrants - (Identified Cost $14)		374

Exchange-Traded Funds - 30.5%
iShares MSCI Canada Index Fund	90,605	2,526,973
iShares MSCI Emerging Markets Index Fund	163,100	6,869,772
Vanguard Emerging Markets ETF	13,500	569,430

Total Exchange-Traded Funds-(Identified Cost $6,642,809)		9,966,175

Mutual Fund - 1.1%

AIM Prime Fund (At Net Asset Value)	358,326	358,326

11

AARP Portfolios

International Stock Market Portfolio (continued)

March 31, 2010 (unaudited)

Portfolio of investments

Total Investments - 99.3% (Identified Cost $30,364,671)[3]	32,452,604

Other Assets & Liabilities - Net - 0.7%	226,866

Total Net Assets - 100.0%	$32,679,470

[1]	Non-income producing security.
[2]	Real Estate Investment Trust (REIT).
[3]

At March 31, 2010, the cost of investments for federal tax purposes was $30,364,671. The net unrealized appreciation of investments for federal tax purposes was $2,087,933. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,906,130 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,818,197.

At March 31, 2010, the Portfolio had the following outstanding long futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
DJEuro Stoxx 50 Index	5	$192,799	June 2010	$2,187
FTSE 100 Index	1	$85,181	June 2010	$978
Topix Index	1	$104,657	June 2010	$6,370
MSCI EAFE Index	7	$550,830	June 2010	$2,609

Futures contracts are valued at the last sale at the market close or at the mean between the bid and asked price if the last sale is not available.

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

At March 31, 2010, the Portfolio had outstanding foreign currency commitments as follows:

Settlement Date	Foreign currency units to receive	In exchange for	Contracts at value	Unrealized Appreciation/ Depreciation
Contracts Purchased
6/30/2010	200,000 EUR	269,329 USD	$270,511	$1,182
6/30/2010	64,000 GBP	95,750 USD	97,118	1,368
6/30/2010	15,200,000 JPY	164,129 USD	162,820	(1,309)

Net unrealized appreciation on foreign exchange contracts				$1,241

For information on the Portfolio’s policies regarding valuation of investments and other significant accounting policies, please refer to the Portfolios most recent semi-annual or annual financial statements.

12

AARP Portfolios

International Stock Market Portfolio (continued)

March 31, 2010 (unaudited)

Portfolio of investments

The following table shows the percent of total long-term investments by geographic location as of March 31, 2010:

Japan	15.2%
United Kingdom	14.0%
France	6.8%
Australia	5.8%
Switzerland	5.3%
Germany	5.2%
Spain	2.6%
Italy	2.1%
Netherlands	1.9%
Sweden	1.9%
Hong Kong	1.3%
United States	1.1%
Singapore	1.0%
Finland	0.8%
Denmark	0.7%
Belgium	0.6%
Norway	0.5%
Luxembourg	0.4%
Ireland	0.4%
Bermuda	0.3%
Greece	0.3%
Austria	0.2%
Portugal	0.2%
New Zealand	0.1%
Cayman Islands	0.1%
Other securities[1]	30.5%
Other assets and liabilities	0.7%

Total net assets	100.0%

[1]	Other securities include exchange-traded funds.

13

AARP Portfolios

International Stock Market Portfolio (continued)

March 31, 2010 (unaudited)

Portfolio of investments

The Portfolio adopted Fair Value Measurements effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. There is three-tier hierarchy for measuring fair value and enhancing disclosure. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar events, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Aerospace & Defense	$161,873	$—	$—	$161,873
Air Freight & Couriers	74,694	—	—	74,694
Airlines	47,125	—	—	47,125
Auto Components	134,125	—	—	134,125
Automobiles	674,116	—	—	674,116
Banks	3,384,999	—	—	3,384,999
Beverages	417,970	—	—	417,970
Biotechnology	4,069	—	—	4,069
Building Products	111,037	—	—	111,037
Chemicals	672,524	—	—	672,524
Commercial Services & Supplies	174,217	—	—	174,217
Communications Equipment	206,405	—	—	206,405
Computers & Peripherals	109,347	—	—	109,347
Construction & Engineering	154,438	—	—	154,438
Construction Materials	161,982	—	—	161,982
Containers & Packaging	29,771	—	—	29,771
Distributors	105,833	—	—	105,833
Diversified Financials	699,513	—	—	699,513
Diversified Telecommunication Services	828,718	—	—	828,718
Electric Utilities	726,669	—	—	726,669
Electrical Equipment	504,954	—	—	504,954
Electronic Equipment & Instruments	263,120	—	—	263,120
Energy Equipment & Services	87,765	—	—	87,765
Food & Drug Retailing	407,874	—	—	407,874
Food Products	712,274	—	—	712,274
Gas Utilities	157,954	—	—	157,954
Health Care Equipment & Supplies	251,477	—	—	251,477
Health Care Providers & Services	50,313	—	—	50,313
Hotels Restaurants & Leisure	175,516	—	—	175,516
Household Durables	312,809	—	—	312,809
Household Products	50,386	—	—	50,386
Industrial Conglomerates	191,029	—	—	191,029
Insurance	883,975	25,493	—	909,468
Internet & Catalog Retail	18,265	—	—	18,265
Internet Software & Services	61,525	—	—	61,525
IT Consulting & Services	54,149	—	—	54,149
Leisure Equipment & Products	73,207	—	—	73,207
Machinery	436,278	—	—	436,278
Marine	92,897	—	—	92,897

14

AARP Portfolios

International Stock Market Portfolio (continued)

March 31, 2010 (unaudited)

Portfolio of investments

Media	315,897	—	—	315,897
Metals & Mining	1,477,553	—	—	1,477,553
Multi-Line Retail	127,473	—	—	127,473
Multi-Utilities	129,000	—	—	129,000
Office Electronics	134,793	—	—	134,793
Oil & Gas	1,834,752	24,485	—	1,859,237
Paper & Forest Products	57,466	—	—	57,466
Personal Products	161,464	—	—	161,464
Pharmaceuticals	1,424,187	—	—	1,424,187
Real Estate	623,883	—	—	623,883
Road & Rail	206,222	—	—	206,222
Semiconductor Equipment & Products	156,803	—	—	156,803
Software	206,678	—	—	206,678
Specialty Retail	246,879	5,226	—	252,105
Textiles & Apparel	157,101	—	—	157,101
Tobacco	264,115	—	—	264,115
Trading Companies & Distributors	248,772	—	—	248,772
Transportation Infrastructure	151,566	—	—	151,566
Water Utilities	21,997	—	—	21,997
Wireless Telecommunication Services	377,405	—	—	377,405

Total Common Stocks	21,989,198	55,204	—	22,044,402

Preferred Stocks
Automobiles	35,076	—	—	35,076
Electrical Equipment	8,814	—	—	8,814
Health Care Providers & Services	12,626	—	—	12,626
Household Products	19,893	—	—	19,893
Multi-Utilities	6,918	—	—	6,918

Total Preferred Stocks	83,327	—	—	83,327

Rights/Warrants	374	—	—	374

Mutual Funds
Cash Equivalent	358,326	—	—	358,326
Exchange-Traded Funds	9,966,175	—	—	9,966,175

Total Mutual Funds	10,324,501	—	—	10,324,501

Total Investments	32,397,400	55,204	—	32,452,604

Futures	$12,144	$—	$—	$12,144
Foreign Exchange Contracts	1,241	—	—	1,241

Total	$13,385	$—	$—	$13,385

15

AARP Portfolios

International Stock Market Portfolio (continued)

March 31, 2010 (unaudited)

Portfolio of investments

Subsequent Event

Effective June 1, 2010 there will be an amendment to each of (i) the Sub-Administration agreement dated December 30, 2005 between AARP Financial Incorporated (“AFI”) and State Street Bank and Trust Company (“State Street”) with respect to AARP Funds and (ii) the Sub-Administration Agreement dated December 30, 2005 between AFI and State Street with respect to AARP Portfolios (together, the “Agreements”). The monthly fee payable under the Agreements is changing from an asset based fee to a per fund fee. The total monthly fee for the 5 AARP Funds and 3 AARP Portfolios will be $25,000 per month. The fee will be prorated for partial months and any fund terminations. Shareholders of the AARP Funds and AARP Portfolios will not bear this increase in expenses as it will be borne solely by AFI.

16

AARP Portfolios

U.S. Bond Market Portfolio

March 31, 2010 (unaudited)

Portfolio of investments

	Par Amount	Value

Asset-Backed Securities - 0.3%

Capital One Multi-Asset Execution Trust, 4.900%, 12/15/2017	$25,000	$26,059
Citibank Credit Card Issuance Trust, 4.900%, 12/12/2016	100,000	108,546
Citibank Credit Card Issuance Trust 2003-A10, 4.750%, 12/10/2015	15,000	16,251
Ford Credit Auto Owner Trust, 5.240%, 7/15/2012	50,000	52,522
PSE&G Transition Funding LLC, 6.750%, 6/15/2016	10,000	11,605
TXU Electric Delivery Transition Bond Co. LLC, 5.290%, 5/15/2018	50,000	55,542
USAA Auto Owner Trust, 2.530%, 7/15/2015	10,000	10,155

Total Asset-Backed Securities - (Identified Cost $256,581)		280,680

Corporate Bonds - 18.4%

Consumer Discretionary - 1.9%
Altria Group, Inc., 8.500%, 11/10/2013	50,000	58,491
Anheuser-Busch Cos., Inc., 6.450%, 9/1/2037	25,000	26,731
Anheuser-Busch InBev Worldwide, Inc., 3.000%, 10/15/2012	25,000	25,687
Anheuser-Busch InBev Worldwide, Inc., 4.125%, 1/15/2015	50,000	51,500
CBS Corp., 7.875%, 7/30/2030	30,000	33,149
Clorox Co., 5.450%, 10/15/2012	50,000	54,251
Coca-Cola Co., 5.350%, 11/15/2017	25,000	27,547
Coca-Cola Enterprises, Inc., 6.750%, 9/15/2028	25,000	28,766
Comcast Corp., 5.900%, 3/15/2016	50,000	54,688
Comcast Corp., 6.450%, 3/15/2037	25,000	25,541
Comcast Corp., 6.950%, 8/15/2037	50,000	54,263
Costco Wholesale Corp., 5.500%, 3/15/2017	50,000	54,948
DaimlerChrysler North America Holdings, 8.500%, 1/18/2031	25,000	30,603
DaimlerChrysler North America Holdings Senior Note, 6.500%, 11/15/2013	50,000	55,477
1DIRECTV Holdings LLC, 3.550%, 3/15/2015	50,000	49,253
1DIRECTV Holdings LLC, 5.200%, 3/15/2020	35,000	34,524
Dr Pepper Snapple Group, Inc., 6.120%, 5/1/2013	50,000	55,637
FedEx Corp., 7.375%, 1/15/2014	10,000	11,493
Fortune Brands, Inc., 3.000%, 6/1/2012	50,000	50,126
Home Depot, Inc., 5.400%, 3/1/2016	50,000	54,098
Home Depot, Inc., 5.875%, 12/16/2036	50,000	48,682
Kohl’s Corp., 6.250%, 12/15/2017	25,000	27,856
Lowe’s Cos., Inc., 5.800%, 10/15/2036	25,000	25,254
News America Holdings, Inc., 9.250%, 2/1/2013	35,000	41,152
News America, Inc. Senior Note, 6.150%, 3/1/2037	25,000	24,723
Nordstrom, Inc., 6.750%, 6/1/2014	10,000	11,239
PepsiCo, Inc., 3.750%, 3/1/2014	50,000	52,324
PepsiCo, Inc., 4.500%, 1/15/2020	50,000	50,665
Target Corp. Note, 5.875%, 3/1/2012	50,000	54,247
Time Warner Cable, Inc., 3.500%, 2/1/2015	25,000	25,049
Time Warner Cable, Inc., 5.000%, 2/1/2020	35,000	34,576
Time Warner Cable, Inc., 5.850%, 5/1/2017	50,000	53,615
Time Warner, Inc., 5.875%, 11/15/2016	25,000	27,351
Time Warner, Inc., 7.700%, 5/1/2032	50,000	57,872
United Parcel Service, Inc., 6.200%, 1/15/2038	25,000	27,304
Vanderbilt University, 5.250%, 4/1/2019	50,000	52,540
Wal-Mart Stores, Inc., 5.000%, 4/5/2012	100,000	107,308
Wal-Mart Stores, Inc., 5.250%, 9/1/2035	25,000	23,967

Total Consumer Discretionary		1,582,497

Consumer Staples - 0.7%
Campbell Soup Co., 4.500%, 2/15/2019	20,000	20,387
ConAgra Foods, Inc., 7.000%, 10/1/2028	25,000	27,342
CVS Caremark Corp., 6.125%, 9/15/2039	50,000	49,862
CVS Caremark Corp., 6.250%, 6/1/2027	25,000	26,030
General Mills, Inc., 6.000%, 2/15/2012	50,000	54,426
H.J. Heinz Finance Co., 6.000%, 3/15/2012	25,000	27,037
Hershey Co., 4.850%, 8/15/2015	25,000	26,425
Kraft Foods, Inc., 5.375%, 2/10/2020	25,000	25,457
Kraft Foods, Inc., 6.125%, 2/1/2018	25,000	27,403
Kraft Foods, Inc., 6.250%, 6/1/2012	50,000	54,747
Kraft Foods, Inc., 6.500%, 2/9/2040	25,000	25,994
Kroger Co., 5.500%, 2/1/2013	50,000	54,029
McDonald’s Corp., 6.300%, 3/1/2038	25,000	27,248
Procter & Gamble Co., 5.550%, 3/5/2037	25,000	25,367
[1]Ralcorp Holdings, Inc., 6.625%, 8/15/2039	25,000	24,933
Whirlpool Corp., 8.600%, 5/1/2014	10,000	11,615
Xerox Corp., 6.350%, 5/15/2018	50,000	54,250
Yum! Brands, Inc., 6.250%, 3/15/2018	50,000	54,903

Total Consumer Staples		617,455

1

AARP Portfolios

U.S. Bond Market Portfolio (continued)

March 31, 2010 (unaudited)

Portfolio of investments

	Par Amount	Value

Corporate Bonds - (continued)

Energy - 2.2%
Alberta Energy Co. Ltd., 8.125%, 9/15/2030	$25,000	$29,903
Ameren Energy Generating Co., 6.300%, 4/1/2020	25,000	25,169
Anadarko Petroleum Corp., 5.950%, 9/15/2016	25,000	27,273
Apache Corp., 6.000%, 1/15/2037	25,000	26,394
Appalachian Power Co., 5.000%, 6/1/2017	10,000	10,175
Baker Hughes, Inc., 6.500%, 11/15/2013	25,000	28,609
Boardwalk Pipelines LLC, 5.500%, 2/1/2017	20,000	20,637
Canadian Natural Resources Ltd., 5.700%, 5/15/2017	25,000	26,716
Cisco Systems, Inc., 4.950%, 2/15/2019	50,000	52,090
Cisco Systems, Inc., 5.500%, 1/15/2040	50,000	48,120
ConocoPhillips, 4.400%, 5/15/2013	100,000	106,218
ConocoPhillips, 6.500%, 2/1/2039	25,000	28,023
ConocoPhillips Canada Funding Co., 5.950%, 10/15/2036	25,000	25,971
Diamond Offshore Drilling, Inc., 5.875%, 5/1/2019	40,000	43,514
DTE Energy Co., 7.625%, 5/15/2014	25,000	28,467
Duke Energy Corp., 3.350%, 4/1/2015	100,000	99,477
El Paso Natural Gas Co., 5.950%, 4/15/2017	50,000	52,334
Enbridge Energy Partners LP, 5.200%, 3/15/2020	15,000	15,094
EnCana Corp., 4.750%, 10/15/2013	25,000	26,796
Enterprise Products Operating LLC, 5.250%, 1/31/2020	50,000	50,550
Enterprise Products Operating LP, 6.875%, 3/1/2033	10,000	10,736
EOG Resources, Inc., 6.875%, 10/1/2018	25,000	28,848
FirstEnergy Corp., 6.450%, 11/15/2011	1,000	1,061
FirstEnergy Corp., 7.375%, 11/15/2031	20,000	20,754
FirstEnergy Solutions Corp., 6.050%, 8/15/2021	20,000	20,067
General Electric Co., 5.000%, 2/1/2013	100,000	107,869
Halliburton Co., 7.450%, 9/15/2039	50,000	61,209
Hess Corp., 7.300%, 8/15/2031	25,000	28,569
Kerr-McGee Corp., 6.950%, 7/1/2024	50,000	55,747
KeySpan Corp., 8.000%, 11/15/2030	25,000	30,220
Kinder Morgan Energy Partners LP, 5.800%, 3/15/2035	50,000	47,143
Magellan Midstream Partners L, 6.550%, 7/15/2019	25,000	27,738
Marathon Oil Corp., 6.600%, 10/1/2037	25,000	26,328
Murphy Oil Corp., 6.375%, 5/1/2012	25,000	26,799
Ohio Power Co., 5.375%, 10/1/2021	15,000	15,345
Pemex Project Funding Master Trust, 6.625%, 6/15/2035	25,000	24,661
Petro-Canada, 7.000%, 11/15/2028	25,000	27,357
Plains All American Pipeline LP, 6.650%, 1/15/2037	25,000	26,006
Praxair, Inc., 2.125%, 6/14/2013	50,000	50,160
Progress Energy, Inc., 6.850%, 4/15/2012	50,000	54,581
Progress Energy, Inc., 7.750%, 3/1/2031	25,000	29,563
Rowan Cos, Inc., 7.875%, 8/1/2019	15,000	17,209
San Diego Gas & Electric Co., 6.000%, 6/1/2039	20,000	21,255
Sempra Energy, 6.500%, 6/1/2016	30,000	33,558
Spectra Energy Capital LLC, 5.900%, 9/15/2013	50,000	54,632
Talisman Energy, Inc., 7.750%, 6/1/2019	5,000	5,968
Toledo Edison Co., 7.250%, 5/1/2020	15,000	17,376
TransCanada Pipelines Ltd., 9.875%, 1/1/2021	25,000	34,051
Transocean, Inc., 6.000%, 3/15/2018	25,000	27,257
Valero Energy Corp., 7.500%, 4/15/2032	25,000	25,836
Virginia Electric and Power Co., 5.000%, 6/30/2019	65,000	66,894
XTO Energy, Inc., 6.100%, 4/1/2036	25,000	27,189

Total Energy		1,823,516

Financials - 7.9%
American Express Bank FSB, 3.150%, 12/9/2011	25,000	25,925
American Express Co., 7.000%, 3/19/2018	100,000	113,755
American International Group, Inc., 5.600%, 10/18/2016	50,000	46,601
American International Group, Inc., 6.250%, 5/1/2036	25,000	21,866
Ameritech Capital Funding, 6.550%, 1/15/2028	20,000	19,703
Asian Development Bank, 2.750%, 5/21/2014	60,000	61,046
Bank of America Corp., 3.125%, 6/15/2012	50,000	51,984
Bank of America Corp., 4.750%, 8/15/2013	100,000	104,067
Bank of America Corp., 5.625%, 10/14/2016	50,000	51,838
Bank of America Corp., 7.625%, 6/1/2019	100,000	114,579
Bank of America NA, 5.300%, 3/15/2017	50,000	49,566

2

AARP Portfolios

U.S. Bond Market Portfolio (continued)

March 31, 2010 (unaudited)

Portfolio of investments

	Par Amount	Value

Corporate Bonds - (continued)

Financials - (continued)
Bank of America NA, 6.000%, 10/15/2036	$25,000	$23,206
Bank of New York Mellon Corp., 4.300%, 5/15/2014	30,000	31,611
BB&T Corp., 3.375%, 9/25/2013	25,000	25,537
BB&T Corp., 5.250%, 11/1/2019	25,000	25,182
Bear Stearns Cos., Inc., 5.300%, 10/30/2015	30,000	31,976
Bear Stearns Cos., Inc., 6.950%, 8/10/2012	150,000	166,267
Berkshire Hathaway Finance Corp., 4.000%, 4/15/2012	50,000	52,669
Berkshire Hathaway Finance Corp., 4.850%, 1/15/2015	10,000	10,761
Berkshire Hathaway Finance Corp., 5.750%, 1/15/2040	25,000	24,818
BlackRock, Inc., 3.500%, 12/10/2014	25,000	25,334
BP Capital Markets PLC, 3.625%, 5/8/2014	50,000	51,916
Capital One Capital IV, 6.745%, 2/17/2037	25,000	21,813
Capital One Capital VI, 8.875%, 5/15/2040	40,000	43,891
Capital One Financial Corp., 7.375%, 5/23/2014	15,000	17,156
Chubb Corp., 6.000%, 11/15/2011	10,000	10,721
Cincinnati Financial Corp., 6.920%, 5/15/2028	10,000	9,791
Citibank NA, 1.250%, 9/22/2011	50,000	50,344
Citigroup Funding, Inc., 1.875%, 10/22/2012	100,000	100,860
Citigroup Funding, Inc., 2.250%, 12/10/2012	100,000	101,689
Citigroup, Inc., 2.875%, 12/9/2011	25,000	25,806
Citigroup, Inc., 5.500%, 2/15/2017	150,000	148,413
Citigroup, Inc., 5.850%, 12/11/2034	50,000	45,542
Citigroup, Inc., 6.125%, 5/15/2018	100,000	102,341
Citigroup, Inc., 6.125%, 8/25/2036	50,000	43,764
Citigroup, Inc., 8.125%, 7/15/2039	15,000	17,369
CNA Financial Corp., 6.000%, 8/15/2011	25,000	26,092
Corp. Andina De Fomento, 8.125%, 6/4/2019	15,000	17,680
Credit Suisse, 3.450%, 7/2/2012	50,000	51,787
Credit Suisse USA, Inc., 5.125%, 8/15/2015	100,000	107,217
Devon Financing Corp. ULC, 6.875%, 9/30/2011	50,000	53,970
Discover Financial Services, 6.450%, 6/12/2017	25,000	24,666
Duke Realty LP, 6.750%, 3/15/2020	25,000	25,491
Fifth Third Bancorp, 8.250%, 3/1/2038	50,000	52,685
Financing Corp. (FICO), 9.650%, 11/2/2018	25,000	34,948
General Electric Capital Corp., 2.625%, 12/28/2012	100,000	102,758
General Electric Capital Corp., 2.800%, 1/8/2013	100,000	101,275
General Electric Capital Corp., 3.000%, 12/9/2011	50,000	51,691
General Electric Capital Corp., 5.400%, 2/15/2017	50,000	52,381
General Electric Capital Corp., 5.625%, 5/1/2018	100,000	104,670
General Electric Capital Corp., 5.875%, 1/14/2038	50,000	47,696
General Electric Capital Corp., 5.875%, 2/15/2012	150,000	161,311
General Electric Capital Corp., 6.750%, 3/15/2032	60,000	63,664
General Electric Insurance Solutions Corp., 7.000%, 2/15/2026	50,000	50,799
Goldman Sachs Group, Inc., 1.625%, 7/15/2011	50,000	50,579
Goldman Sachs Group, Inc., 3.250%, 6/15/2012	100,000	104,325
Goldman Sachs Group, Inc., 3.625%, 8/1/2012	35,000	36,266
Goldman Sachs Group, Inc., 5.125%, 1/15/2015	50,000	52,797
Goldman Sachs Group, Inc., 5.450%, 11/1/2012	100,000	108,166
Goldman Sachs Group, Inc., 5.950%, 1/15/2027	30,000	28,874
Goldman Sachs Group, Inc., 6.000%, 5/1/2014	30,000	32,879
Goldman Sachs Group, Inc., 6.125%, 2/15/2033	25,000	24,785
Goldman Sachs Group, Inc., 6.150%, 4/1/2018	50,000	52,988
Goldman Sachs Group, Inc., 6.345%, 2/15/2034	15,000	13,891
Goldman Sachs Group, Inc., 6.750%, 10/1/2037	25,000	25,046
Hartford Financial Services Group, Inc., 6.100%, 10/1/2041	25,000	22,400
Healthcare Realty Trust, Inc., 6.500%, 1/17/2017	25,000	25,683
Hospitality Properties Trust, 7.875%, 8/15/2014	25,000	26,873
HSBC Finance Corp., 4.750%, 7/15/2013	100,000	105,105
HSBC Finance Corp., 5.000%, 6/30/2015	25,000	26,065
HSBC Finance Corp., 6.375%, 11/27/2012	50,000	54,794
Inter-American Development Bank, 4.250%, 9/10/2018	50,000	52,153

3

AARP Portfolios

U.S. Bond Market Portfolio (continued)

March 31, 2010 (unaudited)

Portfolio of investments

	Par Amount	Value

Corporate Bonds - (continued)

Financials - (continued)
Inter-American Development Bank, 5.000%, 4/5/2011	$100,000	$104,416
International Finance Corp., 3.000%, 4/22/2014	105,000	106,660
Jefferies Group, Inc., 8.500%, 7/15/2019	25,000	27,779
John Deere Capital Corp., 5.250%, 10/1/2012	50,000	54,317
JP Morgan Chase Capital XXV, 6.800%, 10/1/2037	50,000	49,925
JPMorgan Chase & Co., 3.125%, 12/1/2011	100,000	103,517
JPMorgan Chase & Co., 6.000%, 1/15/2018	25,000	27,185
JPMorgan Chase & Co., 6.625%, 3/15/2012	100,000	108,758
JPMorgan Chase Capital XV, 5.875%, 3/15/2035	25,000	22,819
JPMorgan Chase Capital XVIII, 6.950%, 8/17/2036	25,000	24,576
JPMorgan Chase Capital XXVII, 7.000%, 11/1/2039	50,000	51,186
Keycorp, 6.500%, 5/14/2013	50,000	53,433
Lazard Group, 6.850%, 6/15/2017	50,000	50,952
Liberty Property LP, 6.625%, 10/1/2017	50,000	50,651
Lincoln National Corp., 8.750%, 7/1/2019	15,000	18,372
Mack-Cali Realty Corp., 7.750%, 8/15/2019	25,000	27,615
Markel Corp., 7.125%, 9/30/2019	50,000	53,843
Marshall & Ilsley Corp., 5.350%, 4/1/2011	50,000	50,278
Merrill Lynch & Co., Inc., 6.150%, 4/25/2013	100,000	107,745
MetLife, Inc., 5.700%, 6/15/2035	10,000	9,623
MetLife, Inc., 6.125%, 12/1/2011	10,000	10,703
MetLife, Inc., 6.400%, 12/15/2036	25,000	22,750
MetLife, Inc., 6.750%, 6/1/2016	50,000	56,104
Morgan Stanley, 3.250%, 12/1/2011	100,000	103,722
Morgan Stanley, 5.625%, 1/9/2012	100,000	105,961
Morgan Stanley, 5.950%, 12/28/2017	100,000	102,895
Morgan Stanley, 6.000%, 5/13/2014	100,000	108,112
Northern Trust Corp., 4.625%, 5/1/2014	15,000	15,968
PACCAR Financial Corp., 1.950%, 12/17/2012	25,000	24,963
PNC Bank NA, 4.875%, 9/21/2017	50,000	49,822
ProLogis, 7.625%, 8/15/2014	25,000	27,360
Private Export Funding Corp., 4.300%, 12/15/2021	25,000	23,618
Protective Life Corp., 8.450%, 10/15/2039	25,000	26,292
Prudential Financial, Inc., 4.500%, 7/15/2013	50,000	52,315
Prudential Financial, Inc., 6.000%, 12/1/2017	50,000	52,998
Raymond James Financial, Inc., 8.600%, 8/15/2019	25,000	28,620
Realty Income Corp., 5.950%, 9/15/2016	25,000	25,538
Regions Financial Corp., 7.750%, 11/10/2014	50,000	52,658
Shell International Finance BV, 4.000%, 3/21/2014	100,000	105,329
Simon Property Group LP, 5.100%, 6/15/2015	25,000	25,705
Simon Property Group LP, 5.650%, 2/1/2020	25,000	24,436
SLM Corp., 5.400%, 10/25/2011	25,000	25,244
Sovereign Bank, 5.125%, 3/15/2013	25,000	25,643
Toll Brothers Finance Corp., 6.750%, 11/1/2019	25,000	25,305
Transatlantic Holdings, Inc., 5.750%, 12/14/2015	20,000	20,430
Travelers Cos., Inc., 5.500%, 12/1/2015	25,000	27,252
Travelers Cos., Inc., 5.750%, 12/15/2017	25,000	27,186
US Bancorp, 4.200%, 5/15/2014	50,000	52,509
USB Capital XIII Trust, 6.625%, 12/15/2039	15,000	15,233
Wachovia Bank NA, 4.875%, 2/1/2015	50,000	51,901
Wachovia Bank NA, 6.600%, 1/15/2038	25,000	25,805
Wachovia Corp., 5.625%, 10/15/2016	50,000	52,764
Wachovia Corp., 5.700%, 8/1/2013	50,000	54,797
Wells Fargo & Co., 3.000%, 12/9/2011	25,000	25,824
Wells Fargo & Co., 5.250%, 10/23/2012	50,000	53,900
Wells Fargo & Co., 5.625%, 12/11/2017	25,000	26,563
Wells Fargo Bank NA, 5.750%, 5/16/2016	100,000	108,058
[1]Western Union Co/The, 5.253%, 4/1/2020	53,000	53,276
Willis North America, Inc., 5.625%, 7/15/2015	25,000	25,696

Total Financials		6,691,062

Health Care - 1.1%
Abbott Laboratories, 5.600%, 5/15/2011	50,000	52,560
Abbott Laboratories, 6.000%, 4/1/2039	50,000	53,112
Aetna, Inc., 6.625%, 6/15/2036	35,000	36,998
Aflac, Inc., 6.900%, 12/17/2039	15,000	15,508
Allstate Corp., 5.950%, 4/1/2036	25,000	25,148
AmerisourceBergen Corp., 5.875%, 9/15/2015	10,000	10,939
Amgen, Inc., 5.850%, 6/1/2017	25,000	27,766

4

AARP Portfolios

U.S. Bond Market Portfolio (continued)

March 31, 2010 (unaudited)

Portfolio of investments

	Par Amount	Value

Corporate Bonds - (continued)

Health Care - (continued)
Amgen, Inc., 6.375%, 6/1/2037	$25,000	$26,969
Baxter International, Inc., 4.625%, 3/15/2015	10,000	10,701
Baxter International, Inc., 5.900%, 9/1/2016	50,000	56,661
Bristol-Myers Squibb Co., 5.875%, 11/15/2036	25,000	25,750
Eli Lilly & Co., 5.200%, 3/15/2017	50,000	53,889
Hospira, Inc., 6.400%, 5/15/2015	5,000	5,551
Johnson & Johnson, 4.950%, 5/15/2033	10,000	9,672
Life Technologies Corp., 3.375%, 3/1/2013	25,000	25,155
McKesson Corp., 7.500%, 2/15/2019	50,000	59,386
Merck & Co., Inc., 5.000%, 6/30/2019	100,000	104,758
Pfizer, Inc., 5.350%, 3/15/2015	100,000	110,306
Schering-Plough Corp., 6.000%, 9/15/2017	25,000	28,176
Teva Pharmaceutical Finance LLC, 5.550%, 2/1/2016	10,000	10,963
Teva Pharmaceutical Finance LLC, 6.150%, 2/1/2036	10,000	10,407
UnitedHealth Group, Inc., 6.000%, 2/15/2018	50,000	53,469
Watson Pharmaceuticals, Inc., 5.000%, 8/15/2014	20,000	20,845
WellPoint, Inc., 6.375%, 1/15/2012	50,000	53,931
Wyeth, 5.500%, 2/15/2016	25,000	27,923
Wyeth, 7.250%, 3/1/2023	25,000	29,371

Total Health Care		945,914

Industrials - 1.6%
ACE INA Holdings, Inc., 5.900%, 6/15/2019	15,000	16,380
Air Products & Chemicals, Inc., 4.375%, 8/21/2019	25,000	24,379
Altria Group, Inc., 9.250%, 8/6/2019	100,000	121,712
Bemis Co., Inc., 5.650%, 8/1/2014	5,000	5,382
Boeing Capital Corp. Ltd., 6.500%, 2/15/2012	50,000	54,646
Boston Properties LP, 5.875%, 10/15/2019	25,000	26,000
Burlington Northern Santa Fe Corp., 5.900%, 7/1/2012	50,000	54,332
Cabot Corp., 5.000%, 10/1/2016	25,000	24,984
Canadian Pacific Railway Co., 5.950%, 5/15/2037	25,000	24,240
Caterpillar Financial Services Corp., 4.250%, 2/8/2013	50,000	53,221
Caterpillar Financial Services Corp., 5.125%, 10/12/2011	50,000	52,974
Caterpillar, Inc., 6.625%, 7/15/2028	10,000	11,071
Cooper US, Inc., 6.100%, 7/1/2017	25,000	27,262
CRH America, Inc., 5.625%, 9/30/2011	25,000	26,211
CSX Corp., 6.250%, 3/15/2018	25,000	27,056
Deere & Co., 4.375%, 10/16/2019	25,000	24,846
Deere & Co., 5.375%, 10/16/2029	25,000	24,999
Dover Corp., 5.450%, 3/15/2018	25,000	26,514
Emerson Electric Co., 5.375%, 10/15/2017	25,000	26,759
Honeywell International, Inc., 5.300%, 3/1/2018	50,000	53,342
Honeywell International, Inc., 5.700%, 3/15/2036	25,000	25,219
International Business Machines Corp., 2.100%, 5/6/2013	50,000	50,387
International Business Machines Corp., 6.500%, 1/15/2028	50,000	55,954
International Paper Co., 7.500%, 8/15/2021	40,000	45,542
Lockheed Martin Corp., 4.121%, 3/14/2013	25,000	26,395
Lockheed Martin Corp., 7.750%, 5/1/2026	25,000	30,512
Norfolk Southern Corp., 7.700%, 5/15/2017	10,000	11,900
Norfolk Southern Corp., 7.800%, 5/15/2027	15,000	18,125
Northrop Grumman Corp., 7.750%, 2/15/2031	15,000	18,435
Philip Morris International, Inc., 5.650%, 5/16/2018	50,000	53,922
Pitney Bowes, Inc., 5.750%, 9/15/2017	25,000	26,957
Potash Corp. of Saskatchewan, Inc., 5.250%, 5/15/2014	25,000	27,053
Procter & Gamble Co., 4.700%, 2/15/2019	50,000	51,370
Raytheon Co., 4.400%, 2/15/2020	25,000	24,689
RR Donnelley & Sons Co., 8.600%, 8/15/2016	25,000	27,779
Southwest Airlines Co., 5.250%, 10/1/2014	50,000	51,950
Tyco International Finance SA, 4.125%, 10/15/2014	25,000	25,876
Tyco International Group SA, 6.000%, 11/15/2013	25,000	27,650
Union Pacific Corp., 6.125%, 2/15/2020	25,000	27,136
Waste Management, Inc., 6.375%, 11/15/2012	25,000	27,717

Total Industrials		1,360,878

Information Technology - 0.5%
Arrow Electronics, Inc., 6.000%, 4/1/2020	25,000	25,271
Electronic Data Systems Corp., 6.000%, 8/1/2013	25,000	27,987
General Dynamics Corp., 1.800%, 7/15/2011	15,000	15,152

5

AARP Portfolios

U.S. Bond Market Portfolio (continued)

March 31, 2010 (unaudited)

Portfolio of investments

	Par Amount	Value

Corporate Bonds - (continued)

Information Technology - (continued)
Hewlett-Packard Co., 5.250%, 3/1/2012	$25,000	$26,850
Microsoft Corp., 2.950%, 6/1/2014	75,000	76,218
Oracle Corp., 6.500%, 4/15/2038	25,000	27,688
Oracle Corp. and Ozark Holding, Inc., 5.250%, 1/15/2016	50,000	55,151
Rockwell Collins, Inc., 5.250%, 7/15/2019	50,000	52,025
Science Applications International Corp., 6.250%, 7/1/2012	20,000	21,908
United Technologies Corp., 4.500%, 4/15/2020	30,000	30,199
United Technologies Corp., 6.050%, 6/1/2036	25,000	26,303
Xerox Corp., 5.500%, 5/15/2012	50,000	53,062

Total Information Technology		437,814

Materials - 0.5%
Alcoa, Inc., 5.900%, 2/1/2027	25,000	22,202
Continental Airlines, Inc., 9.000%, 7/8/2016	48,989	52,909
Dow Chemical Co., 6.000%, 10/1/2012	50,000	54,460
Dow Chemical Co., 8.550%, 5/15/2019	50,000	60,587
EI du Pont de Nemours & Co., 4.625%, 1/15/2020	25,000	25,231
EI Du Pont de Nemours & Co., 4.750%, 3/15/2015	25,000	26,776
EI Du Pont de Nemours & Co., 5.600%, 12/15/2036	25,000	24,775
Falconbridge Ltd., 5.500%, 6/15/2017	25,000	25,356
StatoilHydro ASA, 5.250%, 4/15/2019	20,000	20,924
Vale Overseas Ltd., 6.875%, 11/21/2036	50,000	51,853
Valspar Corp., 7.250%, 6/15/2019	25,000	28,265

Total Materials		393,338

Telecommunication Services - 0.7%
AT&T Wireless Services, Inc., 8.125%, 5/1/2012	50,000	56,451
AT&T, Inc., 6.150%, 9/15/2034	25,000	24,774
AT&T, Inc., 6.400%, 5/15/2038	50,000	51,576
AT&T, Inc., 6.800%, 5/15/2036	25,000	26,516
BellSouth Capital Funding Corp., 7.875%, 2/15/2030	25,000	29,134
BellSouth Corp., 5.200%, 9/15/2014	30,000	32,356
BellSouth Corp., 6.000%, 11/15/2034	10,000	9,685
Cellco Partnership, 3.750%, 5/20/2011	50,000	51,571
Embarq Corp., 7.082%, 6/1/2016	50,000	54,526
Motorola, Inc., 6.000%, 11/15/2017	25,000	25,911
Quest Diagnostics, Inc., 5.750%, 1/30/2040	10,000	9,591
Qwest Corp., 8.375%, 5/1/2016	30,000	33,900
Verizon Communications, Inc., 5.500%, 2/15/2018	50,000	53,079
Verizon Communications, Inc., 5.550%, 2/15/2016	50,000	54,733
Verizon Global Funding Corp., 5.850%, 9/15/2035	10,000	9,764
Verizon Global Funding Corp., 7.750%, 12/1/2030	25,000	29,831
Verizon New England, Inc., 6.500%, 9/15/2011	30,000	31,909
Vodafone Group PLC, 4.150%, 6/10/2014	50,000	51,971

Total Telecommunication Services		637,278

Utilities - 1.3%
Arizona Public Service Co., 6.500%, 3/1/2012	10,000	10,768
Atlantic City Electric Co., 7.750%, 11/15/2018	15,000	17,905
Carolina Power & Light Co., 5.125%, 9/15/2013	10,000	10,945
CenterPoint Energy Resources Corp., 6.000%, 5/15/2018	25,000	26,464
Cincinnati Gas & Electric, 5.700%, 9/15/2012	50,000	54,201
Columbus Southern Power Co., 6.600%, 3/1/2033	25,000	27,042
Commonwealth Edison Co., 5.900%, 3/15/2036	25,000	25,460
Commonwealth Edison Co., 6.150%, 9/15/2017	50,000	55,340
Consolidated Edison Co. of New York, 4.875%, 2/1/2013	50,000	53,772
Consolidated Edison Co. of New York, Inc., 6.300%, 8/15/2037	25,000	26,731
Dominion Resources, Inc., 5.150%, 7/15/2015	15,000	16,118
Dominion Resources, Inc., 6.000%, 11/30/2017	50,000	54,609
Entergy Gulf States La 10/24 Fixed 5.59, 5.590%, 10/1/2024	15,000	15,352
Exelon Corp., 5.625%, 6/15/2035	15,000	13,975
Florida Power & Light Co., 4.950%, 6/1/2035	25,000	22,441
Florida Power & Light Co., 5.690%, 3/1/2040	35,000	34,739
Georgia Power Co., 4.250%, 12/1/2019	40,000	39,351
Interstate Power & Light Co., 6.250%, 7/15/2039	15,000	15,743
MidAmerican Energy Co., 6.750%, 12/30/2031	10,000	11,175
MidAmerican Funding LLC, 6.927%, 3/1/2029	25,000	27,487
National Rural Utilities Cooperative Finance Corp., 7.250%, 3/1/2012	100,000	110,050
Nisource Finance Corp., 6.400%, 3/15/2018	25,000	26,847

6

AARP Portfolios

U.S. Bond Market Portfolio (continued)

March 31, 2010 (unaudited)

Portfolio of investments

	Par Amount	Value

Corporate Bonds - (continued)

Utilities - (continued)
NSTAR, 4.500%, 11/15/2019	$25,000	$24,926
Oneok, Inc., 5.200%, 6/15/2015	25,000	26,652
Pacific Gas & Electric Co., 5.400%, 1/15/2040	25,000	23,615
Pacific Gas & Electric Co., 6.050%, 3/1/2034	15,000	15,496
PPL Electric Utilities Corp., 6.250%, 5/15/2039	10,000	10,714
Public Service Co. of Colorado, 6.250%, 9/1/2037	10,000	10,813
Public Service Electric & Gas Co., 5.800%, 5/1/2037	25,000	25,614
Puget Sound Energy, Inc., 6.274%, 3/15/2037	25,000	26,107
Southern California Edison Co., 5.500%, 3/15/2040	100,000	98,381
TXU Electric Delivery Co., 7.000%, 5/1/2032	25,000	27,411
Virginia Electric and Power Co., 5.400%, 1/15/2016	50,000	53,882
Wisconsin Electric Power Co., 4.250%, 12/15/2019	25,000	24,497

Total Utilities		1,064,623

Total Corporate Bonds - (Identified Cost $14,901,886)		15,554,375

International Debt - 5.3%

Alcan, Inc., 5.200%, 1/15/2014	50,000	53,203
America Movil SA de CV, 5.750%, 1/15/2015	15,000	16,433
America Movil SAB de CV, 5.625%, 11/15/2017	50,000	53,069
ArcelorMittal, 6.125%, 6/1/2018	50,000	52,570
ArcelorMittal, 9.850%, 6/1/2019	100,000	127,303
Asian Development Bank, 5.593%, 7/16/2018	50,000	54,978
AstraZeneca PLC, 6.450%, 9/15/2037	25,000	27,915
Bank of Nova Scotia, 3.400%, 1/22/2015	50,000	49,936
Barclays Bank PLC, 5.000%, 9/22/2016	100,000	102,928
Barrick Australia Financ, 5.950%, 10/15/2039	25,000	24,705
BHP Billiton Finance Ltd., 5.125%, 3/29/2012	25,000	26,776
BP Capital Markets PLC, 3.875%, 3/10/2015	50,000	51,987
Brazilian Government International Bond, 6.000%, 1/17/2017	100,000	109,150
Brazilian Government International Bond, 8.250%, 1/20/2034	50,000	64,000
Brazilian Government International Bond, 8.750%, 2/4/2025	50,000	66,250
British Telecommunications PLC, 9.625%, 12/15/2030	25,000	31,561
Canadian National Railway Co., 6.200%, 6/1/2036	25,000	27,001
Credit Suisse AG, 5.400%, 1/14/2020	50,000	50,486
Deutsche Bank AG, 5.375%, 10/12/2012	100,000	108,889
Deutsche Telekom International Finance BV, 8.750%, 6/15/2030	25,000	32,103
Diageo Finance BV, 3.250%, 1/15/2015	25,000	25,125
Diageo Finance BV, 5.300%, 10/28/2015	50,000	54,962
Eksportfinans ASA, 5.000%, 2/14/2012	100,000	106,762
European Investment Bank, 4.625%, 5/15/2014	200,000	216,784
European Investment Bank, 3.250%, 10/14/2011	100,000	103,531
European Investment Bank, 4.875%, 2/16/2016	50,000	54,316
Export-Import Bank of Korea, 5.875%, 1/14/2015	100,000	108,020
HSBC Holdings PLC, 6.500%, 5/2/2036	25,000	25,844
International Bank for Reconstruction & Development, 7.625%, 1/19/2023	25,000	33,041
International Finance Corp., 3.500%, 5/15/2013	100,000	105,209
Israel Government AID Bond, 5.500%, 4/26/2024	25,000	27,288
Israel Government International Bond, 5.125%, 3/26/2019	75,000	77,822
Israel Government International Bond, 5.500%, 11/9/2016	25,000	27,541
Italy Government International Bond, 4.500%, 1/21/2015	100,000	105,070
Italy Government International Bond, 5.625%, 6/15/2012	100,000	108,116
Italy, Republic of,, 6.875%, 9/27/2023	25,000	28,737
Japan Finance Corp., 2.000%, 6/24/2011	100,000	101,025
KfW Bankengruppe, 3.250%, 3/15/2013	100,000	104,036
KfW Bankengruppe, 4.875%, 1/17/2017	100,000	108,766
Koninklijke Philips Electronics NV, 6.875%, 3/11/2038	50,000	56,691
Kreditanstalt fuer Wiederaufbau, 0.00%, 4/18/2036	50,000	13,132
Kreditanstalt fuer Wiederaufbau, 2.250%, 4/16/2012	100,000	102,099
Kreditanstalt fuer Wiederaufbau, 2.625%, 3/3/2015	50,000	49,612

7

AARP Portfolios

U.S. Bond Market Portfolio (continued)

March 31, 2010 (unaudited)

Portfolio of investments

	Par Amount	Value

International Debt - (continued)

Kreditanstalt fuer Wiederaufbau, 4.875%, 6/17/2019	$50,000	$53,743
Landwirtschaftliche Rentenbank, 3.125%, 7/15/2015	100,000	100,433
Mexico Government International Bond, 6.625%, 3/3/2015	25,000	28,375
Mexico Government International Bond, 6.750%, 9/27/2034	20,000	22,100
Mexico Government International Bond, 8.125%, 12/30/2019	50,000	62,500
Mexico Government International Bond, 8.300%, 8/15/2031	50,000	64,500
Nexen, Inc., 5.875%, 3/10/2035	25,000	23,846
Nomura Holdings, Inc., 5.000%, 3/4/2015	35,000	35,816
Nomura Holdings, Inc., 6.700%, 3/4/2020	26,000	27,032
Nordic Investment Bank, 2.625%, 10/6/2014	50,000	50,063
Novartis Securities Investment Ltd., 5.125%, 2/10/2019	50,000	53,088
Oesterreichische Kontrollbank AG, 4.875%, 2/16/2016	100,000	107,692
Petrobras International Finance Co., 5.750%, 1/20/2020	50,000	51,474
Petrobras International Finance Co., 6.875%, 1/20/2040	25,000	25,930
Petroleos Mexicanos, 8.000%, 5/3/2019	50,000	58,875
Potash Corp. of Saskatchewan, Inc., 3.750%, 9/30/2015	10,000	10,131
Potash Corp. of Saskatchewan, Inc., 4.875%, 3/30/2020	10,000	10,037
Province of British Columbia Canada, 6.500%, 1/15/2026	25,000	28,783
Province of Nova Scotia Canada, 5.125%, 1/26/2017	50,000	54,927
Province of Ontario Canada, 4.000%, 10/7/2019	25,000	24,596
Province of Ontario Canada, 5.000%, 10/18/2011	100,000	106,136
Province of Quebec Canada, 4.600%, 5/26/2015	50,000	53,696
Region of Lombardy Italy, 5.804%, 10/25/2032	50,000	48,245
Republic of Korea, 4.875%, 9/22/2014	25,000	26,610
Republic of Peru, 6.550%, 3/14/2037	25,000	26,875
Republic of Poland, 5.250%, 1/15/2014	50,000	53,900
Telecom Italia Capital SA, 6.375%, 11/15/2033	50,000	46,454
Telefonica Emisiones SAU, 5.984%, 6/20/2011	50,000	52,575
Telefonica Emisiones SAU, 6.221%, 7/3/2017	25,000	27,457
Telefonica Emisiones SAU, 7.045%, 6/20/2036	50,000	56,549
Thomson Corp. Note, 5.700%, 10/1/2014	50,000	55,328
TransAlta Corp., 4.750%, 1/15/2015	25,000	25,845
Vodafone Group PLC, 6.150%, 2/27/2037	25,000	25,692
Vodafone Group PLC, 7.875%, 2/15/2030	25,000	29,929
Weatherford International Ltd., 5.500%, 2/15/2016	25,000	26,673

Total International Debt - (Identified Cost $4,229,728)		4,430,677

Mortgage-Backed Securities - 35.5%

Federal Home Loan Mortgage Corporation, GOLD 30 YR, 5.000% - 5.500%	500,000	521,016
Federal Home Loan Mortgage Corporation, GOLD 15 YR, 5.000%	300,000	316,735
Federal National Mortgage Association, 15 YR, 4.000% - 4.500%	700,000	722,828
Government National Mortgage Association, 30 YR, 5.000%	775,000	805,637
Federal Home Loan Mortgage Corp., 4.000% - 7.000%, 5/1/2020 - 2/1/2040	8,935,436	9,291,508
Federal National Mortgage Association, 4.000% - 7.000%, 6/1/2019 - 1/1/2040	13,841,912	14,475,615
Government National Mortgage Association, 4.000% - 6.500%, 2/15/2036 - 1/15/2040	3,693,119	3,854,405

Total Mortgage-Backed Securities - (Identified Cost $28,903,711)		29,987,744

U.S. Treasury - 27.6%

U.S. Treasury Bonds - 2.9%
4.750%, 2/15/2037	200,000	202,813
6.125%, 8/15/2029	125,000	150,547
6.375%, 8/15/2027	150,000	184,336
6.750%, 8/15/2026	100,000	127,047
7.125%, 2/15/2023	100,000	128,906
7.250%, 5/15/2016	100,000	124,188
7.500%, 11/15/2016	250,000	315,801
8.000%, 11/15/2021	350,000	476,984
8.500%, 2/15/2020	280,000	387,363
8.875%, 8/15/2017	150,000	204,855
9.250%, 2/15/2016	135,000	181,955

Total	2,484,795

U.S. Treasury Notes - 24.7%
0.750%, 11/30/2011	200,000	199,789

8

AARP Portfolios

U.S. Bond Market Portfolio (continued)

March 31, 2010 (unaudited)

Portfolio of investments

	Par Amount	Value

U.S. Treasury - (continued)

U.S. Treasury Notes - (continued)
0.875%, 1/31/2012	$200,000	$199,828
0.875%, 2/29/2012	200,000	199,649
0.875%, 4/30/2011	300,000	301,324
1.000%, 3/31/2012	200,000	199,969
1.000%, 7/31/2011	400,000	402,188
1.000%, 8/31/2011	200,000	200,984
1.000%, 10/31/2011	200,000	200,758
1.000%, 9/30/2011	400,000	401,734
1.000%, 12/31/2011	100,000	100,231
1.125%, 12/15/2011	300,000	301,430
1.125%, 1/15/2012	200,000	200,797
1.125%, 12/15/2012	200,000	198,328
1.375%, 1/15/2013	300,000	299,133
1.375%, 2/15/2013	200,000	199,125
1.375%, 3/15/2013	200,000	198,875
1.375%, 5/15/2012	200,000	201,297
1.375%, 9/15/2012	200,000	200,500
1.375%, 2/15/2012	300,000	302,426
1.375%, 10/15/2012	200,000	200,313
1.375%, 11/15/2012	300,000	300,024
1.750%, 3/31/2014	200,000	197,063
1.750%, 11/15/2011	200,000	203,078
1.750%, 8/15/2012	400,000	405,032
1.875%, 6/15/2012	200,000	203,328
1.875%, 2/28/2014	500,000	495,938
1.875%, 4/30/2014	100,000	98,820
2.000%, 11/30/2013	300,000	300,610
2.250%, 1/31/2015	300,000	296,836
2.375%, 2/28/2015	100,000	99,344
2.375%, 3/31/2016	200,000	193,500
2.375%, 9/30/2014	200,000	200,125
2.375%, 8/31/2014	200,000	200,531
2.375%, 10/31/2014	400,000	399,594
2.625%, 4/30/2016	100,000	97,930
2.625%, 6/30/2014	300,000	304,524
2.625%, 7/31/2014	300,000	304,195
2.625%, 12/31/2014	100,000	100,750
2.750%, 11/30/2016	200,000	194,547
2.750%, 2/15/2019	300,000	278,555
2.750%, 10/31/2013	400,000	411,719
3.000%, 8/31/2016	200,000	198,609
3.000%, 9/30/2016	250,000	247,734
3.125%, 9/30/2013	200,000	208,609
3.125%, 1/31/2017	200,000	198,641
3.125%, 4/30/2013	350,000	365,969
3.125%, 5/15/2019	300,000	285,820
3.125%, 10/31/2016	600,000	598,126
3.250%, 6/30/2016	100,000	101,156
3.250%, 5/31/2016	150,000	151,934
3.250%, 12/31/2016	100,000	100,164
3.375%, 11/15/2019	100,000	96,524
3.375%, 6/30/2013	350,000	368,403
3.500%, 2/15/2039	75,000	60,715
3.625%, 12/31/2012	250,000	264,844
3.625%, 8/15/2019	300,000	296,438
3.750%, 11/15/2018	500,000	503,945
3.875%, 5/15/2018	350,000	358,941
4.000%, 2/15/2015	150,000	160,641
4.000%, 8/15/2018	300,000	309,117
4.125%, 5/15/2015	200,000	215,156
4.125%, 8/31/2012	200,000	213,813
4.250%, 8/15/2013	200,000	216,500
4.250%, 5/15/2039	310,000	287,332
4.250%, 8/15/2015	200,000	216,000
4.250%, 11/15/2017	300,000	317,438
4.375%, 2/15/2038	300,000	285,375
4.500%, 8/15/2039	200,000	193,188
4.500%, 3/31/2012	400,000	427,782
4.500%, 4/30/2012	550,000	589,360
4.500%, 11/30/2011	100,000	106,141
4.500%, 9/30/2011	100,000	105,649
4.625%, 2/15/2040	150,000	147,891
4.625%, 12/31/2011	500,000	532,715
4.625%, 2/15/2017	200,000	217,984
4.750%, 5/15/2014	200,000	220,875
4.750%, 8/15/2017	300,000	328,242
4.875%, 8/15/2016	100,000	110,852
4.875%, 2/15/2012	200,000	214,703
5.000%, 5/15/2037	150,000	157,992
5.125%, 5/15/2016	150,000	168,399
5.375%, 2/15/2031	100,000	110,656
5.500%, 8/15/2028	50,000	56,023
6.625%, 2/15/2027	75,000	94,313
7.625%, 11/15/2022	100,000	133,953
8.125%, 8/15/2021	100,000	137,250
11.250%, 2/15/2015	100,000	140,406

Total	20,817,039

Total U.S. Treasury - (Identified Cost $23,227,448)		23,301,834

U.S. Government Agencies - 6.9%

Federal Farm Credit Bank, 1.750% - 5.375%, 7/18/2011 - 1/17/2017	525,000	549,577
Federal Home Loan Bank, 0.750% - 5.625%, 7/8/2011 - 7/15/2036	625,000	656,910
Federal Home Loan Banks, 1.250% - 2.250%, 10/19/2011 - 3/20/2013	850,000	859,082
Federal Home Loan Mortgage Corp., 1.250% - 6.750%, 8/11/2011 - 7/15/2032	2,080,000	2,133,444
Federal National Mortgage Association, 1.000% - 7.125%, 4/1/2011 - 7/15/2037	1,455,000	1,486,757

9

AARP Portfolios

U.S. Bond Market Portfolio (continued)

March 31, 2010 (unaudited)

Portfolio of investments

	Par Amount	Value

U.S. Government Agencies - (continued)

Tennessee Valley Authority, 4.750% - 6.750%, 8/1/2013 - 9/15/2039	$150,000	$164,656

Total U.S. Government Agencies - (Identified Cost $5,750,892)		5,850,426

Commercial Mortgage-Backed Securities - 3.2%

Banc of America Commercial Mortgage, Inc., 5.118%, 7/11/2043	60,000	62,731
Banc of America Commercial Mortgage, Inc., 5.219%, 10/10/2045	20,000	19,665
Banc of America Commercial Mortgage, Inc., 5.356%, 10/10/2045	100,000	97,343
Banc of America Commercial Mortgage, Inc., 5.658%, 6/10/2049	125,000	112,904
Bear Stearns Commercial Mortgage Securities, 4.740%, 3/13/2040	40,000	41,767
Bear Stearns Commercial Mortgage Securities, 4.750%, 2/13/2046	50,000	51,000
Bear Stearns Commercial Mortgage Securities, 5.405%, 12/11/2040	50,000	51,265
Chase Commercial Mortgage Securities Corp., 7.319%, 10/15/2032	17,886	18,100
Citigroup, 5.171%, 11/15/2044	29,643	30,564
Citigroup Commercial Mortgage Trust, 5.729%, 3/15/2049	25,000	8,380
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.225%, 7/15/2044	50,000	45,441
Commercial Mortgage Pass Through Certificates, 5.347%, 12/10/2046	50,000	43,528
Commercial Mortgage Pass Through Certificates, 5.704%, 6/10/2046	50,000	52,138
Credit Suisse Mortgage Capital Certificates, 5.826%, 6/15/2038	100,000	101,105
CS First Boston Mortgage Securities Corp., 4.429%, 12/15/2036	101,026	104,089
CS First Boston Mortgage Securities Corp., 4.730%, 7/15/2037	20,000	18,457
CS First Boston Mortgage Securities Corp., 5.230%, 12/15/2040	50,000	51,138
CS First Boston Mortgage Securities Corp., 5.416%, 5/15/2036	35,000	36,729
CS First Boston Mortgage Securities Corp., 6.387%, 8/15/2036	24,054	25,318
CW Capital Cobalt Ltd., 5.484%, 4/15/2047	25,000	22,832
G.E. Capital Commercial Mortgage Corp., 5.189%, 7/10/2039	150,000	156,218
Greenwich Capital Commercial Funding Corp., 4.799%, 8/10/2042	50,000	49,757
Greenwich Capital Commercial Funding Corp., 5.736%, 12/10/2049	125,000	121,751
GS Mortgage Securities Corp. II, 4.761%, 7/10/2039	15,000	14,906
GS Mortgage Securities Corp. II, 5.396%, 8/10/2038	100,000	104,407
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2003-CB7, Class A4, 4.879%, 1/12/2038	20,000	20,801
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3 Class A4A, 4.936%, 8/15/2042	50,000	50,696
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A3, 4.959%, 8/15/2042	35,000	35,466
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A4, 5.038%, 3/15/2046	20,000	20,724
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class AM, 4.999%, 10/15/2042	15,000	14,060
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A3, 5.819%, 6/12/2043	100,000	103,519
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP6, Class A4, 5.475%, 4/15/2043	100,000	102,785
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A4, 5.440%, 6/12/2047	50,000	48,959
LB-UBS Commercial Mortgage Trust, 4.361%, 1/15/2029	50,000	48,625
LB-UBS Commercial Mortgage Trust, 5.018%, 2/15/2031	8,443	8,502
LB-UBS Commercial Mortgage Trust, 5.139%, 2/15/2031	20,000	21,106
LB-UBS Commercial Mortgage Trust, 5.207%, 2/15/2031	20,000	20,458
LB-UBS Commercial Mortgage Trust, 5.430%, 2/15/2040	100,000	96,420
Merrill Lynch, 5.378%, 8/12/2048	150,000	133,503
Merrill Lynch Mortgage Trust, 5.233%, 11/12/2037	50,000	51,873
Morgan Stanley Capital I, 5.208%, 11/14/2042	25,000	25,690
Morgan Stanley Capital I, 5.514%, 11/12/2049	100,000	101,949
Morgan Stanley Capital I, 5.610%, 4/15/2049	100,000	103,528
Wachovia Bank Commercial Mortgage Trust, 4.867%, 2/15/2035	100,000	104,707

10

AARP Portfolios

U.S. Bond Market Portfolio (continued)

March 31, 2010 (unaudited)

Portfolio of investments

	Par Amount	Value

Commercial Mortgage-Backed Securities - (continued)

Wachovia Bank Commercial Mortgage Trust, 5.203%, 1/15/2045	$15,593	$15,671
Wachovia Bank Commercial Mortgage Trust, 5.308%, 11/15/2048	75,000	74,584
Wachovia Bank Commercial Mortgage Trust, 5.416%, 1/15/2045	50,000	51,169

Total Commercial Mortgage-Backed Securities - (Identified Cost $2,677,671)		2,696,328

Municipal Bonds - 0.5%

American Municipal Power-Ohio, Inc., 6.449%, 2/15/2044	25,000	25,456
Bay Area Toll Authority, 6.263%, 4/1/2049	25,000	25,009
Central Puget Sound Regional Transportation Authority, 5.491%, 11/1/2039	25,000	24,572
Commonwealth of Massachusetts, 5.456%, 12/1/2039	25,000	24,984
Illinois State Toll Highway Authority, 5.851%, 12/1/2034	25,000	24,490
Municipal Electric Authority of Georgia, 6.637%, 4/1/2057	25,000	24,822
New Jersey State Turnpike Revenue, 7.414%, 1/1/2040	15,000	17,481
New York City Municipal Water Finance Authority, 6.011%, 6/15/2042	10,000	10,100
New York State Urban Development Corp., 5.770%, 3/15/2039	25,000	24,743
State of California, 4.850%, 10/1/2014	25,000	25,617
State of California, 5.950%, 4/1/2016	35,000	36,426
State of California, 7.300%, 10/1/2039	25,000	25,114
State of California, 7.500%, 4/1/2034	50,000	51,642
State of Connecticut, 5.850%, 3/15/2032	25,000	26,100
State of Illinois, 4.950%, 6/1/2023	25,000	23,333
State of Illinois Taxable, 5.100%, 6/1/2033	25,000	20,521
State of Utah, 4.554%, 7/1/2024	15,000	15,033
State of Washington, 5.481%, 8/1/2039	25,000	25,413

Total Municipal Bonds - (Identified Cost $451,588)		450,856

	Shares

Mutual Fund - 4.5%

AIM Prime Fund (At Net Asset Value)	3,784,053	3,784,053

Total Investments - 102.2% (Identified Cost $84,183,558)[2]		86,336,973

Other Assets & Liabilities - Net - (2.2)%		(1,875,983)

Total Net Assets - 100.0%		$84,460,990

[1]

Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. This security may only be sold to qualified institutional investors and it is determined to be liquid under criteria established by the Portfolio’s Board of Trustees. At March 31, 2010, these securities amounted to $161,986 which represents 0.2% of the total net assets.

[2]

At March 31, 2010, the cost of investments for federal tax purposes was $84,183,558. The net unrealized appreciation of investments for federal tax purposes was $2,153,415. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,589,192 and net unrealized depreciation from investments for those securities having an excess of cost over value of $435,777.

For information on the Portfolio’s policies regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual financial statements.

The Portfolio adopted Fair Value Measurements effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. There is three-tier hierarchy for measuring fair value and enhancing disclosure. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

11

AARP Portfolios

U.S. Bond Market Portfolio (continued)

March 31, 2010 (unaudited)

Portfolio of investments

The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s investments carried at value:

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset-Backed Securities	$—	$280,680	$—	$280,680
Corporate Bonds
Consumer Discretionary	—	1,582,497	—	1,582,497
Consumer Staples	—	617,455	—	617,455
Energy	—	1,823,516	—	1,823,516
Financials	—	6,691,062	—	6,691,062
Health Care	—	945,914	—	945,914
Industrials	—	1,360,878	—	1,360,878
Information Technology	—	437,814	—	437,814
Materials	—	393,338	—	393,338
Telecommunication Services	—	637,278	—	637,278
Utilities	—	1,064,623	—	1,064,623

Total Corporate Bonds	—	15,554,375	—	15,554,375

International Debt	—	4,430,677	—	4,430,677
Mortgage-Backed Securities	—	29,987,744	—	29,987,744
U.S. Treasury
U.S. Treasury Bonds	2,484,795	—	—	2,484,795
U.S. Treasury Notes	20,817,039	—	—	20,817,039

Total U.S. Treasury	23,301,834	—	—	23,301,834

U.S. Government Agencies	5,740,140	110,286	—	5,850,426
Commercial Mortgage-Backed Securities	—	2,696,328	—	2,696,328
Municipal Bonds	—	450,856	—	450,856
Mutual Fund	3,784,053	—	—	3,784,053

Total Investments	$32,826,027	$53,510,946	$—	$86,336,973

12

AARP Portfolios

U.S. Bond Market Portfolio (continued)

March 31, 2010 (unaudited)

Portfolio of investments

Subsequent Event

Effective June 1, 2010 there will be an amendment to each of (i) the Sub-Administration agreement dated December 30, 2005 between AARP Financial Incorporated (“AFI”) and State Street Bank and Trust Company (“State Street”) with respect to AARP Funds and (ii) the Sub-Administration Agreement dated December 30, 2005 between AFI and State Street with respect to AARP Portfolios (together, the “Agreements”). The monthly fee payable under the Agreements is changing from an asset based fee to a per fund fee. The total monthly fee for the 5 AARP Funds and 3 AARP Portfolios will be $25,000 per month. The fee will be prorated for partial months and any fund terminations. Shareholders of the AARP Funds and AARP Portfolios will not bear this increase in expenses as it will be borne solely by AFI.

13

Item 2.	Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-Q, Richard M. Hisey, the registrant’s President and Principal Executive Officer and Jeffrey J. Gaboury Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on his review, Mr. Hisey and Mr. Gaboury determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-Q filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AARP FUNDS

By:	/S/ RICHARD M. HISEY
Richard M. Hisey
President and Principal Executive Officer

Date: May 14, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ RICHARD M. HISEY
Richard M. Hisey
President and Principal Executive Officer

Date:	May 14, 2010

By:	/S/ JEFFREY J. GABOURY
Jeffrey J. Gaboury
Treasurer and Principal Financial Officer

Date:	May 14, 2010